Schedule III (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				$ 9,174,820
Initial Cost of Land				1,456,199,589
Initial Cost of Buildings				2,325,879,397
Costs Capitalized Subsequent to Acquisition				2,627,855,759
Land and Improvements				1,532,757,930
Building and Improvements				4,859,620,655
Gross Amount Carried at End of Period	$ 6,392,378,585	$ 5,225,981,000	$ 5,225,981,000	6,392,378,585
Accumulated Depreciation	941,298,921	822,069,000	952,014,000	941,298,921
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,522,689,000	5,225,981,000	6,104,640,000
Real Estate Additions	1,380,526,000	628,189,000	407,703,000
Real Estate, Cost of Real Estate Sold	(510,836,000)	(331,481,000)	(1,286,362,000)
Real Estate, Gross	6,392,378,585	5,522,689,000	5,225,981,000
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	822,069,000	721,314,000	952,014,000
Real Estate Accumulated Depreciation, Depreciation Expense	143,652,000	149,044,000	168,077,000
Real Estate Accumulated Depreciation, Real Estate Sold	(24,422,000)	(48,289,000)	(398,777,000)
Real Estate Accumulated Depreciation	941,298,921	$ 822,069,000	$ 721,314,000
Athene, New York Life and Wells Fargo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				347,900,000
Operating Properties [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				9,174,820
Initial Cost of Land				1,046,464,279
Initial Cost of Buildings				2,325,879,397
Costs Capitalized Subsequent to Acquisition				2,278,774,799
Land and Improvements				1,236,514,050
Building and Improvements				4,397,048,266
Gross Amount Carried at End of Period	5,633,562,316			5,633,562,316
Accumulated Depreciation	941,298,921			941,298,921
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,633,562,316
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	941,298,921
Operating Properties [Member] | 1467 Perryman Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				12,052,635
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				35,350,875
Land and Improvements				12,334,030
Building and Improvements				35,069,480
Gross Amount Carried at End of Period	47,403,510			47,403,510
Accumulated Depreciation	4,214,259			4,214,259
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	47,403,510
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	4,214,259
Operating Properties [Member] | 1501 Perryman Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				5,813,324
Initial Cost of Buildings				18,874,059
Costs Capitalized Subsequent to Acquisition				6,378,428
Land and Improvements				5,816,839
Building and Improvements				25,248,972
Gross Amount Carried at End of Period	31,065,811			31,065,811
Accumulated Depreciation	8,227,740			8,227,740
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	31,065,811
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	8,227,740
Operating Properties [Member] | 869 S Route 53 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,194,223
Initial Cost of Buildings				4,201,881
Costs Capitalized Subsequent to Acquisition				230,036
Land and Improvements				1,194,223
Building and Improvements				4,431,918
Gross Amount Carried at End of Period	5,626,141			5,626,141
Accumulated Depreciation	658,252			658,252
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,626,141
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	658,252
Operating Properties [Member] | 901 S Route 53 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,055,066
Initial Cost of Buildings				5,984,093
Costs Capitalized Subsequent to Acquisition				879,888
Land and Improvements				2,055,066
Building and Improvements				6,863,981
Gross Amount Carried at End of Period	8,919,047			8,919,047
Accumulated Depreciation	1,230,963			1,230,963
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	8,919,047
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,230,963
Operating Properties [Member] | 8620 Congdon Hill Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				38,328,000
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				36,647,068
Land and Improvements				38,328,000
Building and Improvements				36,647,068
Gross Amount Carried at End of Period	74,975,068			74,975,068
Accumulated Depreciation	3,101,872			3,101,872
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	74,975,068
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	3,101,872
Operating Properties [Member] | 200 Boulder Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				4,722,683
Initial Cost of Buildings				18,922,645
Costs Capitalized Subsequent to Acquisition				2,434,125
Land and Improvements				4,722,683
Building and Improvements				21,356,770
Gross Amount Carried at End of Period	26,079,453			26,079,453
Accumulated Depreciation	7,396,339			7,396,339
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	26,079,453
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	7,396,339
Operating Properties [Member] | 250 Boulder Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				3,599,936
Initial Cost of Buildings				12,099,145
Costs Capitalized Subsequent to Acquisition				2,199,097
Land and Improvements				3,717,733
Building and Improvements				14,180,445
Gross Amount Carried at End of Period	17,898,178			17,898,178
Accumulated Depreciation	5,997,398			5,997,398
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	17,898,178
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	5,997,398
Operating Properties [Member] | 400 Nestle Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				8,065,500
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				31,538,572
Land and Improvements				8,184,096
Building and Improvements				31,419,976
Gross Amount Carried at End of Period	39,604,072			39,604,072
Accumulated Depreciation	16,558,762			16,558,762
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	39,604,072
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	16,558,762
Operating Properties [Member] | 650 Boulder Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				5,208,248
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				32,440,853
Land and Improvements				9,961,788
Building and Improvements				27,687,313
Gross Amount Carried at End of Period	37,649,101			37,649,101
Accumulated Depreciation	11,327,870			11,327,870
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	37,649,101
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	11,327,870
Operating Properties [Member] | 651 Boulder Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				4,308,646
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				18,551,417
Land and Improvements				4,308,646
Building and Improvements				18,551,417
Gross Amount Carried at End of Period	22,860,063			22,860,063
Accumulated Depreciation	10,468,080			10,468,080
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	22,860,063
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	10,468,080
Operating Properties [Member] | 700 Nestle Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				3,473,120
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				20,401,484
Land and Improvements				4,174,970
Building and Improvements				19,699,634
Gross Amount Carried at End of Period	23,874,604			23,874,604
Accumulated Depreciation	11,536,583			11,536,583
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	23,874,604
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	11,536,583
Operating Properties [Member] | 705 Boulder Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				10,594,027
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				28,810,136
Land and Improvements				10,596,767
Building and Improvements				28,807,396
Gross Amount Carried at End of Period	39,404,163			39,404,163
Accumulated Depreciation	17,664,832			17,664,832
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	39,404,163
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	17,664,832
Operating Properties [Member] | 7165 Ambassador Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				792,999
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				4,694,609
Land and Improvements				804,848
Building and Improvements				4,682,760
Gross Amount Carried at End of Period	5,487,608			5,487,608
Accumulated Depreciation	2,265,255			2,265,255
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,487,608
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,265,255
Operating Properties [Member] | 7248 Industrial Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,670,849
Initial Cost of Buildings				13,307,408
Costs Capitalized Subsequent to Acquisition				4,665,457
Land and Improvements				2,670,673
Building and Improvements				17,973,041
Gross Amount Carried at End of Period	20,643,714			20,643,714
Accumulated Depreciation	9,990,484			9,990,484
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	20,643,714
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	9,990,484
Operating Properties [Member] | 7339 Industrial Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,187,776
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				7,592,257
Land and Improvements				1,197,447
Building and Improvements				7,582,586
Gross Amount Carried at End of Period	8,780,033			8,780,033
Accumulated Depreciation	4,441,217			4,441,217
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	8,780,033
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	4,441,217
Operating Properties [Member] | 7437 Industrial Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				717,488
Initial Cost of Buildings				5,022,413
Costs Capitalized Subsequent to Acquisition				4,003,719
Land and Improvements				726,651
Building and Improvements				9,016,968
Gross Amount Carried at End of Period	9,743,619			9,743,619
Accumulated Depreciation	5,686,680			5,686,680
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	9,743,619
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	5,686,680
Operating Properties [Member] | 8014 Industrial Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				4,019,258
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				12,646,983
Land and Improvements				3,645,117
Building and Improvements				13,021,124
Gross Amount Carried at End of Period	16,666,241			16,666,241
Accumulated Depreciation	5,718,258			5,718,258
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	16,666,241
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	5,718,258
Operating Properties [Member] | 8150 Industrial Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,564,167
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				9,443,051
Land and Improvements				2,571,466
Building and Improvements				9,435,752
Gross Amount Carried at End of Period	12,007,218			12,007,218
Accumulated Depreciation	4,279,822			4,279,822
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	12,007,218
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	4,279,822
Operating Properties [Member] | 8250 Industrial Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,025,667
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				5,254,712
Land and Improvements				1,035,854
Building and Improvements				5,244,525
Gross Amount Carried at End of Period	6,280,379			6,280,379
Accumulated Depreciation	2,154,620			2,154,620
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,280,379
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,154,620
Operating Properties [Member] | 8400 Industrial Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				6,725,948
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				27,402,563
Land and Improvements				7,521,211
Building and Improvements				26,607,300
Gross Amount Carried at End of Period	34,128,511			34,128,511
Accumulated Depreciation	8,740,124			8,740,124
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	34,128,511
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	8,740,124
Operating Properties [Member] | 6330 Hedgewood Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				531,268
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				6,029,991
Land and Improvements				532,047
Building and Improvements				6,029,212
Gross Amount Carried at End of Period	6,561,259			6,561,259
Accumulated Depreciation	4,218,156			4,218,156
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,561,259
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	4,218,156
Operating Properties [Member] | 6350 Hedgewood Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				360,027
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				4,526,060
Land and Improvements				560,691
Building and Improvements				4,325,396
Gross Amount Carried at End of Period	4,886,087			4,886,087
Accumulated Depreciation	2,757,186			2,757,186
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,886,087
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,757,186
Operating Properties [Member] | 6370 Hedgewood Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				540,795
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				4,369,686
Land and Improvements				541,459
Building and Improvements				4,369,022
Gross Amount Carried at End of Period	4,910,481			4,910,481
Accumulated Depreciation	2,735,162			2,735,162
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,910,481
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,735,162
Operating Properties [Member] | 6390 Hedgewood Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				707,203
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				3,446,028
Land and Improvements				707,867
Building and Improvements				3,445,364
Gross Amount Carried at End of Period	4,153,231			4,153,231
Accumulated Depreciation	2,054,135			2,054,135
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,153,231
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,054,135
Operating Properties [Member] | 6520 Stonegate Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				453,315
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				1,589,269
Land and Improvements				484,361
Building and Improvements				1,558,223
Gross Amount Carried at End of Period	2,042,584			2,042,584
Accumulated Depreciation	770,493			770,493
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,042,584
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	770,493
Operating Properties [Member] | 6540 Stonegate Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				422,042
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				5,337,127
Land and Improvements				422,730
Building and Improvements				5,336,439
Gross Amount Carried at End of Period	5,759,169			5,759,169
Accumulated Depreciation	3,335,623			3,335,623
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,759,169
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	3,335,623
Operating Properties [Member] | 6560 Stonegate Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				458,281
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				3,856,517
Land and Improvements				458,945
Building and Improvements				3,855,853
Gross Amount Carried at End of Period	4,314,798			4,314,798
Accumulated Depreciation	2,468,547			2,468,547
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,314,798
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,468,547
Operating Properties [Member] | 6580 Snowdrift Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				388,328
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				4,876,767
Land and Improvements				389,081
Building and Improvements				4,876,014
Gross Amount Carried at End of Period	5,265,095			5,265,095
Accumulated Depreciation	3,417,222			3,417,222
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,265,095
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	3,417,222
Operating Properties [Member] | 7620 Cetronia Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,091,806
Initial Cost of Buildings				3,851,456
Costs Capitalized Subsequent to Acquisition				780,423
Land and Improvements				1,093,724
Building and Improvements				4,629,961
Gross Amount Carried at End of Period	5,723,685			5,723,685
Accumulated Depreciation	2,503,775			2,503,775
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,723,685
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,503,775
Operating Properties [Member] | 2250 East Bardin Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost of Land				4,754,659
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				1,110,192
Land and Improvements				5,864,850
Building and Improvements				30,284,926
Gross Amount Carried at End of Period	36,149,776			36,149,776
Accumulated Depreciation	434,113			434,113
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	36,149,776
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	434,113
Operating Properties [Member] | 3095 Presidential Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				200,351
Initial Cost of Buildings				1,729,161
Costs Capitalized Subsequent to Acquisition				255,502
Land and Improvements				200,351
Building and Improvements				1,984,663
Gross Amount Carried at End of Period	2,185,014			2,185,014
Accumulated Depreciation	436,384			436,384
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,185,014
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	436,384
Operating Properties [Member] | 3097 Presidential Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				188,680
Initial Cost of Buildings				1,721,048
Costs Capitalized Subsequent to Acquisition				405,231
Land and Improvements				188,680
Building and Improvements				2,126,279
Gross Amount Carried at End of Period	2,314,959			2,314,959
Accumulated Depreciation	359,030			359,030
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,314,959
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	359,030
Operating Properties [Member] | 7030 Buford Highway NE [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				919,850
Initial Cost of Buildings				4,051,340
Costs Capitalized Subsequent to Acquisition				954,682
Land and Improvements				919,850
Building and Improvements				5,006,022
Gross Amount Carried at End of Period	5,925,872			5,925,872
Accumulated Depreciation	1,064,051			1,064,051
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,925,872
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,064,051
Operating Properties [Member] | Barton 150 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost of Land				2,196,955
Initial Cost of Buildings				13,643,981
Costs Capitalized Subsequent to Acquisition				(3,633,742)
Land and Improvements				1,692,997
Building and Improvements				10,514,197
Gross Amount Carried at End of Period	12,207,194			12,207,194
Accumulated Depreciation	1,647,568			1,647,568
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	12,207,194
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,647,568
Operating Properties [Member] | 1055-1071 Kingsland Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				727,294
Initial Cost of Buildings				2,367,529
Costs Capitalized Subsequent to Acquisition				706,473
Land and Improvements				727,294
Building and Improvements				3,074,002
Gross Amount Carried at End of Period	3,801,296			3,801,296
Accumulated Depreciation	659,693			659,693
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,801,296
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	659,693
Operating Properties [Member] | 4606 Richlynn Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				299,600
Initial Cost of Buildings				1,818,861
Costs Capitalized Subsequent to Acquisition				722,788
Land and Improvements				299,600
Building and Improvements				2,541,649
Gross Amount Carried at End of Period	2,841,249			2,841,249
Accumulated Depreciation	1,231,732			1,231,732
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,841,249
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,231,732
Operating Properties [Member] | 11800 Baltimore Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,769,962
Initial Cost of Buildings				1,829,028
Costs Capitalized Subsequent to Acquisition				267,937
Land and Improvements				2,663,725
Building and Improvements				2,203,203
Gross Amount Carried at End of Period	4,866,928			4,866,928
Accumulated Depreciation	430,470			430,470
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,866,928
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	430,470
Operating Properties [Member] | 11850 Baltimore Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				3,595,044
Initial Cost of Buildings				2,415,132
Costs Capitalized Subsequent to Acquisition				164,477
Land and Improvements				3,457,162
Building and Improvements				2,717,491
Gross Amount Carried at End of Period	6,174,653			6,174,653
Accumulated Depreciation	759,246			759,246
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,174,653
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	759,246
Operating Properties [Member] | 11900 Baltimore Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				3,492,036
Initial Cost of Buildings				2,024,038
Costs Capitalized Subsequent to Acquisition				520,179
Land and Improvements				3,358,104
Building and Improvements				2,678,149
Gross Amount Carried at End of Period	6,036,253			6,036,253
Accumulated Depreciation	851,104			851,104
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,036,253
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	851,104
Operating Properties [Member] | 12104 Indian Creek Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,021,752
Initial Cost of Buildings				2,503,802
Costs Capitalized Subsequent to Acquisition				339,825
Land and Improvements				2,021,752
Building and Improvements				2,843,627
Gross Amount Carried at End of Period	4,865,379			4,865,379
Accumulated Depreciation	765,205			765,205
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,865,379
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	765,205
Operating Properties [Member] | 12200 Indian Creek Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,347,882
Initial Cost of Buildings				1,460,291
Costs Capitalized Subsequent to Acquisition				623,867
Land and Improvements				1,347,882
Building and Improvements				2,084,158
Gross Amount Carried at End of Period	3,432,040			3,432,040
Accumulated Depreciation	479,038			479,038
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,432,040
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	479,038
Operating Properties [Member] | 12240 Indian Creek Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,479,307
Initial Cost of Buildings				2,159,997
Costs Capitalized Subsequent to Acquisition				791,665
Land and Improvements				1,479,307
Building and Improvements				2,951,663
Gross Amount Carried at End of Period	4,430,970			4,430,970
Accumulated Depreciation	635,369			635,369
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,430,970
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	635,369
Operating Properties [Member] | 1071 Thorndale Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,173,006
Initial Cost of Buildings				2,280,788
Costs Capitalized Subsequent to Acquisition				291,248
Land and Improvements				2,016,715
Building and Improvements				2,728,327
Gross Amount Carried at End of Period	4,745,042			4,745,042
Accumulated Depreciation	605,234			605,234
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,745,042
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	605,234
Operating Properties [Member] | 1260-1274 Ellis Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,298,560
Initial Cost of Buildings				4,020,382
Costs Capitalized Subsequent to Acquisition				360,126
Land and Improvements				2,298,560
Building and Improvements				4,380,508
Gross Amount Carried at End of Period	6,679,068			6,679,068
Accumulated Depreciation	910,658			910,658
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,679,068
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	910,658
Operating Properties [Member] | 371-377 Meyer Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,903,423
Initial Cost of Buildings				3,563,953
Costs Capitalized Subsequent to Acquisition				581,650
Land and Improvements				1,903,423
Building and Improvements				4,145,603
Gross Amount Carried at End of Period	6,049,026			6,049,026
Accumulated Depreciation	835,950			835,950
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,049,026
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	835,950
Operating Properties [Member] | 350 North York Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost of Land				3,043,130
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				(1,288,668)
Land and Improvements				1,754,462
Building and Improvements				4,763,320
Gross Amount Carried at End of Period	6,517,782			6,517,782
Accumulated Depreciation	1,668			1,668
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,517,782
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,668
Operating Properties [Member] | 850-880 Devon Ave [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,958,756
Initial Cost of Buildings				7,959,013
Costs Capitalized Subsequent to Acquisition				780,065
Land and Improvements				2,958,756
Building and Improvements				8,739,078
Gross Amount Carried at End of Period	11,697,834			11,697,834
Accumulated Depreciation	1,719,794			1,719,794
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	11,697,834
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,719,794
Operating Properties [Member] | 10 Emery Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				5,591,216
Initial Cost of Buildings				32,941,818
Costs Capitalized Subsequent to Acquisition				8,083,706
Land and Improvements				8,947,574
Building and Improvements				37,669,166
Gross Amount Carried at End of Period	46,616,740			46,616,740
Accumulated Depreciation	6,155,898			6,155,898
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	46,616,740
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	6,155,898
Operating Properties [Member] | 2785 Commerce Center Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				11,961,623
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				46,707,077
Land and Improvements				12,009,985
Building and Improvements				46,658,715
Gross Amount Carried at End of Period	58,668,700			58,668,700
Accumulated Depreciation	7,007,059			7,007,059
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	58,668,700
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	7,007,059
Operating Properties [Member] | 1455 Remington Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,501,294
Initial Cost of Buildings				10,704,719
Costs Capitalized Subsequent to Acquisition				26,008
Land and Improvements				2,501,294
Building and Improvements				10,730,727
Gross Amount Carried at End of Period	13,232,021			13,232,021
Accumulated Depreciation	1,725,320			1,725,320
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	13,232,021
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,725,320
Operating Properties [Member] | 150 E Crossroads Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				3,078,949
Initial Cost of Buildings				14,143,377
Costs Capitalized Subsequent to Acquisition				1,303,328
Land and Improvements				3,078,949
Building and Improvements				15,446,705
Gross Amount Carried at End of Period	18,525,654			18,525,654
Accumulated Depreciation	2,859,514			2,859,514
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	18,525,654
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,859,514
Operating Properties [Member] | 553 S Joliet Ave [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				3,764,831
Initial Cost of Buildings				15,109,947
Costs Capitalized Subsequent to Acquisition				2,933,005
Land and Improvements				3,764,831
Building and Improvements				18,042,952
Gross Amount Carried at End of Period	21,807,783			21,807,783
Accumulated Depreciation	3,595,146			3,595,146
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	21,807,783
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	3,595,146
Operating Properties [Member] | 400 Boulder Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,859,106
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				12,772,102
Land and Improvements				2,865,575
Building and Improvements				12,765,633
Gross Amount Carried at End of Period	15,631,208			15,631,208
Accumulated Depreciation	4,196,273			4,196,273
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	15,631,208
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	4,196,273
Operating Properties [Member] | 8201 Industrial Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,089,719
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				9,261,318
Land and Improvements				2,222,168
Building and Improvements				9,128,869
Gross Amount Carried at End of Period	11,351,037			11,351,037
Accumulated Depreciation	2,428,891			2,428,891
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	11,351,037
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,428,891
Operating Properties [Member] | 8451 Willard Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				8,752,708
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				40,889,400
Land and Improvements				11,511,499
Building and Improvements				38,130,609
Gross Amount Carried at End of Period	49,642,108			49,642,108
Accumulated Depreciation	12,471,964			12,471,964
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	49,642,108
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	12,471,964
Operating Properties [Member] | 860 Nestle Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				8,118,881
Initial Cost of Buildings				18,885,486
Costs Capitalized Subsequent to Acquisition				7,522,275
Land and Improvements				8,118,881
Building and Improvements				26,407,761
Gross Amount Carried at End of Period	34,526,642			34,526,642
Accumulated Depreciation	11,645,718			11,645,718
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	34,526,642
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	11,645,718
Operating Properties [Member] | 3525 Gravel Springs Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,391,065
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				5,767,103
Land and Improvements				1,629,677
Building and Improvements				5,528,491
Gross Amount Carried at End of Period	7,158,168			7,158,168
Accumulated Depreciation	219,606			219,606
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,158,168
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	219,606
Operating Properties [Member] | 3535 Gravel Springs Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,807,020
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				9,458,307
Land and Improvements				3,077,350
Building and Improvements				9,187,977
Gross Amount Carried at End of Period	12,265,327			12,265,327
Accumulated Depreciation	333,446			333,446
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	12,265,327
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	333,446
Operating Properties [Member] | Tesco Trucking Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				5,755,835
Initial Cost of Buildings				20,336,288
Costs Capitalized Subsequent to Acquisition				29,673,532
Land and Improvements				5,755,835
Building and Improvements				23,917,697
Gross Amount Carried at End of Period	29,673,532			29,673,532
Accumulated Depreciation	200,687			200,687
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	29,673,532
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	200,687
Operating Properties [Member] | 100 Carolina Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				10,830,187
Costs Capitalized Subsequent to Acquisition				32,143,152
Land and Improvements				10,830,187
Building and Improvements				32,143,152
Gross Amount Carried at End of Period	42,973,339			42,973,339
Accumulated Depreciation	538,847			538,847
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	42,973,339
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	538,847
Operating Properties [Member] | 105 Amor Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				0
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				7,529,232
Land and Improvements				5,229,867
Building and Improvements				2,299,365
Gross Amount Carried at End of Period	7,529,232			7,529,232
Accumulated Depreciation	30,122			30,122
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,529,232
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	30,122
Operating Properties [Member] | 1485 W Commerce Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				4,249,868
Initial Cost of Buildings				13,886,039
Costs Capitalized Subsequent to Acquisition				2,344,063
Land and Improvements				4,095,262
Building and Improvements				16,384,708
Gross Amount Carried at End of Period	20,479,970			20,479,970
Accumulated Depreciation	7,258,566			7,258,566
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	20,479,970
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	7,258,566
Operating Properties [Member] | 40 Logistics Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				7,981,850
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				33,016,988
Land and Improvements				8,081,272
Building and Improvements				32,917,566
Gross Amount Carried at End of Period	40,998,838			40,998,838
Accumulated Depreciation	6,179,664			6,179,664
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	40,998,838
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	6,179,664
Operating Properties [Member] | 135-195 East Elk Trail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				4,873,094
Initial Cost of Buildings				12,430,320
Costs Capitalized Subsequent to Acquisition				2,711,630
Land and Improvements				4,873,094
Building and Improvements				15,141,950
Gross Amount Carried at End of Period	20,015,044			20,015,044
Accumulated Depreciation	2,164,779			2,164,779
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	20,015,044
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,164,779
Operating Properties [Member] | 515 Kehoe Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				5,523,427
Initial Cost of Buildings				14,581,705
Costs Capitalized Subsequent to Acquisition				1,016,882
Land and Improvements				5,523,427
Building and Improvements				15,598,587
Gross Amount Carried at End of Period	21,122,014			21,122,014
Accumulated Depreciation	2,222,829			2,222,829
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	21,122,014
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,222,829
Operating Properties [Member] | 1413 Bradley Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				247,477
Initial Cost of Buildings				2,028,322
Costs Capitalized Subsequent to Acquisition				233,527
Land and Improvements				247,477
Building and Improvements				2,261,849
Gross Amount Carried at End of Period	2,509,326			2,509,326
Accumulated Depreciation	255,915			255,915
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,509,326
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	255,915
Operating Properties [Member] | 3200 Belmeade Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,042,453
Initial Cost of Buildings				8,027,974
Costs Capitalized Subsequent to Acquisition				595,707
Land and Improvements				1,042,453
Building and Improvements				8,623,681
Gross Amount Carried at End of Period	9,666,134			9,666,134
Accumulated Depreciation	1,493,508			1,493,508
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	9,666,134
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,493,508
Operating Properties [Member] | 16325 S Avalon Blvd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				26,432,369
Initial Cost of Buildings				19,669,675
Costs Capitalized Subsequent to Acquisition				387,002
Land and Improvements				26,476,167
Building and Improvements				20,012,879
Gross Amount Carried at End of Period	46,489,046			46,489,046
Accumulated Depreciation	669,481			669,481
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	46,489,046
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	669,481
Operating Properties [Member] | 1475 Nitterhouse Dr [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				7,081,007
Initial Cost of Buildings				39,002,011
Costs Capitalized Subsequent to Acquisition				2,091,556
Land and Improvements				7,081,007
Building and Improvements				41,093,567
Gross Amount Carried at End of Period	48,174,574			48,174,574
Accumulated Depreciation	7,376,996			7,376,996
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	48,174,574
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	7,376,996
Operating Properties [Member] | 95 Kriner Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				8,695,501
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				35,058,041
Land and Improvements				9,407,871
Building and Improvements				34,345,671
Gross Amount Carried at End of Period	43,753,542			43,753,542
Accumulated Depreciation	10,389,249			10,389,249
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	43,753,542
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	10,389,249
Operating Properties [Member] | 9000 109th Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,251,043
Initial Cost of Buildings				11,662,995
Costs Capitalized Subsequent to Acquisition				119,919
Land and Improvements				1,251,043
Building and Improvements				11,782,914
Gross Amount Carried at End of Period	13,033,957			13,033,957
Accumulated Depreciation	2,461,549			2,461,549
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	13,033,957
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,461,549
Operating Properties [Member] | 11701 Goodrich Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,054,621
Initial Cost of Buildings				6,356,151
Costs Capitalized Subsequent to Acquisition				1,022,332
Land and Improvements				2,054,621
Building and Improvements				7,378,482
Gross Amount Carried at End of Period	9,433,103			9,433,103
Accumulated Depreciation	1,633,427			1,633,427
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	9,433,103
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,633,427
Operating Properties [Member] | 12810 Virkler Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				475,368
Initial Cost of Buildings				2,367,586
Costs Capitalized Subsequent to Acquisition				921,907
Land and Improvements				476,262
Building and Improvements				3,288,598
Gross Amount Carried at End of Period	3,764,860			3,764,860
Accumulated Depreciation	662,261			662,261
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,764,860
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	662,261
Operating Properties [Member] | 2700 Hutchison McDonald Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				912,500
Initial Cost of Buildings				4,721,259
Costs Capitalized Subsequent to Acquisition				366,811
Land and Improvements				912,500
Building and Improvements				5,088,070
Gross Amount Carried at End of Period	6,000,570			6,000,570
Accumulated Depreciation	1,049,544			1,049,544
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,000,570
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,049,544
Operating Properties [Member] | 2701 Hutchison McDonald Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,275,000
Initial Cost of Buildings				4,649,750
Costs Capitalized Subsequent to Acquisition				684,784
Land and Improvements				1,275,000
Building and Improvements				5,334,534
Gross Amount Carried at End of Period	6,609,534			6,609,534
Accumulated Depreciation	1,115,197			1,115,197
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,609,534
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,115,197
Operating Properties [Member] | 2730 Hutchison McDonald Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,878,750
Initial Cost of Buildings				10,129,499
Costs Capitalized Subsequent to Acquisition				170,089
Land and Improvements				1,878,750
Building and Improvements				10,299,588
Gross Amount Carried at End of Period	12,178,338			12,178,338
Accumulated Depreciation	1,967,588			1,967,588
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	12,178,338
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,967,588
Operating Properties [Member] | 2801 Hutchison McDonald Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,065,000
Initial Cost of Buildings				6,975,250
Costs Capitalized Subsequent to Acquisition				813,680
Land and Improvements				1,065,000
Building and Improvements				7,788,930
Gross Amount Carried at End of Period	8,853,930			8,853,930
Accumulated Depreciation	1,490,060			1,490,060
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	8,853,930
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,490,060
Operating Properties [Member] | 3000 Crosspoint Center Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,831,250
Initial Cost of Buildings				10,779,412
Costs Capitalized Subsequent to Acquisition				1,146,648
Land and Improvements				1,831,250
Building and Improvements				11,926,060
Gross Amount Carried at End of Period	13,757,310			13,757,310
Accumulated Depreciation	2,435,771			2,435,771
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	13,757,310
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,435,771
Operating Properties [Member] | 3005 Crosspoint Center Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,990,000
Initial Cost of Buildings				6,561,540
Costs Capitalized Subsequent to Acquisition				1,169,186
Land and Improvements				1,990,000
Building and Improvements				7,730,726
Gross Amount Carried at End of Period	9,720,726			9,720,726
Accumulated Depreciation	1,619,220			1,619,220
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	9,720,726
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,619,220
Operating Properties [Member] | 4045 Perimeter West Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,418,928
Initial Cost of Buildings				7,511,050
Costs Capitalized Subsequent to Acquisition				631,990
Land and Improvements				1,418,928
Building and Improvements				8,143,040
Gross Amount Carried at End of Period	9,561,968			9,561,968
Accumulated Depreciation	1,703,407			1,703,407
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	9,561,968
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,703,407
Operating Properties [Member] | 4047 Perimeter West Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,279,004
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				6,399,096
Land and Improvements				1,279,004
Building and Improvements				6,399,096
Gross Amount Carried at End of Period	7,678,100			7,678,100
Accumulated Depreciation	1,281,462			1,281,462
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,678,100
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,281,462
Operating Properties [Member] | 4525 Statesville Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				841,250
Initial Cost of Buildings				5,279,315
Costs Capitalized Subsequent to Acquisition				667,246
Land and Improvements				837,144
Building and Improvements				5,950,667
Gross Amount Carried at End of Period	6,787,811			6,787,811
Accumulated Depreciation	1,047,780			1,047,780
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,787,811
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,047,780
Operating Properties [Member] | 4835 Sirona Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				3,194,355
Initial Cost of Land				690,750
Initial Cost of Buildings				5,086,388
Costs Capitalized Subsequent to Acquisition				94,118
Land and Improvements				690,750
Building and Improvements				5,180,506
Gross Amount Carried at End of Period	5,871,256			5,871,256
Accumulated Depreciation	865,138			865,138
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,871,256
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	865,138
Operating Properties [Member] | 4925 Sirona Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				3,227,439
Initial Cost of Land				603,003
Initial Cost of Buildings				4,969,011
Costs Capitalized Subsequent to Acquisition				152,435
Land and Improvements				603,003
Building and Improvements				5,121,446
Gross Amount Carried at End of Period	5,724,449			5,724,449
Accumulated Depreciation	968,523			968,523
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,724,449
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	968,523
Operating Properties [Member] | 5032 Sirona Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,416,763
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				9,030,334
Land and Improvements				1,416,763
Building and Improvements				9,030,334
Gross Amount Carried at End of Period	10,447,097			10,447,097
Accumulated Depreciation	776,614			776,614
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	10,447,097
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	776,614
Operating Properties [Member] | 5033 Sirona Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				2,753,026
Initial Cost of Land				509,247
Initial Cost of Buildings				4,710,218
Costs Capitalized Subsequent to Acquisition				165,463
Land and Improvements				613,962
Building and Improvements				4,770,966
Gross Amount Carried at End of Period	5,384,928			5,384,928
Accumulated Depreciation	831,612			831,612
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,384,928
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	831,612
Operating Properties [Member] | 5039 Sirona Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,027,500
Initial Cost of Buildings				6,172,807
Costs Capitalized Subsequent to Acquisition				62,651
Land and Improvements				1,027,500
Building and Improvements				6,235,458
Gross Amount Carried at End of Period	7,262,958			7,262,958
Accumulated Depreciation	670,560			670,560
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,262,958
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	670,560
Operating Properties [Member] | 8910 Pioneer Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				527,873
Initial Cost of Buildings				4,959,206
Costs Capitalized Subsequent to Acquisition				360,419
Land and Improvements				527,873
Building and Improvements				5,319,625
Gross Amount Carried at End of Period	5,847,498			5,847,498
Accumulated Depreciation	983,509			983,509
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,847,498
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	983,509
Operating Properties [Member] | 8916 Pioneer Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				557,730
Initial Cost of Buildings				5,785,333
Costs Capitalized Subsequent to Acquisition				555,839
Land and Improvements				557,730
Building and Improvements				6,341,172
Gross Amount Carried at End of Period	6,898,902			6,898,902
Accumulated Depreciation	1,372,889			1,372,889
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,898,902
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,372,889
Operating Properties [Member] | 8924 Pioneer Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				654,713
Initial Cost of Buildings				5,365,823
Costs Capitalized Subsequent to Acquisition				(55,823)
Land and Improvements				654,713
Building and Improvements				5,310,000
Gross Amount Carried at End of Period	5,964,713			5,964,713
Accumulated Depreciation	269,234			269,234
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,964,713
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	269,234
Operating Properties [Member] | 3923 Shutterfly Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				0
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				9,967,121
Land and Improvements				895,209
Building and Improvements				9,071,912
Gross Amount Carried at End of Period	9,967,121			9,967,121
Accumulated Depreciation	70,798			70,798
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	9,967,121
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	70,798
Operating Properties [Member] | 3929 Shutterfly Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				592,233
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				581,457
Land and Improvements				1,173,690
Building and Improvements				10,559,454
Gross Amount Carried at End of Period	11,733,144			11,733,144
Accumulated Depreciation	217,685			217,685
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	11,733,144
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	217,685
Operating Properties [Member] | 2601 Indian River Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,711,746
Initial Cost of Buildings				10,418,032
Costs Capitalized Subsequent to Acquisition				493,191
Land and Improvements				1,711,746
Building and Improvements				10,911,223
Gross Amount Carried at End of Period	12,622,969			12,622,969
Accumulated Depreciation	1,970,775			1,970,775
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	12,622,969
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,970,775
Operating Properties [Member] | 1540 S 54th Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				3,540,236
Initial Cost of Buildings				20,130,552
Costs Capitalized Subsequent to Acquisition				928,916
Land and Improvements				3,540,236
Building and Improvements				21,059,468
Gross Amount Carried at End of Period	24,599,704			24,599,704
Accumulated Depreciation	3,668,514			3,668,514
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	24,599,704
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	3,668,514
Operating Properties [Member] | 4650 Lake Forest Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,030,242
Initial Cost of Buildings				4,003,024
Costs Capitalized Subsequent to Acquisition				388,666
Land and Improvements				1,030,242
Building and Improvements				4,391,689
Gross Amount Carried at End of Period	5,421,931			5,421,931
Accumulated Depreciation	870,081			870,081
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,421,931
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	870,081
Operating Properties [Member] | 4750 Lake Forest Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,138,166
Initial Cost of Buildings				5,914,789
Costs Capitalized Subsequent to Acquisition				240,972
Land and Improvements				1,138,166
Building and Improvements				6,155,761
Gross Amount Carried at End of Period	7,293,927			7,293,927
Accumulated Depreciation	1,122,251			1,122,251
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,293,927
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,122,251
Operating Properties [Member] | 15025 Proctor Ave [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				0
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				27,991,514
Land and Improvements				16,149,929
Building and Improvements				11,841,585
Gross Amount Carried at End of Period	27,991,514			27,991,514
Accumulated Depreciation	26,802			26,802
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	27,991,514
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	26,802
Operating Properties [Member] | 9645 Gerwig Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,915,960
Initial Cost of Buildings				6,461,228
Costs Capitalized Subsequent to Acquisition				507,087
Land and Improvements				1,915,960
Building and Improvements				6,968,315
Gross Amount Carried at End of Period	8,884,275			8,884,275
Accumulated Depreciation	1,143,213			1,143,213
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	8,884,275
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,143,213
Operating Properties [Member] | 2550 John Glenn Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				540,601
Initial Cost of Buildings				5,129,342
Costs Capitalized Subsequent to Acquisition				1,072,491
Land and Improvements				540,601
Building and Improvements				6,201,833
Gross Amount Carried at End of Period	6,742,434			6,742,434
Accumulated Depreciation	1,046,557			1,046,557
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,742,434
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,046,557
Operating Properties [Member] | 3800 Twin Creeks Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				549,393
Initial Cost of Buildings				4,643,302
Costs Capitalized Subsequent to Acquisition				481,884
Land and Improvements				549,393
Building and Improvements				5,125,186
Gross Amount Carried at End of Period	5,674,579			5,674,579
Accumulated Depreciation	891,452			891,452
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,674,579
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	891,452
Operating Properties [Member] | 5959 Randolph St [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				0
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				88,344,713
Land and Improvements				34,612,210
Building and Improvements				53,732,503
Gross Amount Carried at End of Period	88,344,713			88,344,713
Accumulated Depreciation	1,313,050			1,313,050
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	88,344,713
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,313,050
Operating Properties [Member] | 330 South Royal Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,091,426
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				11,402,502
Land and Improvements				2,091,426
Building and Improvements				11,402,502
Gross Amount Carried at End of Period	13,493,928			13,493,928
Accumulated Depreciation	1,288,604			1,288,604
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	13,493,928
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,288,604
Operating Properties [Member] | 455 Airline Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				312,701
Initial Cost of Buildings				2,311,531
Costs Capitalized Subsequent to Acquisition				489,677
Land and Improvements				312,701
Building and Improvements				2,801,208
Gross Amount Carried at End of Period	3,113,909			3,113,909
Accumulated Depreciation	606,996			606,996
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,113,909
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	606,996
Operating Properties [Member] | 2130 Baldwin Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				3,172,032
Initial Cost of Buildings				7,350,782
Costs Capitalized Subsequent to Acquisition				418,907
Land and Improvements				3,172,032
Building and Improvements				7,769,689
Gross Amount Carried at End of Period	10,941,721			10,941,721
Accumulated Depreciation	1,450,318			1,450,318
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	10,941,721
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,450,318
Operating Properties [Member] | 11020 Holly Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,536,731
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				12,279,946
Land and Improvements				2,536,731
Building and Improvements				12,279,946
Gross Amount Carried at End of Period	14,816,677			14,816,677
Accumulated Depreciation	786,823			786,823
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	14,816,677
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	786,823
Operating Properties [Member] | 329-333 Herrod Blvd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				4,039,559
Initial Cost of Buildings				20,863,051
Costs Capitalized Subsequent to Acquisition				2,285,014
Land and Improvements				4,039,559
Building and Improvements				23,148,065
Gross Amount Carried at End of Period	27,187,624			27,187,624
Accumulated Depreciation	4,102,628			4,102,628
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	27,187,624
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	4,102,628
Operating Properties [Member] | 1250 Hall Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				829,570
Initial Cost of Buildings				4,778,327
Costs Capitalized Subsequent to Acquisition				171,544
Land and Improvements				831,611
Building and Improvements				4,947,830
Gross Amount Carried at End of Period	5,779,441			5,779,441
Accumulated Depreciation	1,575,091			1,575,091
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,779,441
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,575,091
Operating Properties [Member] | 333 Howard Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				7,928,724
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				14,263,106
Land and Improvements				7,928,724
Building and Improvements				14,263,106
Gross Amount Carried at End of Period	22,191,830			22,191,830
Accumulated Depreciation	1,330,094			1,330,094
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	22,191,830
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,330,094
Operating Properties [Member] | 131 Aldersgate Street & 14-17 Carthusian Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				3,594,064
Initial Cost of Buildings				1,301,980
Costs Capitalized Subsequent to Acquisition				0
Land and Improvements				3,594,064
Building and Improvements				1,301,980
Gross Amount Carried at End of Period	4,896,044			4,896,044
Accumulated Depreciation	8,199			8,199
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,896,044
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	8,199
Operating Properties [Member] | 1680 Executive Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,928,412
Initial Cost of Buildings				4,651,819
Costs Capitalized Subsequent to Acquisition				1,154,075
Land and Improvements				1,928,412
Building and Improvements				5,805,894
Gross Amount Carried at End of Period	7,734,306			7,734,306
Accumulated Depreciation	1,268,370			1,268,370
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,734,306
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,268,370
Operating Properties [Member] | 1700 Executive Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,082,072
Initial Cost of Buildings				2,496,599
Costs Capitalized Subsequent to Acquisition				625,991
Land and Improvements				1,082,072
Building and Improvements				3,122,590
Gross Amount Carried at End of Period	4,204,662			4,204,662
Accumulated Depreciation	776,229			776,229
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,204,662
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	776,229
Operating Properties [Member] | 2670 Breckinridge Blvd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,676,415
Initial Cost of Buildings				4,567,592
Costs Capitalized Subsequent to Acquisition				980,381
Land and Improvements				1,676,415
Building and Improvements				5,547,974
Gross Amount Carried at End of Period	7,224,389			7,224,389
Accumulated Depreciation	1,104,805			1,104,805
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,224,389
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,104,805
Operating Properties [Member] | 170 Parkway West [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				598,348
Initial Cost of Buildings				3,643,756
Costs Capitalized Subsequent to Acquisition				1,228,006
Land and Improvements				598,918
Building and Improvements				4,871,192
Gross Amount Carried at End of Period	5,470,110			5,470,110
Accumulated Depreciation	1,448,618			1,448,618
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,470,110
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,448,618
Operating Properties [Member] | 190 Parkway West [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				551,663
Initial Cost of Buildings				3,310,993
Costs Capitalized Subsequent to Acquisition				251,300
Land and Improvements				552,211
Building and Improvements				3,561,744
Gross Amount Carried at End of Period	4,113,955			4,113,955
Accumulated Depreciation	1,166,823			1,166,823
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,113,955
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,166,823
Operating Properties [Member] | 265 Parkway East [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				901,444
Initial Cost of Buildings				5,751,389
Costs Capitalized Subsequent to Acquisition				193,199
Land and Improvements				902,374
Building and Improvements				5,943,658
Gross Amount Carried at End of Period	6,846,032			6,846,032
Accumulated Depreciation	2,239,383			2,239,383
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,846,032
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,239,383
Operating Properties [Member] | 285 Parkway East [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				975,433
Initial Cost of Buildings				5,851,990
Costs Capitalized Subsequent to Acquisition				1,173,262
Land and Improvements				976,393
Building and Improvements				7,024,292
Gross Amount Carried at End of Period	8,000,685			8,000,685
Accumulated Depreciation	2,105,505			2,105,505
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	8,000,685
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,105,505
Operating Properties [Member] | 1000 Parliament Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,229,000
Initial Cost of Buildings				7,064,506
Costs Capitalized Subsequent to Acquisition				985,898
Land and Improvements				2,229,000
Building and Improvements				8,050,404
Gross Amount Carried at End of Period	10,279,404			10,279,404
Accumulated Depreciation	978,653			978,653
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	10,279,404
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	978,653
Operating Properties [Member] | 4226 Surles Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,440,000
Initial Cost of Buildings				7,932,265
Costs Capitalized Subsequent to Acquisition				306,380
Land and Improvements				1,440,000
Building and Improvements				8,238,645
Gross Amount Carried at End of Period	9,678,645			9,678,645
Accumulated Depreciation	1,247,620			1,247,620
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	9,678,645
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,247,620
Operating Properties [Member] | 4227 Surles Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,500,000
Initial Cost of Buildings				5,624,030
Costs Capitalized Subsequent to Acquisition				234,711
Land and Improvements				1,500,000
Building and Improvements				5,858,740
Gross Amount Carried at End of Period	7,358,740			7,358,740
Accumulated Depreciation	692,281			692,281
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,358,740
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	692,281
Operating Properties [Member] | 4234 Surles Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,440,000
Initial Cost of Buildings				7,356,161
Costs Capitalized Subsequent to Acquisition				(11,072)
Land and Improvements				1,440,000
Building and Improvements				7,345,089
Gross Amount Carried at End of Period	8,785,089			8,785,089
Accumulated Depreciation	982,836			982,836
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	8,785,089
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	982,836
Operating Properties [Member] | 4300 Emperor Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,576,500
Initial Cost of Buildings				4,240,961
Costs Capitalized Subsequent to Acquisition				189,629
Land and Improvements				1,576,500
Building and Improvements				4,430,590
Gross Amount Carried at End of Period	6,007,090			6,007,090
Accumulated Depreciation	549,462			549,462
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,007,090
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	549,462
Operating Properties [Member] | 1951 TW Alexander Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,115,595
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				3,644,168
Land and Improvements				1,324,734
Building and Improvements				3,435,029
Gross Amount Carried at End of Period	4,759,763			4,759,763
Accumulated Depreciation	188,268			188,268
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,759,763
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	188,268
Operating Properties [Member] | 1953 TW Alexander Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,402,820
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				6,586,494
Land and Improvements				2,853,273
Building and Improvements				6,136,041
Gross Amount Carried at End of Period	8,989,314			8,989,314
Accumulated Depreciation	291,107			291,107
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	8,989,314
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	291,107
Operating Properties [Member] | 1955 TW Alexander Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				758,503
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				9,120,096
Land and Improvements				2,453,348
Building and Improvements				7,425,251
Gross Amount Carried at End of Period	9,878,599			9,878,599
Accumulated Depreciation	71,932			71,932
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	9,878,599
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	71,932
Operating Properties [Member] | 1957 TW Alexander Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,844,943
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				7,950,175
Land and Improvements				3,091,046
Building and Improvements				6,704,072
Gross Amount Carried at End of Period	9,795,118			9,795,118
Accumulated Depreciation	411,361			411,361
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	9,795,118
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	411,361
Operating Properties [Member] | 3169 Dodd Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				988,594
Initial Cost of Buildings				6,586,907
Costs Capitalized Subsequent to Acquisition				225,918
Land and Improvements				988,594
Building and Improvements				6,812,825
Gross Amount Carried at End of Period	7,801,419			7,801,419
Accumulated Depreciation	1,184,526			1,184,526
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,801,419
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,184,526
Operating Properties [Member] | 3711 Kennebec Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				999,702
Initial Cost of Buildings				4,042,589
Costs Capitalized Subsequent to Acquisition				(934)
Land and Improvements				999,702
Building and Improvements				4,041,655
Gross Amount Carried at End of Period	5,041,357			5,041,357
Accumulated Depreciation	866,480			866,480
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,041,357
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	866,480
Operating Properties [Member] | 917 Lone Oak Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,493,115
Initial Cost of Buildings				6,120,455
Costs Capitalized Subsequent to Acquisition				986,900
Land and Improvements				1,493,115
Building and Improvements				7,107,355
Gross Amount Carried at End of Period	8,600,470			8,600,470
Accumulated Depreciation	1,453,058			1,453,058
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	8,600,470
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,453,058
Operating Properties [Member] | 10301-10305 West 70th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				120,622
Initial Cost of Buildings				1,085,226
Costs Capitalized Subsequent to Acquisition				297,669
Land and Improvements				105,657
Building and Improvements				1,397,860
Gross Amount Carried at End of Period	1,503,517			1,503,517
Accumulated Depreciation	756,571			756,571
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	1,503,517
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	756,571
Operating Properties [Member] | 10321 West 70th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				145,198
Initial Cost of Buildings				1,305,700
Costs Capitalized Subsequent to Acquisition				601,349
Land and Improvements				127,181
Building and Improvements				1,925,066
Gross Amount Carried at End of Period	2,052,247			2,052,247
Accumulated Depreciation	1,047,920			1,047,920
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,052,247
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,047,920
Operating Properties [Member] | 10333 West 70th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				110,746
Initial Cost of Buildings				995,868
Costs Capitalized Subsequent to Acquisition				330,889
Land and Improvements				97,003
Building and Improvements				1,340,500
Gross Amount Carried at End of Period	1,437,503			1,437,503
Accumulated Depreciation	702,253			702,253
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	1,437,503
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	702,253
Operating Properties [Member] | 10349-10357 West 70th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				275,903
Initial Cost of Buildings				2,481,666
Costs Capitalized Subsequent to Acquisition				945,812
Land and Improvements				241,667
Building and Improvements				3,461,714
Gross Amount Carried at End of Period	3,703,381			3,703,381
Accumulated Depreciation	1,957,160			1,957,160
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,703,381
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,957,160
Operating Properties [Member] | 10365-10375 West 70th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				291,077
Initial Cost of Buildings				2,618,194
Costs Capitalized Subsequent to Acquisition				1,575,676
Land and Improvements				255,683
Building and Improvements				4,229,264
Gross Amount Carried at End of Period	4,484,947			4,484,947
Accumulated Depreciation	2,057,137			2,057,137
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,484,947
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,057,137
Operating Properties [Member] | 10393-10394 West 70th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				269,618
Initial Cost of Buildings				2,423,318
Costs Capitalized Subsequent to Acquisition				2,574,661
Land and Improvements				236,903
Building and Improvements				5,030,694
Gross Amount Carried at End of Period	5,267,597			5,267,597
Accumulated Depreciation	2,510,427			2,510,427
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,267,597
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,510,427
Operating Properties [Member] | 7078 Shady Oak Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				343,093
Initial Cost of Buildings				3,085,795
Costs Capitalized Subsequent to Acquisition				1,624,490
Land and Improvements				336,481
Building and Improvements				4,716,897
Gross Amount Carried at End of Period	5,053,378			5,053,378
Accumulated Depreciation	2,838,868			2,838,868
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,053,378
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,838,868
Operating Properties [Member] | 1075 King George Post Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				0
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				0
Land and Improvements				0
Building and Improvements				14,468,904
Gross Amount Carried at End of Period	14,468,904			14,468,904
Accumulated Depreciation	319,235			319,235
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	14,468,904
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	319,235
Operating Properties [Member] | 1 Truman Drive South [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				27,862,573
Initial Cost of Buildings				19,426,947
Costs Capitalized Subsequent to Acquisition				1,000,379
Land and Improvements				27,909,534
Building and Improvements				20,380,365
Gross Amount Carried at End of Period	48,289,899			48,289,899
Accumulated Depreciation	655,915			655,915
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	48,289,899
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	655,915
Operating Properties [Member] | 2250 Arthur Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,403,196
Initial Cost of Buildings				2,386,396
Costs Capitalized Subsequent to Acquisition				149,086
Land and Improvements				1,403,196
Building and Improvements				2,535,482
Gross Amount Carried at End of Period	3,938,678			3,938,678
Accumulated Depreciation	477,737			477,737
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,938,678
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	477,737
Operating Properties [Member] | 6600 Business Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				3,680,220
Initial Cost of Buildings				14,671,910
Costs Capitalized Subsequent to Acquisition				701,811
Land and Improvements				3,680,220
Building and Improvements				15,373,721
Gross Amount Carried at End of Period	19,053,941			19,053,941
Accumulated Depreciation	2,426,083			2,426,083
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	19,053,941
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,426,083
Operating Properties [Member] | 6675 Business Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,421,854
Initial Cost of Buildings				9,730,192
Costs Capitalized Subsequent to Acquisition				1,062,508
Land and Improvements				2,421,854
Building and Improvements				10,792,700
Gross Amount Carried at End of Period	13,214,554			13,214,554
Accumulated Depreciation	1,723,311			1,723,311
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	13,214,554
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,723,311
Operating Properties [Member] | 7351 Coca Cola Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,897,044
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				7,438,573
Land and Improvements				3,023,417
Building and Improvements				6,312,200
Gross Amount Carried at End of Period	9,335,617			9,335,617
Accumulated Depreciation	2,162,388			2,162,388
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	9,335,617
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,162,388
Operating Properties [Member] | 21705-21707 Mississippi Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				10,594,259
Initial Cost of Buildings				30,329,802
Costs Capitalized Subsequent to Acquisition				1,560,421
Land and Improvements				10,594,259
Building and Improvements				31,890,224
Gross Amount Carried at End of Period	42,484,483			42,484,483
Accumulated Depreciation	6,130,681			6,130,681
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	42,484,483
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	6,130,681
Operating Properties [Member] | 27143 Elwood International Port Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				6,022,000
Initial Cost of Buildings				5,612,934
Costs Capitalized Subsequent to Acquisition				587,424
Land and Improvements				6,022,000
Building and Improvements				6,200,358
Gross Amount Carried at End of Period	12,222,358			12,222,358
Accumulated Depreciation	1,261,705			1,261,705
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	12,222,358
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,261,705
Operating Properties [Member] | 1800 Donaldson Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				0
Initial Cost of Buildings				13,211,604
Costs Capitalized Subsequent to Acquisition				925,430
Land and Improvements				0
Building and Improvements				14,137,034
Gross Amount Carried at End of Period	14,137,034			14,137,034
Accumulated Depreciation	4,921,421			4,921,421
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	14,137,034
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	4,921,421
Operating Properties [Member] | 6880 Fairfield Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				412,136
Initial Cost of Buildings				3,029,177
Costs Capitalized Subsequent to Acquisition				146,362
Land and Improvements				412,136
Building and Improvements				3,175,539
Gross Amount Carried at End of Period	3,587,675			3,587,675
Accumulated Depreciation	556,807			556,807
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,587,675
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	556,807
Operating Properties [Member] | 7000-7018 Fairfield Business [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				367,925
Initial Cost of Buildings				2,205,817
Costs Capitalized Subsequent to Acquisition				177,642
Land and Improvements				386,928
Building and Improvements				2,364,456
Gross Amount Carried at End of Period	2,751,384			2,751,384
Accumulated Depreciation	404,637			404,637
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,751,384
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	404,637
Operating Properties [Member] | 10721 Jasmine Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				11,427,061
Initial Cost of Buildings				23,784,779
Costs Capitalized Subsequent to Acquisition				3,332,270
Land and Improvements				11,427,061
Building and Improvements				27,117,049
Gross Amount Carried at End of Period	38,544,110			38,544,110
Accumulated Depreciation	2,642,439			2,642,439
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	38,544,110
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,642,439
Operating Properties [Member] | 2000 Southpointe Dr [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				756,221
Initial Cost of Buildings				9,115,626
Costs Capitalized Subsequent to Acquisition				619,869
Land and Improvements				756,221
Building and Improvements				9,735,495
Gross Amount Carried at End of Period	10,491,716			10,491,716
Accumulated Depreciation	1,726,418			1,726,418
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	10,491,716
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,726,418
Operating Properties [Member] | 1400 NW 65th Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				545,480
Initial Cost of Buildings				2,540,210
Costs Capitalized Subsequent to Acquisition				85,911
Land and Improvements				545,480
Building and Improvements				2,626,121
Gross Amount Carried at End of Period	3,171,601			3,171,601
Accumulated Depreciation	417,925			417,925
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,171,601
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	417,925
Operating Properties [Member] | 6500 NW 12th Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				0
Initial Cost of Buildings				3,064,734
Costs Capitalized Subsequent to Acquisition				477,057
Land and Improvements				0
Building and Improvements				3,541,791
Gross Amount Carried at End of Period	3,541,791			3,541,791
Accumulated Depreciation	694,531			694,531
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,541,791
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	694,531
Operating Properties [Member] | 6501 NW 12th Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				519,984
Initial Cost of Buildings				2,677,465
Costs Capitalized Subsequent to Acquisition				312,769
Land and Improvements				519,984
Building and Improvements				2,990,234
Gross Amount Carried at End of Period	3,510,218			3,510,218
Accumulated Depreciation	461,790			461,790
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,510,218
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	461,790
Operating Properties [Member] | 6600 NW 12th Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				0
Initial Cost of Buildings				2,988,181
Costs Capitalized Subsequent to Acquisition				377,561
Land and Improvements				0
Building and Improvements				3,365,742
Gross Amount Carried at End of Period	3,365,742			3,365,742
Accumulated Depreciation	629,720			629,720
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,365,742
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	629,720
Operating Properties [Member] | 11222 Melrose Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,999,106
Initial Cost of Buildings				4,658,605
Costs Capitalized Subsequent to Acquisition				103,693
Land and Improvements				2,999,106
Building and Improvements				4,762,298
Gross Amount Carried at End of Period	7,761,404			7,761,404
Accumulated Depreciation	458,865			458,865
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,761,404
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	458,865
Operating Properties [Member] | 9601 Cosner Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				475,262
Initial Cost of Buildings				3,917,234
Costs Capitalized Subsequent to Acquisition				387,586
Land and Improvements				475,262
Building and Improvements				4,304,820
Gross Amount Carried at End of Period	4,780,082			4,780,082
Accumulated Depreciation	2,536,776			2,536,776
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,780,082
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,536,776
Operating Properties [Member] | 5410 - 5430 Northwest 33rd Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				603,776
Initial Cost of Buildings				4,176,238
Costs Capitalized Subsequent to Acquisition				2,081,367
Land and Improvements				625,111
Building and Improvements				6,236,270
Gross Amount Carried at End of Period	6,861,381			6,861,381
Accumulated Depreciation	3,556,017			3,556,017
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,861,381
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	3,556,017
Operating Properties [Member] | 12601 Industry Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,048,143
Initial Cost of Buildings				1,088,697
Costs Capitalized Subsequent to Acquisition				70,518
Land and Improvements				2,048,143
Building and Improvements				1,159,215
Gross Amount Carried at End of Period	3,207,358			3,207,358
Accumulated Depreciation	326,128			326,128
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,207,358
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	326,128
Operating Properties [Member] | 12641 Industry Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				3,766,822
Initial Cost of Buildings				2,539,214
Costs Capitalized Subsequent to Acquisition				132,812
Land and Improvements				3,766,822
Building and Improvements				2,672,026
Gross Amount Carried at End of Period	6,438,848			6,438,848
Accumulated Depreciation	496,032			496,032
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,438,848
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	496,032
Operating Properties [Member] | 12681-12691 Pala Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				5,221,102
Initial Cost of Buildings				3,225,596
Costs Capitalized Subsequent to Acquisition				91,960
Land and Improvements				5,220,148
Building and Improvements				3,318,510
Gross Amount Carried at End of Period	8,538,658			8,538,658
Accumulated Depreciation	458,102			458,102
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	8,538,658
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	458,102
Operating Properties [Member] | 1720 West 135th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				7,423,389
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				13,111,573
Land and Improvements				7,427,353
Building and Improvements				13,107,609
Gross Amount Carried at End of Period	20,534,962			20,534,962
Accumulated Depreciation	315,243			315,243
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	20,534,962
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	315,243
Operating Properties [Member] | 850 S Jupiter Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				799,707
Initial Cost of Buildings				6,122,065
Costs Capitalized Subsequent to Acquisition				525,135
Land and Improvements				799,707
Building and Improvements				6,647,200
Gross Amount Carried at End of Period	7,446,907			7,446,907
Accumulated Depreciation	1,228,448			1,228,448
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,446,907
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,228,448
Operating Properties [Member] | 2510 W Main Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,785,741
Initial Cost of Buildings				11,158,818
Costs Capitalized Subsequent to Acquisition				2,350,115
Land and Improvements				1,785,741
Building and Improvements				13,508,933
Gross Amount Carried at End of Period	15,294,674			15,294,674
Accumulated Depreciation	2,629,047			2,629,047
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	15,294,674
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,629,047
Operating Properties [Member] | 4251 North Highway 121 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,165,780
Initial Cost of Buildings				7,799,270
Costs Capitalized Subsequent to Acquisition				422,213
Land and Improvements				1,165,780
Building and Improvements				8,221,482
Gross Amount Carried at End of Period	9,387,262			9,387,262
Accumulated Depreciation	1,615,287			1,615,287
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	9,387,262
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,615,287
Operating Properties [Member] | 1150 Pleasant Ridge Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,547,811
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				14,343,114
Land and Improvements				3,712,683
Building and Improvements				12,178,242
Gross Amount Carried at End of Period	15,890,925			15,890,925
Accumulated Depreciation	3,249,276			3,249,276
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	15,890,925
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	3,249,276
Operating Properties [Member] | 25 Brookfield Oaks Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				288,823
Initial Cost of Buildings				3,441,512
Costs Capitalized Subsequent to Acquisition				174,541
Land and Improvements				288,823
Building and Improvements				3,616,053
Gross Amount Carried at End of Period	3,904,876			3,904,876
Accumulated Depreciation	492,665			492,665
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,904,876
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	492,665
Operating Properties [Member] | 45 Brookfield Oaks Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				818,114
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				4,789,031
Land and Improvements				825,529
Building and Improvements				4,781,616
Gross Amount Carried at End of Period	5,607,145			5,607,145
Accumulated Depreciation	1,415,767			1,415,767
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,607,145
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,415,767
Operating Properties [Member] | 2011 Southtech Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				223,702
Initial Cost of Buildings				3,574,142
Costs Capitalized Subsequent to Acquisition				397,081
Land and Improvements				223,702
Building and Improvements				3,971,223
Gross Amount Carried at End of Period	4,194,925			4,194,925
Accumulated Depreciation	816,565			816,565
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,194,925
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	816,565
Operating Properties [Member] | 2121 Southtech Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				272,823
Initial Cost of Buildings				3,606,920
Costs Capitalized Subsequent to Acquisition				439,628
Land and Improvements				272,823
Building and Improvements				4,046,549
Gross Amount Carried at End of Period	4,319,372			4,319,372
Accumulated Depreciation	1,042,735			1,042,735
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,319,372
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,042,735
Operating Properties [Member] | 800 Commerce Parkway West Dr [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,374,664
Initial Cost of Buildings				29,963,830
Costs Capitalized Subsequent to Acquisition				1,822,379
Land and Improvements				1,374,664
Building and Improvements				31,786,209
Gross Amount Carried at End of Period	33,160,873			33,160,873
Accumulated Depreciation	5,435,338			5,435,338
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	33,160,873
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	5,435,338
Operating Properties [Member] | 110 Caliber Ridge Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				555,549
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				6,559,671
Land and Improvements				1,241,531
Building and Improvements				5,873,689
Gross Amount Carried at End of Period	7,115,220			7,115,220
Accumulated Depreciation	617,188			617,188
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,115,220
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	617,188
Operating Properties [Member] | 120 Caliber Ridge Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,243,100
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				6,603,075
Land and Improvements				1,255,751
Building and Improvements				6,590,424
Gross Amount Carried at End of Period	7,846,175			7,846,175
Accumulated Depreciation	775,442			775,442
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,846,175
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	775,442
Operating Properties [Member] | 130 Caliber Ridge Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,171,160
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				6,045,014
Land and Improvements				1,183,811
Building and Improvements				6,032,363
Gross Amount Carried at End of Period	7,216,174			7,216,174
Accumulated Depreciation	516,768			516,768
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,216,174
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	516,768
Operating Properties [Member] | 140 Caliber Ridge Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,243,100
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				6,460,294
Land and Improvements				1,255,751
Building and Improvements				6,447,643
Gross Amount Carried at End of Period	7,703,394			7,703,394
Accumulated Depreciation	794,243			794,243
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,703,394
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	794,243
Operating Properties [Member] | 2988 Green Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,271,948
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				6,597,878
Land and Improvements				2,095,033
Building and Improvements				6,774,793
Gross Amount Carried at End of Period	8,869,826			8,869,826
Accumulated Depreciation	230,529			230,529
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	8,869,826
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	230,529
Operating Properties [Member] | 125 Caliber Ridge Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				464,237
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				5,839,813
Land and Improvements				1,311,956
Building and Improvements				4,992,094
Gross Amount Carried at End of Period	6,304,050			6,304,050
Accumulated Depreciation	1,273,039			1,273,039
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,304,050
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,273,039
Operating Properties [Member] | 2727 London Groveport Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,875,607
Initial Cost of Buildings				11,937,935
Costs Capitalized Subsequent to Acquisition				3,165,643
Land and Improvements				1,875,607
Building and Improvements				15,103,578
Gross Amount Carried at End of Period	16,979,185			16,979,185
Accumulated Depreciation	2,654,726			2,654,726
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	16,979,185
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,654,726
Operating Properties [Member] | 11835 Newgate Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				14,121,622
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				23,034,177
Land and Improvements				14,121,622
Building and Improvements				23,034,177
Gross Amount Carried at End of Period	37,155,799			37,155,799
Accumulated Depreciation	2,843,048			2,843,048
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	37,155,799
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,843,048
Operating Properties [Member] | 11841 Newgate Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				3,356,207
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				30,724,476
Land and Improvements				9,741,685
Building and Improvements				24,338,998
Gross Amount Carried at End of Period	34,080,683			34,080,683
Accumulated Depreciation	7,316,216			7,316,216
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	34,080,683
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	7,316,216
Operating Properties [Member] | 1560 Hunter Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,639,734
Initial Cost of Buildings				12,310,741
Costs Capitalized Subsequent to Acquisition				1,073,860
Land and Improvements				2,639,734
Building and Improvements				13,384,601
Gross Amount Carried at End of Period	16,024,335			16,024,335
Accumulated Depreciation	2,332,845			2,332,845
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	16,024,335
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,332,845
Operating Properties [Member] | 1575 Hunter Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				3,293,284
Initial Cost of Buildings				17,235,926
Costs Capitalized Subsequent to Acquisition				1,200,560
Land and Improvements				3,293,284
Building and Improvements				18,436,486
Gross Amount Carried at End of Period	21,729,770			21,729,770
Accumulated Depreciation	3,102,059			3,102,059
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	21,729,770
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	3,102,059
Operating Properties [Member] | 7361 Coca Cola Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,245,187
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				9,667,649
Land and Improvements				3,822,710
Building and Improvements				8,090,126
Gross Amount Carried at End of Period	11,912,836			11,912,836
Accumulated Depreciation	1,974,018			1,974,018
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	11,912,836
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,974,018
Operating Properties [Member] | 7460 New Ridge Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				3,785,446
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				8,144,397
Land and Improvements				3,796,023
Building and Improvements				8,133,820
Gross Amount Carried at End of Period	11,929,843			11,929,843
Accumulated Depreciation	868,037			868,037
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	11,929,843
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	868,037
Operating Properties [Member] | 7462 New Ridge Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				4,059,337
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				7,490,949
Land and Improvements				4,070,629
Building and Improvements				7,479,657
Gross Amount Carried at End of Period	11,550,286			11,550,286
Accumulated Depreciation	699,111			699,111
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	11,550,286
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	699,111
Operating Properties [Member] | 500 McCarthy Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				5,194,872
Initial Cost of Buildings				19,991,436
Costs Capitalized Subsequent to Acquisition				5,018,136
Land and Improvements				5,687,013
Building and Improvements				24,517,431
Gross Amount Carried at End of Period	30,204,444			30,204,444
Accumulated Depreciation	9,708,214			9,708,214
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	30,204,444
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	9,708,214
Operating Properties [Member] | 600 Industrial Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				7,743,800
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				28,146,140
Land and Improvements				9,368,557
Building and Improvements				26,521,383
Gross Amount Carried at End of Period	35,889,940			35,889,940
Accumulated Depreciation	8,493,295			8,493,295
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	35,889,940
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	8,493,295
Operating Properties [Member] | 7195 Grayson Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				464,534
Initial Cost of Buildings				6,066,272
Costs Capitalized Subsequent to Acquisition				237,152
Land and Improvements				464,534
Building and Improvements				6,303,424
Gross Amount Carried at End of Period	6,767,958			6,767,958
Accumulated Depreciation	998,330			998,330
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,767,958
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	998,330
Operating Properties [Member] | 7253 Grayson Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				954,130
Initial Cost of Buildings				10,585,367
Costs Capitalized Subsequent to Acquisition				544,460
Land and Improvements				954,130
Building and Improvements				11,129,827
Gross Amount Carried at End of Period	12,083,957			12,083,957
Accumulated Depreciation	1,792,344			1,792,344
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	12,083,957
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,792,344
Operating Properties [Member] | 12537 Cerise Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,203,194
Initial Cost of Buildings				5,758,809
Costs Capitalized Subsequent to Acquisition				1,481,588
Land and Improvements				2,203,194
Building and Improvements				7,240,397
Gross Amount Carried at End of Period	9,443,591			9,443,591
Accumulated Depreciation	973,565			973,565
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	9,443,591
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	973,565
Operating Properties [Member] | 1010 Petersburg Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				305,471
Initial Cost of Buildings				5,434,505
Costs Capitalized Subsequent to Acquisition				(819,916)
Land and Improvements				305,471
Building and Improvements				4,614,589
Gross Amount Carried at End of Period	4,920,060			4,920,060
Accumulated Depreciation	817,398			817,398
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,920,060
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	817,398
Operating Properties [Member] | 785 Lindbergh Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				401,410
Initial Cost of Buildings				3,087,899
Costs Capitalized Subsequent to Acquisition				437,960
Land and Improvements				401,410
Building and Improvements				3,525,859
Gross Amount Carried at End of Period	3,927,269			3,927,269
Accumulated Depreciation	705,925			705,925
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,927,269
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	705,925
Operating Properties [Member] | 805 Lindbergh Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				292,096
Initial Cost of Buildings				2,502,486
Costs Capitalized Subsequent to Acquisition				163,618
Land and Improvements				292,096
Building and Improvements				2,666,103
Gross Amount Carried at End of Period	2,958,199			2,958,199
Accumulated Depreciation	547,438			547,438
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,958,199
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	547,438
Operating Properties [Member] | 825 Lindbergh Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				370,149
Initial Cost of Buildings				3,095,116
Costs Capitalized Subsequent to Acquisition				442,314
Land and Improvements				370,149
Building and Improvements				3,537,431
Gross Amount Carried at End of Period	3,907,580			3,907,580
Accumulated Depreciation	721,514			721,514
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,907,580
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	721,514
Operating Properties [Member] | 845 Lindbergh Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				444,318
Initial Cost of Buildings				3,811,889
Costs Capitalized Subsequent to Acquisition				399,366
Land and Improvements				444,318
Building and Improvements				4,211,255
Gross Amount Carried at End of Period	4,655,573			4,655,573
Accumulated Depreciation	814,352			814,352
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,655,573
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	814,352
Operating Properties [Member] | 4198 Eagle Hill Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				94,274
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				6,288,127
Land and Improvements				791,880
Building and Improvements				5,590,521
Gross Amount Carried at End of Period	6,382,401			6,382,401
Accumulated Depreciation	1,783,401			1,783,401
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,382,401
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,783,401
Operating Properties [Member] | 4183 Eagle Hill Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				122,203
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				3,214,675
Land and Improvements				526,266
Building and Improvements				2,810,612
Gross Amount Carried at End of Period	3,336,878			3,336,878
Accumulated Depreciation	1,406,053			1,406,053
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,336,878
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,406,053
Operating Properties [Member] | 4189 Eagle Hill Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				100,106
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				3,582,494
Land and Improvements				431,106
Building and Improvements				3,251,494
Gross Amount Carried at End of Period	3,682,600			3,682,600
Accumulated Depreciation	1,568,325			1,568,325
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,682,600
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,568,325
Operating Properties [Member] | 4193 Eagle Hill Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				107,586
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				3,522,376
Land and Improvements				505,700
Building and Improvements				3,124,262
Gross Amount Carried at End of Period	3,629,962			3,629,962
Accumulated Depreciation	970,547			970,547
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,629,962
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	970,547
Operating Properties [Member] | 4328, 4336 Federal Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				521,122
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				5,531,390
Land and Improvements				825,092
Building and Improvements				5,227,420
Gross Amount Carried at End of Period	6,052,512			6,052,512
Accumulated Depreciation	2,697,862			2,697,862
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,052,512
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,697,862
Operating Properties [Member] | 4344 Federal Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				484,001
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				3,185,404
Land and Improvements				173,623
Building and Improvements				3,495,782
Gross Amount Carried at End of Period	3,669,405			3,669,405
Accumulated Depreciation	1,967,845			1,967,845
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,669,405
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,967,845
Operating Properties [Member] | 4380 Federal Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				282,996
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				2,209,513
Land and Improvements				283,368
Building and Improvements				2,209,141
Gross Amount Carried at End of Period	2,492,509			2,492,509
Accumulated Depreciation	1,273,523			1,273,523
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,492,509
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,273,523
Operating Properties [Member] | 4388 Federal Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				143,661
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				1,214,707
Land and Improvements				132,655
Building and Improvements				1,225,713
Gross Amount Carried at End of Period	1,358,368			1,358,368
Accumulated Depreciation	694,546			694,546
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	1,358,368
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	694,546
Operating Properties [Member] | 4475 Premier Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				748,693
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				6,918,129
Land and Improvements				1,525,421
Building and Improvements				6,141,401
Gross Amount Carried at End of Period	7,666,822			7,666,822
Accumulated Depreciation	1,581,382			1,581,382
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,666,822
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,581,382
Operating Properties [Member] | 4485 Premier Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,827,595
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				6,509,786
Land and Improvements				1,827,595
Building and Improvements				6,509,786
Gross Amount Carried at End of Period	8,337,381			8,337,381
Accumulated Depreciation	375,031			375,031
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	8,337,381
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	375,031
Operating Properties [Member] | 4500 Green Point Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				230,622
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				2,878,225
Land and Improvements				231,692
Building and Improvements				2,877,155
Gross Amount Carried at End of Period	3,108,847			3,108,847
Accumulated Depreciation	1,721,076			1,721,076
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,108,847
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,721,076
Operating Properties [Member] | 4501 Green Point Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				319,289
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				2,941,886
Land and Improvements				320,450
Building and Improvements				2,940,725
Gross Amount Carried at End of Period	3,261,175			3,261,175
Accumulated Depreciation	1,891,827			1,891,827
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,261,175
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,891,827
Operating Properties [Member] | 4523 Green Point Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				234,564
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				3,319,067
Land and Improvements				235,698
Building and Improvements				3,317,933
Gross Amount Carried at End of Period	3,553,631			3,553,631
Accumulated Depreciation	2,339,202			2,339,202
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,553,631
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,339,202
Operating Properties [Member] | 4524 Green Point Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				182,810
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				2,848,066
Land and Improvements				183,888
Building and Improvements				2,846,988
Gross Amount Carried at End of Period	3,030,876			3,030,876
Accumulated Depreciation	1,912,071			1,912,071
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,030,876
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,912,071
Operating Properties [Member] | Unit 5 Logix Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost of Land				10,547,677
Initial Cost of Buildings				29,691,911
Costs Capitalized Subsequent to Acquisition				(9,562,316)
Land and Improvements				8,128,152
Building and Improvements				22,549,120
Gross Amount Carried at End of Period	30,677,272			30,677,272
Accumulated Depreciation	3,504,963			3,504,963
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	30,677,272
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	3,504,963
Operating Properties [Member] | 1000 South Loop West [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				509,351
Initial Cost of Buildings				3,549,504
Costs Capitalized Subsequent to Acquisition				994,350
Land and Improvements				509,351
Building and Improvements				4,543,854
Gross Amount Carried at End of Period	5,053,205			5,053,205
Accumulated Depreciation	993,896			993,896
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,053,205
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	993,896
Operating Properties [Member] | 10241 W Little York Rd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				558,491
Initial Cost of Buildings				5,740,552
Costs Capitalized Subsequent to Acquisition				138,801
Land and Improvements				558,491
Building and Improvements				5,879,353
Gross Amount Carried at End of Period	6,437,844			6,437,844
Accumulated Depreciation	924,356			924,356
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,437,844
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	924,356
Operating Properties [Member] | 10245 W Little York Rd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				426,927
Initial Cost of Buildings				3,460,513
Costs Capitalized Subsequent to Acquisition				525,045
Land and Improvements				426,927
Building and Improvements				3,985,558
Gross Amount Carried at End of Period	4,412,485			4,412,485
Accumulated Depreciation	934,656			934,656
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,412,485
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	934,656
Operating Properties [Member] | 10301 Round Up Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				545,501
Initial Cost of Buildings				2,927,700
Costs Capitalized Subsequent to Acquisition				1,418,126
Land and Improvements				545,501
Building and Improvements				4,345,825
Gross Amount Carried at End of Period	4,891,326			4,891,326
Accumulated Depreciation	723,469			723,469
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,891,326
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	723,469
Operating Properties [Member] | 10305 Round Up Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,340,609
Initial Cost of Buildings				7,489,720
Costs Capitalized Subsequent to Acquisition				3,263,257
Land and Improvements				1,340,609
Building and Improvements				10,752,976
Gross Amount Carried at End of Period	12,093,585			12,093,585
Accumulated Depreciation	2,762,324			2,762,324
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	12,093,585
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,762,324
Operating Properties [Member] | 1050 Greens Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				973,482
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				3,531,502
Land and Improvements				992,093
Building and Improvements				3,512,891
Gross Amount Carried at End of Period	4,504,984			4,504,984
Accumulated Depreciation	375,462			375,462
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,504,984
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	375,462
Operating Properties [Member] | 10607 Haddington Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				201,469
Initial Cost of Buildings				1,631,561
Costs Capitalized Subsequent to Acquisition				160,347
Land and Improvements				201,469
Building and Improvements				1,791,909
Gross Amount Carried at End of Period	1,993,378			1,993,378
Accumulated Depreciation	345,323			345,323
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	1,993,378
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	345,323
Operating Properties [Member] | 10735 West Little York Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,110,988
Initial Cost of Buildings				6,351,946
Costs Capitalized Subsequent to Acquisition				3,158,530
Land and Improvements				1,135,483
Building and Improvements				9,485,981
Gross Amount Carried at End of Period	10,621,464			10,621,464
Accumulated Depreciation	3,706,395			3,706,395
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	10,621,464
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	3,706,395
Operating Properties [Member] | 10739 West Little York Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				797,931
Initial Cost of Buildings				5,950,894
Costs Capitalized Subsequent to Acquisition				476,655
Land and Improvements				799,560
Building and Improvements				6,425,920
Gross Amount Carried at End of Period	7,225,480			7,225,480
Accumulated Depreciation	2,606,566			2,606,566
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,225,480
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,606,566
Operating Properties [Member] | 11201 Greens Crossing Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,006,194
Initial Cost of Buildings				5,412,584
Costs Capitalized Subsequent to Acquisition				2,619,384
Land and Improvements				1,008,542
Building and Improvements				8,029,620
Gross Amount Carried at End of Period	9,038,162			9,038,162
Accumulated Depreciation	2,712,516			2,712,516
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	9,038,162
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,712,516
Operating Properties [Member] | 11220 Ella Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,505,855
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				8,073,136
Land and Improvements				1,534,644
Building and Improvements				8,044,347
Gross Amount Carried at End of Period	9,578,991			9,578,991
Accumulated Depreciation	734,400			734,400
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	9,578,991
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	734,400
Operating Properties [Member] | 1283 N Post Oak Rd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				80,730
Initial Cost of Buildings				870,656
Costs Capitalized Subsequent to Acquisition				146,624
Land and Improvements				80,730
Building and Improvements				1,017,280
Gross Amount Carried at End of Period	1,098,010			1,098,010
Accumulated Depreciation	228,608			228,608
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	1,098,010
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	228,608
Operating Properties [Member] | 1287 N Post Oak Rd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				146,654
Initial Cost of Buildings				1,620,780
Costs Capitalized Subsequent to Acquisition				63,282
Land and Improvements				146,654
Building and Improvements				1,684,061
Gross Amount Carried at End of Period	1,830,715			1,830,715
Accumulated Depreciation	334,126			334,126
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	1,830,715
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	334,126
Operating Properties [Member] | 1291 N Post Oak Rd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				510,102
Initial Cost of Buildings				4,129,042
Costs Capitalized Subsequent to Acquisition				602,376
Land and Improvements				510,102
Building and Improvements				4,731,418
Gross Amount Carried at End of Period	5,241,520			5,241,520
Accumulated Depreciation	938,895			938,895
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,241,520
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	938,895
Operating Properties [Member] | 1416 N Sam Houston Parkway E [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				218,850
Initial Cost of Buildings				1,639,902
Costs Capitalized Subsequent to Acquisition				569,056
Land and Improvements				218,850
Building and Improvements				2,208,957
Gross Amount Carried at End of Period	2,427,807			2,427,807
Accumulated Depreciation	517,674			517,674
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,427,807
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	517,674
Operating Properties [Member] | 1420 N Sam Houston Parkway E [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				211,279
Initial Cost of Buildings				1,554,156
Costs Capitalized Subsequent to Acquisition				291,238
Land and Improvements				211,279
Building and Improvements				1,845,394
Gross Amount Carried at End of Period	2,056,673			2,056,673
Accumulated Depreciation	308,944			308,944
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,056,673
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	308,944
Operating Properties [Member] | 14200 Hollister Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,396,794
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				4,960,165
Land and Improvements				1,699,632
Building and Improvements				4,657,327
Gross Amount Carried at End of Period	6,356,959			6,356,959
Accumulated Depreciation	792,722			792,722
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,356,959
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	792,722
Operating Properties [Member] | 1424 N Sam Houston Parkway E [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				283,107
Initial Cost of Buildings				2,077,323
Costs Capitalized Subsequent to Acquisition				423,815
Land and Improvements				283,107
Building and Improvements				2,501,138
Gross Amount Carried at End of Period	2,784,245			2,784,245
Accumulated Depreciation	488,242			488,242
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,784,245
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	488,242
Operating Properties [Member] | 1428 N Sam Houston Parkway E [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				367,446
Initial Cost of Buildings				1,952,453
Costs Capitalized Subsequent to Acquisition				464,576
Land and Improvements				367,446
Building and Improvements				2,417,028
Gross Amount Carried at End of Period	2,784,474			2,784,474
Accumulated Depreciation	450,680			450,680
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,784,474
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	450,680
Operating Properties [Member] | 14300 Hollister Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,377,193
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				5,613,585
Land and Improvements				1,388,292
Building and Improvements				5,602,486
Gross Amount Carried at End of Period	6,990,778			6,990,778
Accumulated Depreciation	850,061			850,061
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,990,778
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	850,061
Operating Properties [Member] | 14400 Hollister Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,830,419
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				7,162,866
Land and Improvements				1,838,166
Building and Improvements				7,155,119
Gross Amount Carried at End of Period	8,993,285			8,993,285
Accumulated Depreciation	2,203,839			2,203,839
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	8,993,285
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,203,839
Operating Properties [Member] | 15102 Sommermeyer St [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				755,121
Initial Cost of Buildings				3,155,774
Costs Capitalized Subsequent to Acquisition				249,394
Land and Improvements				755,121
Building and Improvements				3,405,168
Gross Amount Carried at End of Period	4,160,289			4,160,289
Accumulated Depreciation	661,680			661,680
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,160,289
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	661,680
Operating Properties [Member] | 15150 Sommermeyer St [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				418,580
Initial Cost of Buildings				1,564,587
Costs Capitalized Subsequent to Acquisition				264,824
Land and Improvements				418,580
Building and Improvements				1,829,411
Gross Amount Carried at End of Period	2,247,991			2,247,991
Accumulated Depreciation	391,559			391,559
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,247,991
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	391,559
Operating Properties [Member] | 16330 Central Green Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,540,109
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				8,519,116
Land and Improvements				1,966,472
Building and Improvements				8,092,753
Gross Amount Carried at End of Period	10,059,225			10,059,225
Accumulated Depreciation	1,011,409			1,011,409
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	10,059,225
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,011,409
Operating Properties [Member] | 16405 Air Center Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				438,853
Initial Cost of Buildings				3,030,396
Costs Capitalized Subsequent to Acquisition				1,194,986
Land and Improvements				438,853
Building and Improvements				4,225,382
Gross Amount Carried at End of Period	4,664,235			4,664,235
Accumulated Depreciation	2,053,640			2,053,640
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,664,235
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,053,640
Operating Properties [Member] | 16420 West Hardy Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				529,876
Initial Cost of Buildings				3,267,872
Costs Capitalized Subsequent to Acquisition				374,162
Land and Improvements				529,876
Building and Improvements				3,642,034
Gross Amount Carried at End of Period	4,171,910			4,171,910
Accumulated Depreciation	701,597			701,597
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,171,910
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	701,597
Operating Properties [Member] | 16445 Air Center Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				363,339
Initial Cost of Buildings				2,509,186
Costs Capitalized Subsequent to Acquisition				325,072
Land and Improvements				363,339
Building and Improvements				2,834,258
Gross Amount Carried at End of Period	3,197,597			3,197,597
Accumulated Depreciation	1,436,619			1,436,619
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,197,597
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,436,619
Operating Properties [Member] | 1646 Rankin Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				329,961
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				5,033,129
Land and Improvements				592,234
Building and Improvements				4,770,856
Gross Amount Carried at End of Period	5,363,090			5,363,090
Accumulated Depreciation	1,690,069			1,690,069
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,363,090
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,690,069
Operating Properties [Member] | 1655 Townhurst Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				197,226
Initial Cost of Buildings				935,036
Costs Capitalized Subsequent to Acquisition				566,781
Land and Improvements				197,226
Building and Improvements				1,501,817
Gross Amount Carried at End of Period	1,699,043			1,699,043
Accumulated Depreciation	420,556			420,556
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	1,699,043
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	420,556
Operating Properties [Member] | 16580 Air Center Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				289,000
Initial Cost of Buildings				3,559,857
Costs Capitalized Subsequent to Acquisition				1,325,263
Land and Improvements				289,000
Building and Improvements				4,885,121
Gross Amount Carried at End of Period	5,174,121			5,174,121
Accumulated Depreciation	2,243,816			2,243,816
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,174,121
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,243,816
Operating Properties [Member] | 16602 Central Green Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				284,403
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				5,462,498
Land and Improvements				503,779
Building and Improvements				5,243,122
Gross Amount Carried at End of Period	5,746,901			5,746,901
Accumulated Depreciation	1,824,292			1,824,292
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,746,901
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,824,292
Operating Properties [Member] | 16605 Air Center Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				298,999
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				3,423,751
Land and Improvements				496,186
Building and Improvements				3,226,564
Gross Amount Carried at End of Period	3,722,750			3,722,750
Accumulated Depreciation	1,357,158			1,357,158
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,722,750
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,357,158
Operating Properties [Member] | 1665 Townhurst Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				452,439
Initial Cost of Buildings				2,016,585
Costs Capitalized Subsequent to Acquisition				594,268
Land and Improvements				452,439
Building and Improvements				2,610,852
Gross Amount Carried at End of Period	3,063,291			3,063,291
Accumulated Depreciation	462,530			462,530
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,063,291
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	462,530
Operating Properties [Member] | 16680 Central Green Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				311,952
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				3,714,116
Land and Improvements				492,869
Building and Improvements				3,533,199
Gross Amount Carried at End of Period	4,026,068			4,026,068
Accumulated Depreciation	957,760			957,760
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,026,068
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	957,760
Operating Properties [Member] | 16685 Air Center Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				414,691
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				2,459,178
Land and Improvements				414,691
Building and Improvements				2,459,178
Gross Amount Carried at End of Period	2,873,869			2,873,869
Accumulated Depreciation	884,382			884,382
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,873,869
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	884,382
Operating Properties [Member] | 1755 Trans Central Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				293,534
Initial Cost of Buildings				3,036,269
Costs Capitalized Subsequent to Acquisition				1,476,893
Land and Improvements				306,147
Building and Improvements				4,500,549
Gross Amount Carried at End of Period	4,806,696			4,806,696
Accumulated Depreciation	1,863,536			1,863,536
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,806,696
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,863,536
Operating Properties [Member] | 4301 S Pinemont Dr [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				226,973
Initial Cost of Buildings				1,174,979
Costs Capitalized Subsequent to Acquisition				174,177
Land and Improvements				226,973
Building and Improvements				1,349,156
Gross Amount Carried at End of Period	1,576,129			1,576,129
Accumulated Depreciation	349,730			349,730
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	1,576,129
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	349,730
Operating Properties [Member] | 4401 S Pinemont Dr [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				244,240
Initial Cost of Buildings				1,412,622
Costs Capitalized Subsequent to Acquisition				247,951
Land and Improvements				244,240
Building and Improvements				1,660,573
Gross Amount Carried at End of Period	1,904,813			1,904,813
Accumulated Depreciation	397,128			397,128
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	1,904,813
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	397,128
Operating Properties [Member] | 4501 S Pinemont Dr [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				252,907
Initial Cost of Buildings				1,504,053
Costs Capitalized Subsequent to Acquisition				229,239
Land and Improvements				252,907
Building and Improvements				1,733,292
Gross Amount Carried at End of Period	1,986,199			1,986,199
Accumulated Depreciation	291,990			291,990
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	1,986,199
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	291,990
Operating Properties [Member] | 5200 N. Sam Houston Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,519,458
Initial Cost of Buildings				7,135,548
Costs Capitalized Subsequent to Acquisition				4,015,803
Land and Improvements				1,520,074
Building and Improvements				11,150,735
Gross Amount Carried at End of Period	12,670,809			12,670,809
Accumulated Depreciation	3,864,134			3,864,134
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	12,670,809
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	3,864,134
Operating Properties [Member] | 5250 N. Sam Houston Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,173,287
Initial Cost of Buildings				8,868,256
Costs Capitalized Subsequent to Acquisition				3,086,989
Land and Improvements				2,173,942
Building and Improvements				11,954,590
Gross Amount Carried at End of Period	14,128,532			14,128,532
Accumulated Depreciation	3,320,014			3,320,014
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	14,128,532
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	3,320,014
Operating Properties [Member] | 5500 N. Sam Houston Parkway West [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,243,541
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				6,540,529
Land and Improvements				1,513,152
Building and Improvements				6,270,918
Gross Amount Carried at End of Period	7,784,070			7,784,070
Accumulated Depreciation	1,549,152			1,549,152
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,784,070
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,549,152
Operating Properties [Member] | 8017 Pinemont Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				900,953
Initial Cost of Buildings				5,323,727
Costs Capitalized Subsequent to Acquisition				912,329
Land and Improvements				900,953
Building and Improvements				6,236,056
Gross Amount Carried at End of Period	7,137,009			7,137,009
Accumulated Depreciation	973,047			973,047
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,137,009
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	973,047
Operating Properties [Member] | 8272 El Rio Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				530,494
Initial Cost of Buildings				4,108,626
Costs Capitalized Subsequent to Acquisition				384,828
Land and Improvements				530,494
Building and Improvements				4,493,454
Gross Amount Carried at End of Period	5,023,948			5,023,948
Accumulated Depreciation	818,718			818,718
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,023,948
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	818,718
Operating Properties [Member] | 8282 El Rio Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				450,422
Initial Cost of Buildings				3,304,942
Costs Capitalized Subsequent to Acquisition				1,139,437
Land and Improvements				450,422
Building and Improvements				4,444,379
Gross Amount Carried at End of Period	4,894,801			4,894,801
Accumulated Depreciation	963,774			963,774
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,894,801
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	963,774
Operating Properties [Member] | 8301 Fallbrook Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				4,515,862
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				26,997,764
Land and Improvements				7,083,514
Building and Improvements				24,430,112
Gross Amount Carried at End of Period	31,513,626			31,513,626
Accumulated Depreciation	6,949,197			6,949,197
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	31,513,626
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	6,949,197
Operating Properties [Member] | 8303 Fallbrook Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				4,613,370
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				15,863,256
Land and Improvements				4,310,317
Building and Improvements				16,166,309
Gross Amount Carried at End of Period	20,476,626			20,476,626
Accumulated Depreciation	1,441,378			1,441,378
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	20,476,626
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,441,378
Operating Properties [Member] | 850 Greens Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,893,405
Initial Cost of Buildings				11,593,197
Costs Capitalized Subsequent to Acquisition				2,996,106
Land and Improvements				2,899,861
Building and Improvements				14,582,846
Gross Amount Carried at End of Period	17,482,707			17,482,707
Accumulated Depreciation	4,188,653			4,188,653
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	17,482,707
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	4,188,653
Operating Properties [Member] | 860 Greens Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,399,365
Initial Cost of Buildings				6,344,650
Costs Capitalized Subsequent to Acquisition				1,542,047
Land and Improvements				1,374,012
Building and Improvements				7,912,050
Gross Amount Carried at End of Period	9,286,062			9,286,062
Accumulated Depreciation	2,149,728			2,149,728
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	9,286,062
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,149,728
Operating Properties [Member] | 8801-19 & 8821-49 Fallbrook Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,290,001
Initial Cost of Buildings				15,297,141
Costs Capitalized Subsequent to Acquisition				4,618,108
Land and Improvements				2,290,002
Building and Improvements				19,915,248
Gross Amount Carried at End of Period	22,205,250			22,205,250
Accumulated Depreciation	7,285,061			7,285,061
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	22,205,250
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	7,285,061
Operating Properties [Member] | 8802-8824 Fallbrook Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,774,995
Initial Cost of Buildings				6,364,767
Costs Capitalized Subsequent to Acquisition				2,074,557
Land and Improvements				2,775,021
Building and Improvements				8,439,297
Gross Amount Carried at End of Period	11,214,318			11,214,318
Accumulated Depreciation	2,926,974			2,926,974
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	11,214,318
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,926,974
Operating Properties [Member] | 8825-8839 N Sam Houston Pkwy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				638,453
Initial Cost of Buildings				3,258,815
Costs Capitalized Subsequent to Acquisition				816,626
Land and Improvements				638,477
Building and Improvements				4,075,416
Gross Amount Carried at End of Period	4,713,893			4,713,893
Accumulated Depreciation	1,591,430			1,591,430
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,713,893
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,591,430
Operating Properties [Member] | 8850-8872 Fallbrook Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				504,317
Initial Cost of Buildings				2,878,351
Costs Capitalized Subsequent to Acquisition				1,932,869
Land and Improvements				504,341
Building and Improvements				4,811,196
Gross Amount Carried at End of Period	5,315,537			5,315,537
Accumulated Depreciation	1,938,527			1,938,527
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,315,537
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,938,527
Operating Properties [Member] | 16200 Central Green Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,748,348
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				9,341,500
Land and Improvements				2,120,319
Building and Improvements				8,969,529
Gross Amount Carried at End of Period	11,089,848			11,089,848
Accumulated Depreciation	1,677,897			1,677,897
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	11,089,848
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,677,897
Operating Properties [Member] | 5430 FAA Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,245,346
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				11,718,442
Land and Improvements				3,198,031
Building and Improvements				10,765,757
Gross Amount Carried at End of Period	13,963,788			13,963,788
Accumulated Depreciation	406,660			406,660
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	13,963,788
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	406,660
Operating Properties [Member] | 951 Valleyview Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				3,899,824
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				14,197,000
Land and Improvements				5,554,903
Building and Improvements				12,541,921
Gross Amount Carried at End of Period	18,096,824			18,096,824
Accumulated Depreciation	539,219			539,219
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	18,096,824
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	539,219
Operating Properties [Member] | Cabot III UK1B01 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				11,888,058
Initial Cost of Buildings				35,003,668
Costs Capitalized Subsequent to Acquisition				(10,913,850)
Land and Improvements				9,161,064
Building and Improvements				26,816,812
Gross Amount Carried at End of Period	35,977,876			35,977,876
Accumulated Depreciation	3,996,861			3,996,861
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	35,977,876
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	3,996,861
Operating Properties [Member] | 1011 N Hilltop Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				842,043
Initial Cost of Buildings				984,087
Costs Capitalized Subsequent to Acquisition				205,986
Land and Improvements				842,043
Building and Improvements				1,190,073
Gross Amount Carried at End of Period	2,032,116			2,032,116
Accumulated Depreciation	240,394			240,394
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,032,116
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	240,394
Operating Properties [Member] | 1035 N Hilltop Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				875,172
Initial Cost of Buildings				2,071,051
Costs Capitalized Subsequent to Acquisition				124,976
Land and Improvements				875,172
Building and Improvements				2,196,028
Gross Amount Carried at End of Period	3,071,200			3,071,200
Accumulated Depreciation	369,876			369,876
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,071,200
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	369,876
Operating Properties [Member] | 1549 W Glenlake Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,339,627
Initial Cost of Buildings				3,763,288
Costs Capitalized Subsequent to Acquisition				203,472
Land and Improvements				1,339,627
Building and Improvements				3,966,759
Gross Amount Carried at End of Period	5,306,386			5,306,386
Accumulated Depreciation	673,782			673,782
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,306,386
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	673,782
Operating Properties [Member] | 901 N Hilltop Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				866,378
Initial Cost of Buildings				2,112,616
Costs Capitalized Subsequent to Acquisition				47,808
Land and Improvements				866,378
Building and Improvements				2,160,424
Gross Amount Carried at End of Period	3,026,802			3,026,802
Accumulated Depreciation	331,220			331,220
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,026,802
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	331,220
Operating Properties [Member] | 925 N Hilltop Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				945,251
Initial Cost of Buildings				2,010,181
Costs Capitalized Subsequent to Acquisition				177,500
Land and Improvements				945,251
Building and Improvements				2,187,681
Gross Amount Carried at End of Period	3,132,932			3,132,932
Accumulated Depreciation	308,760			308,760
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,132,932
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	308,760
Operating Properties [Member] | 8241 Sandy Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,246,618
Initial Cost of Buildings				6,844,393
Costs Capitalized Subsequent to Acquisition				1,445,551
Land and Improvements				1,246,618
Building and Improvements				8,289,943
Gross Amount Carried at End of Period	9,536,561			9,536,561
Accumulated Depreciation	1,324,901			1,324,901
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	9,536,561
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,324,901
Operating Properties [Member] | 8242 Sandy Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,488,746
Initial Cost of Buildings				9,072,440
Costs Capitalized Subsequent to Acquisition				1,536,444
Land and Improvements				1,488,746
Building and Improvements				10,608,884
Gross Amount Carried at End of Period	12,097,630			12,097,630
Accumulated Depreciation	1,928,648			1,928,648
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	12,097,630
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,928,648
Operating Properties [Member] | 8246 Sandy Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				590,922
Initial Cost of Buildings				3,374,522
Costs Capitalized Subsequent to Acquisition				478,590
Land and Improvements				590,922
Building and Improvements				3,853,112
Gross Amount Carried at End of Period	4,444,034			4,444,034
Accumulated Depreciation	575,919			575,919
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,444,034
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	575,919
Operating Properties [Member] | 19 Crows Mill Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				0
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				41,975,226
Land and Improvements				25,067,669
Building and Improvements				16,907,557
Gross Amount Carried at End of Period	41,975,226			41,975,226
Accumulated Depreciation	125,138			125,138
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	41,975,226
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	125,138
Operating Properties [Member] | 1305 Chastain Road NW [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				808,159
Initial Cost of Buildings				5,712,959
Costs Capitalized Subsequent to Acquisition				1,127,506
Land and Improvements				808,159
Building and Improvements				6,840,465
Gross Amount Carried at End of Period	7,648,624			7,648,624
Accumulated Depreciation	1,443,791			1,443,791
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,648,624
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,443,791
Operating Properties [Member] | 1325 Chastain Road NW [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,612,924
Initial Cost of Buildings				9,771,680
Costs Capitalized Subsequent to Acquisition				1,628,006
Land and Improvements				1,612,924
Building and Improvements				11,399,686
Gross Amount Carried at End of Period	13,012,610			13,012,610
Accumulated Depreciation	2,615,845			2,615,845
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	13,012,610
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,615,845
Operating Properties [Member] | 3600 Cobb International Bld NW [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				716,860
Initial Cost of Buildings				6,962,212
Costs Capitalized Subsequent to Acquisition				661,332
Land and Improvements				716,860
Building and Improvements				7,623,545
Gross Amount Carried at End of Period	8,340,405			8,340,405
Accumulated Depreciation	1,438,570			1,438,570
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	8,340,405
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,438,570
Operating Properties [Member] | Unit 1 Bear Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost of Land				10,849,890
Initial Cost of Buildings				36,219,855
Costs Capitalized Subsequent to Acquisition				(11,021,038)
Land and Improvements				8,361,041
Building and Improvements				27,687,666
Gross Amount Carried at End of Period	36,048,707			36,048,707
Accumulated Depreciation	4,172,348			4,172,348
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	36,048,707
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	4,172,348
Operating Properties [Member] | 650 Swedesford Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				464,382
Initial Cost of Buildings				6,722,830
Costs Capitalized Subsequent to Acquisition				16,054,002
Land and Improvements				830,779
Building and Improvements				22,410,435
Gross Amount Carried at End of Period	23,241,214			23,241,214
Accumulated Depreciation	4,237,198			4,237,198
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	23,241,214
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	4,237,198
Operating Properties [Member] | 680 Swedesford Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				952,361
Initial Cost of Buildings				6,722,830
Costs Capitalized Subsequent to Acquisition				7,217,277
Land and Improvements				952,361
Building and Improvements				13,940,107
Gross Amount Carried at End of Period	14,892,468			14,892,468
Accumulated Depreciation	8,178,680			8,178,680
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	14,892,468
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	8,178,680
Operating Properties [Member] | 1770 Interstate Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				650,000
Initial Cost of Buildings				5,444,220
Costs Capitalized Subsequent to Acquisition				0
Land and Improvements				650,000
Building and Improvements				5,444,220
Gross Amount Carried at End of Period	6,094,220			6,094,220
Accumulated Depreciation	884,333			884,333
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,094,220
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	884,333
Operating Properties [Member] | 1200 Claybrick Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				6,876,500
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				13,422,075
Land and Improvements				8,329,026
Building and Improvements				11,969,549
Gross Amount Carried at End of Period	20,298,575			20,298,575
Accumulated Depreciation	411,097			411,097
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	20,298,575
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	411,097
Operating Properties [Member] | 1806 Highway 146th South [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,055,035
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				8,603,062
Land and Improvements				1,055,035
Building and Improvements				8,603,062
Gross Amount Carried at End of Period	9,658,097			9,658,097
Accumulated Depreciation	169,943			169,943
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	9,658,097
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	169,943
Operating Properties [Member] | 11425 State Highway 225 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				975,974
Initial Cost of Buildings				3,409,036
Costs Capitalized Subsequent to Acquisition				100,699
Land and Improvements				977,542
Building and Improvements				3,508,166
Gross Amount Carried at End of Period	4,485,708			4,485,708
Accumulated Depreciation	1,194,423			1,194,423
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,485,708
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,194,423
Operating Properties [Member] | 11503 State Highway 225 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,561,931
Initial Cost of Buildings				9,695,493
Costs Capitalized Subsequent to Acquisition				275,721
Land and Improvements				2,566,047
Building and Improvements				9,967,098
Gross Amount Carried at End of Period	12,533,145			12,533,145
Accumulated Depreciation	3,207,609			3,207,609
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	12,533,145
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	3,207,609
Operating Properties [Member] | 1701 South 16th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				4,063,262
Initial Cost of Buildings				18,719,368
Costs Capitalized Subsequent to Acquisition				382,127
Land and Improvements				4,063,262
Building and Improvements				19,101,495
Gross Amount Carried at End of Period	23,164,757			23,164,757
Accumulated Depreciation	1,916,139			1,916,139
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	23,164,757
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,916,139
Operating Properties [Member] | 1801 South 16th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				3,794,963
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				24,450,486
Land and Improvements				5,421,262
Building and Improvements				22,824,187
Gross Amount Carried at End of Period	28,245,449			28,245,449
Accumulated Depreciation	625,303			625,303
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	28,245,449
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	625,303
Operating Properties [Member] | 1842 South 16th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,226,284
Initial Cost of Buildings				11,976,185
Costs Capitalized Subsequent to Acquisition				36,589
Land and Improvements				2,226,284
Building and Improvements				12,012,773
Gross Amount Carried at End of Period	14,239,057			14,239,057
Accumulated Depreciation	1,260,847			1,260,847
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	14,239,057
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,260,847
Operating Properties [Member] | 1902 South 16th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,369,095
Initial Cost of Buildings				14,119,020
Costs Capitalized Subsequent to Acquisition				0
Land and Improvements				2,369,095
Building and Improvements				14,119,020
Gross Amount Carried at End of Period	16,488,115			16,488,115
Accumulated Depreciation	1,600,934			1,600,934
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	16,488,115
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,600,934
Operating Properties [Member] | 640 S State Road 39 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,612,787
Initial Cost of Buildings				18,065,552
Costs Capitalized Subsequent to Acquisition				1,616,742
Land and Improvements				1,612,787
Building and Improvements				19,682,294
Gross Amount Carried at End of Period	21,295,081			21,295,081
Accumulated Depreciation	3,570,065			3,570,065
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	21,295,081
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	3,570,065
Operating Properties [Member] | 7528 Walker Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				893,441
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				5,723,661
Land and Improvements				779,330
Building and Improvements				5,837,772
Gross Amount Carried at End of Period	6,617,102			6,617,102
Accumulated Depreciation	2,423,715			2,423,715
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,617,102
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,423,715
Operating Properties [Member] | 8301 Industrial Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				11,249,550
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				49,336,083
Land and Improvements				11,254,716
Building and Improvements				49,330,917
Gross Amount Carried at End of Period	60,585,633			60,585,633
Accumulated Depreciation	15,583,663			15,583,663
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	60,585,633
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	15,583,663
Operating Properties [Member] | 8500 Willard Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				6,398,815
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				33,820,841
Land and Improvements				11,355,974
Building and Improvements				28,863,682
Gross Amount Carried at End of Period	40,219,656			40,219,656
Accumulated Depreciation	7,315,151			7,315,151
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	40,219,656
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	7,315,151
Operating Properties [Member] | 875 Maxham Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				445,493
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				(445,493)
Land and Improvements				445,493
Building and Improvements				12,497,910
Gross Amount Carried at End of Period	12,943,403			12,943,403
Accumulated Depreciation	103,850			103,850
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	12,943,403
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	103,850
Operating Properties [Member] | 8742 Congdon Hill Dr [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				22,444,500
Initial Cost of Buildings				20,222,582
Costs Capitalized Subsequent to Acquisition				1,049,581
Land and Improvements				22,444,500
Building and Improvements				21,272,163
Gross Amount Carried at End of Period	43,716,663			43,716,663
Accumulated Depreciation	1,772,720			1,772,720
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	43,716,663
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,772,720
Operating Properties [Member] | 7533 Industrial Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				5,603,460
Initial Cost of Buildings				18,807,987
Costs Capitalized Subsequent to Acquisition				1,844,916
Land and Improvements				5,603,460
Building and Improvements				20,652,903
Gross Amount Carried at End of Period	26,256,363			26,256,363
Accumulated Depreciation	4,260,071			4,260,071
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	26,256,363
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	4,260,071
Operating Properties [Member] | 1169 Canton Rd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,232,219
Initial Cost of Buildings				17,897,326
Costs Capitalized Subsequent to Acquisition				1,103,211
Land and Improvements				1,232,219
Building and Improvements				19,000,537
Gross Amount Carried at End of Period	20,232,756			20,232,756
Accumulated Depreciation	2,958,497			2,958,497
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	20,232,756
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,958,497
Operating Properties [Member] | 65 Brookfield Oaks Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				557,174
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				2,604,588
Land and Improvements				506,318
Building and Improvements				2,655,444
Gross Amount Carried at End of Period	3,161,762			3,161,762
Accumulated Depreciation	847,177			847,177
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,161,762
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	847,177
Operating Properties [Member] | 75 Brookfield Oaks Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				419,731
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				2,360,647
Land and Improvements				430,909
Building and Improvements				2,349,469
Gross Amount Carried at End of Period	2,780,378			2,780,378
Accumulated Depreciation	872,047			872,047
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,780,378
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	872,047
Operating Properties [Member] | 126-132 Liberty Industrial Pkw [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				600,666
Initial Cost of Buildings				4,184,131
Costs Capitalized Subsequent to Acquisition				1,141,035
Land and Improvements				600,666
Building and Improvements				5,325,165
Gross Amount Carried at End of Period	5,925,831			5,925,831
Accumulated Depreciation	1,221,974			1,221,974
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,925,831
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,221,974
Operating Properties [Member] | 95-115 Liberty Industrial Pkwy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				660,420
Initial Cost of Buildings				4,785,127
Costs Capitalized Subsequent to Acquisition				1,953,184
Land and Improvements				660,420
Building and Improvements				6,738,311
Gross Amount Carried at End of Period	7,398,731			7,398,731
Accumulated Depreciation	1,305,224			1,305,224
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,398,731
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,305,224
Operating Properties [Member] | 11150 NW 122nd Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				6,627,899
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				12,262,772
Land and Improvements				6,627,899
Building and Improvements				12,262,772
Gross Amount Carried at End of Period	18,890,671			18,890,671
Accumulated Depreciation	944,453			944,453
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	18,890,671
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	944,453
Operating Properties [Member] | 11250 NW 122nd Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				4,798,886
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				9,225,467
Land and Improvements				4,798,886
Building and Improvements				9,225,467
Gross Amount Carried at End of Period	14,024,353			14,024,353
Accumulated Depreciation	674,485			674,485
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	14,024,353
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	674,485
Operating Properties [Member] | 11401 NW 134th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				5,558,619
Initial Cost of Buildings				17,678,237
Costs Capitalized Subsequent to Acquisition				1,055,318
Land and Improvements				5,558,619
Building and Improvements				18,733,555
Gross Amount Carried at End of Period	24,292,174			24,292,174
Accumulated Depreciation	3,356,484			3,356,484
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	24,292,174
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	3,356,484
Operating Properties [Member] | 11450 NW 122nd Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,623,293
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				11,366,498
Land and Improvements				3,919,238
Building and Improvements				9,070,553
Gross Amount Carried at End of Period	12,989,791			12,989,791
Accumulated Depreciation	918,910			918,910
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	12,989,791
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	918,910
Operating Properties [Member] | 8801 Congdon Hill Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				23,016,646
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				14,966,354
Land and Improvements				37,983,000
Building and Improvements				37,213,752
Gross Amount Carried at End of Period	75,196,752			75,196,752
Accumulated Depreciation	133,104			133,104
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	75,196,752
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	133,104
Operating Properties [Member] | 11440 NW 122 Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				5,636,564
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				10,784,572
Land and Improvements				5,944,709
Building and Improvements				10,476,427
Gross Amount Carried at End of Period	16,421,136			16,421,136
Accumulated Depreciation	415,013			415,013
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	16,421,136
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	415,013
Operating Properties [Member] | 456 International Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				3,862,683
Initial Cost of Buildings				14,357,981
Costs Capitalized Subsequent to Acquisition				4,627,511
Land and Improvements				3,862,683
Building and Improvements				18,985,492
Gross Amount Carried at End of Period	22,848,175			22,848,175
Accumulated Depreciation	3,283,262			3,283,262
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	22,848,175
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	3,283,262
Operating Properties [Member] | 21 S Middlesex Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,097,170
Initial Cost of Buildings				9,715,401
Costs Capitalized Subsequent to Acquisition				561,745
Land and Improvements				2,097,170
Building and Improvements				10,277,146
Gross Amount Carried at End of Period	12,374,316			12,374,316
Accumulated Depreciation	2,020,602			2,020,602
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	12,374,316
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,020,602
Operating Properties [Member] | 4 S Middlesex Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,263,153
Initial Cost of Buildings				10,261,759
Costs Capitalized Subsequent to Acquisition				893,599
Land and Improvements				2,263,153
Building and Improvements				11,155,358
Gross Amount Carried at End of Period	13,418,511			13,418,511
Accumulated Depreciation	2,062,836			2,062,836
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	13,418,511
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,062,836
Operating Properties [Member] | 230 Moonachie Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				4,031,058
Initial Cost of Buildings				2,775,467
Costs Capitalized Subsequent to Acquisition				52,276
Land and Improvements				4,026,732
Building and Improvements				2,832,069
Gross Amount Carried at End of Period	6,858,801			6,858,801
Accumulated Depreciation	129,827			129,827
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,858,801
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	129,827
Operating Properties [Member] | 234 Moonachie Avenue [Member] [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				0
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				24,169,414
Land and Improvements				15,228,204
Building and Improvements				8,941,210
Gross Amount Carried at End of Period	24,169,414			24,169,414
Accumulated Depreciation	162,628			162,628
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	24,169,414
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	162,628
Operating Properties [Member] | 250 Moonachie Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				10,435,430
Initial Cost of Buildings				7,272,539
Costs Capitalized Subsequent to Acquisition				479,044
Land and Improvements				10,426,856
Building and Improvements				7,760,157
Gross Amount Carried at End of Period	18,187,013			18,187,013
Accumulated Depreciation	329,411			329,411
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	18,187,013
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	329,411
Operating Properties [Member] | 22750 Cactus Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				9,404,283
Initial Cost of Buildings				24,380,934
Costs Capitalized Subsequent to Acquisition				1,851,865
Land and Improvements				9,408,276
Building and Improvements				26,228,806
Gross Amount Carried at End of Period	35,637,082			35,637,082
Accumulated Depreciation	3,113,478			3,113,478
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	35,637,082
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	3,113,478
Operating Properties [Member] | 323 Park Knoll Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,071,600
Initial Cost of Buildings				4,397,807
Costs Capitalized Subsequent to Acquisition				1,029,987
Land and Improvements				1,071,600
Building and Improvements				5,427,794
Gross Amount Carried at End of Period	6,499,394			6,499,394
Accumulated Depreciation	1,747,361			1,747,361
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,499,394
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,747,361
Operating Properties [Member] | 324 Park Knoll Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,449,092
Initial Cost of Buildings				4,424,932
Costs Capitalized Subsequent to Acquisition				407,975
Land and Improvements				1,449,450
Building and Improvements				4,832,549
Gross Amount Carried at End of Period	6,281,999			6,281,999
Accumulated Depreciation	1,531,434			1,531,434
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,281,999
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,531,434
Operating Properties [Member] | 619 Distribution Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,031,430
Initial Cost of Buildings				5,655,167
Costs Capitalized Subsequent to Acquisition				730,511
Land and Improvements				1,031,685
Building and Improvements				6,385,423
Gross Amount Carried at End of Period	7,417,108			7,417,108
Accumulated Depreciation	1,889,543			1,889,543
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,417,108
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,889,543
Operating Properties [Member] | 627 Distribution Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,061,370
Initial Cost of Buildings				5,152,110
Costs Capitalized Subsequent to Acquisition				415,421
Land and Improvements				1,061,632
Building and Improvements				5,567,269
Gross Amount Carried at End of Period	6,628,901			6,628,901
Accumulated Depreciation	1,575,041			1,575,041
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,628,901
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,575,041
Operating Properties [Member] | 25 Coddington Crescent [Member] [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,766,328
Initial Cost of Buildings				8,341,701
Costs Capitalized Subsequent to Acquisition				11,835,679
Land and Improvements				1,766,328
Building and Improvements				10,069,351
Gross Amount Carried at End of Period	11,835,679			11,835,679
Accumulated Depreciation	76,843			76,843
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	11,835,679
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	76,843
Operating Properties [Member] | 4 Britain Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				699,424
Initial Cost of Buildings				5,896,241
Costs Capitalized Subsequent to Acquisition				7,482,435
Land and Improvements				699,424
Building and Improvements				6,783,011
Gross Amount Carried at End of Period	7,482,435			7,482,435
Accumulated Depreciation	53,082			53,082
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,482,435
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	53,082
Operating Properties [Member] | 1775 Hillcrest Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,318,956
Initial Cost of Buildings				4,379,239
Costs Capitalized Subsequent to Acquisition				860,030
Land and Improvements				1,321,595
Building and Improvements				5,236,630
Gross Amount Carried at End of Period	6,558,225			6,558,225
Accumulated Depreciation	143,389			143,389
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,558,225
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	143,389
Operating Properties [Member] | St Davids Way, Bermuda Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				3,545,374
Initial Cost of Buildings				21,279,020
Costs Capitalized Subsequent to Acquisition				26,462,690
Land and Improvements				3,545,374
Building and Improvements				22,917,316
Gross Amount Carried at End of Period	26,462,690			26,462,690
Accumulated Depreciation	163,468			163,468
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	26,462,690
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	163,468
Operating Properties [Member] | 1879 Lamont Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,976,000
Initial Cost of Buildings				8,099,579
Costs Capitalized Subsequent to Acquisition				2,090,522
Land and Improvements				2,011,030
Building and Improvements				10,155,071
Gross Amount Carried at End of Period	12,166,101			12,166,101
Accumulated Depreciation	3,762,008			3,762,008
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	12,166,101
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	3,762,008
Operating Properties [Member] | 350 Winmeyer Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,778,400
Initial Cost of Buildings				7,289,165
Costs Capitalized Subsequent to Acquisition				1,729,188
Land and Improvements				1,809,927
Building and Improvements				8,986,826
Gross Amount Carried at End of Period	10,796,753			10,796,753
Accumulated Depreciation	3,029,788			3,029,788
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	10,796,753
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	3,029,788
Operating Properties [Member] | 1 Chadderton Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				3,397,990
Initial Cost of Buildings				15,045,200
Costs Capitalized Subsequent to Acquisition				19,742,036
Land and Improvements				3,397,990
Building and Improvements				16,344,046
Gross Amount Carried at End of Period	19,742,036			19,742,036
Accumulated Depreciation	118,106			118,106
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	19,742,036
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	118,106
Operating Properties [Member] | 4000 E Airport Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,686,533
Initial Cost of Buildings				10,125,772
Costs Capitalized Subsequent to Acquisition				723,876
Land and Improvements				2,686,533
Building and Improvements				10,849,648
Gross Amount Carried at End of Period	13,536,181			13,536,181
Accumulated Depreciation	1,826,827			1,826,827
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	13,536,181
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,826,827
Operating Properties [Member] | 1000 Gills Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				415,906
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				2,699,594
Land and Improvements				435,400
Building and Improvements				2,680,100
Gross Amount Carried at End of Period	3,115,500			3,115,500
Accumulated Depreciation	675,351			675,351
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,115,500
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	675,351
Operating Properties [Member] | 10003 Satellite Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				680,312
Initial Cost of Buildings				2,120,754
Costs Capitalized Subsequent to Acquisition				1,379,008
Land and Improvements				680,312
Building and Improvements				3,499,762
Gross Amount Carried at End of Period	4,180,074			4,180,074
Accumulated Depreciation	1,587,470			1,587,470
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,180,074
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,587,470
Operating Properties [Member] | 10511 & 10611 Satellite Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				517,554
Initial Cost of Buildings				2,568,186
Costs Capitalized Subsequent to Acquisition				719,885
Land and Improvements				522,991
Building and Improvements				3,282,634
Gross Amount Carried at End of Period	3,805,625			3,805,625
Accumulated Depreciation	1,793,683			1,793,683
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,805,625
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,793,683
Operating Properties [Member] | 10771 Palm Bay Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				664,605
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				2,515,652
Land and Improvements				685,383
Building and Improvements				2,494,874
Gross Amount Carried at End of Period	3,180,257			3,180,257
Accumulated Depreciation	1,036,885			1,036,885
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,180,257
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,036,885
Operating Properties [Member] | 1090 Gills Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				878,320
Initial Cost of Buildings				2,558,833
Costs Capitalized Subsequent to Acquisition				3,836,603
Land and Improvements				878,320
Building and Improvements				6,395,436
Gross Amount Carried at End of Period	7,273,756			7,273,756
Accumulated Depreciation	1,666,984			1,666,984
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,273,756
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,666,984
Operating Properties [Member] | 1600-1650 Central Florida Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				518,043
Initial Cost of Buildings				2,561,938
Costs Capitalized Subsequent to Acquisition				966,144
Land and Improvements				518,043
Building and Improvements				3,528,082
Gross Amount Carried at End of Period	4,046,125			4,046,125
Accumulated Depreciation	1,995,393			1,995,393
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,046,125
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,995,393
Operating Properties [Member] | 1902 Cypress Lake Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				523,512
Initial Cost of Buildings				3,191,790
Costs Capitalized Subsequent to Acquisition				1,576,299
Land and Improvements				538,512
Building and Improvements				4,753,089
Gross Amount Carried at End of Period	5,291,601			5,291,601
Accumulated Depreciation	2,523,921			2,523,921
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,291,601
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,523,921
Operating Properties [Member] | 2000 Park Oaks Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				913,201
Initial Cost of Buildings				6,818,610
Costs Capitalized Subsequent to Acquisition				993,299
Land and Improvements				913,201
Building and Improvements				7,811,909
Gross Amount Carried at End of Period	8,725,110			8,725,110
Accumulated Depreciation	1,380,151			1,380,151
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	8,725,110
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,380,151
Operating Properties [Member] | 2202 Taft-Vineland Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,283,713
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				7,315,061
Land and Improvements				1,283,713
Building and Improvements				7,315,061
Gross Amount Carried at End of Period	8,598,774			8,598,774
Accumulated Depreciation	3,362,636			3,362,636
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	8,598,774
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	3,362,636
Operating Properties [Member] | 2212 Taft Vineland Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				838,853
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				4,084,540
Land and Improvements				767,953
Building and Improvements				4,155,440
Gross Amount Carried at End of Period	4,923,393			4,923,393
Accumulated Depreciation	1,521,775			1,521,775
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,923,393
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,521,775
Operating Properties [Member] | 2256 Taft-Vineland Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				467,296
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				2,856,683
Land and Improvements				825,673
Building and Improvements				2,498,306
Gross Amount Carried at End of Period	3,323,979			3,323,979
Accumulated Depreciation	1,062,229			1,062,229
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,323,979
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,062,229
Operating Properties [Member] | 2351 Investors Row [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,261,924
Initial Cost of Buildings				7,496,249
Costs Capitalized Subsequent to Acquisition				1,930,820
Land and Improvements				2,271,785
Building and Improvements				9,417,208
Gross Amount Carried at End of Period	11,688,993			11,688,993
Accumulated Depreciation	3,385,169			3,385,169
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	11,688,993
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	3,385,169
Operating Properties [Member] | 2400 South Lake Orange Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				385,964
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				3,283,015
Land and Improvements				642,427
Building and Improvements				3,026,552
Gross Amount Carried at End of Period	3,668,979			3,668,979
Accumulated Depreciation	1,549,470			1,549,470
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,668,979
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,549,470
Operating Properties [Member] | 2412 Sand Lake Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,236,819
Initial Cost of Buildings				3,243,314
Costs Capitalized Subsequent to Acquisition				4,568,856
Land and Improvements				1,244,667
Building and Improvements				7,804,322
Gross Amount Carried at End of Period	9,048,989			9,048,989
Accumulated Depreciation	1,350,464			1,350,464
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	9,048,989
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,350,464
Operating Properties [Member] | 2416 Lake Orange Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				535,964
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				3,842,755
Land and Improvements				704,800
Building and Improvements				3,673,919
Gross Amount Carried at End of Period	4,378,719			4,378,719
Accumulated Depreciation	2,130,755			2,130,755
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,378,719
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,130,755
Operating Properties [Member] | 6918 Presidents Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				872,550
Initial Cost of Buildings				2,526,043
Costs Capitalized Subsequent to Acquisition				737,771
Land and Improvements				872,550
Building and Improvements				3,263,814
Gross Amount Carried at End of Period	4,136,364			4,136,364
Accumulated Depreciation	518,602			518,602
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,136,364
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	518,602
Operating Properties [Member] | 7022 TPC Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,443,510
Initial Cost of Buildings				6,775,194
Costs Capitalized Subsequent to Acquisition				742,426
Land and Improvements				1,457,286
Building and Improvements				7,503,845
Gross Amount Carried at End of Period	8,961,131			8,961,131
Accumulated Depreciation	2,413,321			2,413,321
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	8,961,131
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,413,321
Operating Properties [Member] | 7100 TPC Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,431,489
Initial Cost of Buildings				8,002,539
Costs Capitalized Subsequent to Acquisition				1,229,189
Land and Improvements				1,445,807
Building and Improvements				9,217,410
Gross Amount Carried at End of Period	10,663,217			10,663,217
Accumulated Depreciation	2,812,110			2,812,110
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	10,663,217
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,812,110
Operating Properties [Member] | 7101 TPC Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,553,537
Initial Cost of Buildings				5,702,243
Costs Capitalized Subsequent to Acquisition				683,338
Land and Improvements				1,570,863
Building and Improvements				6,368,255
Gross Amount Carried at End of Period	7,939,118			7,939,118
Accumulated Depreciation	2,003,125			2,003,125
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,939,118
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,003,125
Operating Properties [Member] | 7315 Kingspointe Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,931,697
Initial Cost of Buildings				6,388,203
Costs Capitalized Subsequent to Acquisition				3,004,875
Land and Improvements				1,932,004
Building and Improvements				9,392,771
Gross Amount Carried at End of Period	11,324,775			11,324,775
Accumulated Depreciation	4,210,338			4,210,338
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	11,324,775
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	4,210,338
Operating Properties [Member] | 851 Gills Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				332,992
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				2,800,616
Land and Improvements				373,500
Building and Improvements				2,760,108
Gross Amount Carried at End of Period	3,133,608			3,133,608
Accumulated Depreciation	789,066			789,066
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,133,608
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	789,066
Operating Properties [Member] | 950 Gills Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				443,989
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				2,817,146
Land and Improvements				464,800
Building and Improvements				2,796,335
Gross Amount Carried at End of Period	3,261,135			3,261,135
Accumulated Depreciation	736,047			736,047
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,261,135
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	736,047
Operating Properties [Member] | 9550 Satellite Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				574,831
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				2,680,052
Land and Improvements				587,319
Building and Improvements				2,667,564
Gross Amount Carried at End of Period	3,254,883			3,254,883
Accumulated Depreciation	1,503,602			1,503,602
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,254,883
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,503,602
Operating Properties [Member] | 9700 Satellite Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				252,850
Initial Cost of Buildings				1,297,923
Costs Capitalized Subsequent to Acquisition				185,097
Land and Improvements				252,850
Building and Improvements				1,483,020
Gross Amount Carried at End of Period	1,735,870			1,735,870
Accumulated Depreciation	800,355			800,355
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	1,735,870
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	800,355
Operating Properties [Member] | 9600 Satellite Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				405,362
Initial Cost of Buildings				1,146,546
Costs Capitalized Subsequent to Acquisition				461,635
Land and Improvements				405,362
Building and Improvements				1,608,181
Gross Amount Carried at End of Period	2,013,543			2,013,543
Accumulated Depreciation	833,631			833,631
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,013,543
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	833,631
Operating Properties [Member] | 4000 S 26th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,255,507
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				10,816,114
Land and Improvements				1,142,358
Building and Improvements				10,929,263
Gross Amount Carried at End of Period	12,071,621			12,071,621
Accumulated Depreciation	823,673			823,673
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	12,071,621
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	823,673
Operating Properties [Member] | 4020 S 26th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				51,784
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				7,165,151
Land and Improvements				616,467
Building and Improvements				6,600,468
Gross Amount Carried at End of Period	7,216,935			7,216,935
Accumulated Depreciation	1,248,308			1,248,308
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,216,935
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,248,308
Operating Properties [Member] | 4050 S 26th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				46,301
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				7,034,962
Land and Improvements				616,670
Building and Improvements				6,464,593
Gross Amount Carried at End of Period	7,081,263			7,081,263
Accumulated Depreciation	1,424,780			1,424,780
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,081,263
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,424,780
Operating Properties [Member] | 4300 South 26th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				402,673
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				34,614,424
Land and Improvements				413,030
Building and Improvements				34,604,067
Gross Amount Carried at End of Period	35,017,097			35,017,097
Accumulated Depreciation	8,420,043			8,420,043
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	35,017,097
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	8,420,043
Operating Properties [Member] | 4751 League Island Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				992,965
Initial Cost of Buildings				331,924
Costs Capitalized Subsequent to Acquisition				7,829,618
Land and Improvements				613,248
Building and Improvements				8,541,259
Gross Amount Carried at End of Period	9,154,507			9,154,507
Accumulated Depreciation	3,595,406			3,595,406
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	9,154,507
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	3,595,406
Operating Properties [Member] | 4775 League Island Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				891,892
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				5,578,803
Land and Improvements				366,982
Building and Improvements				6,103,713
Gross Amount Carried at End of Period	6,470,695			6,470,695
Accumulated Depreciation	1,803,316			1,803,316
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,470,695
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,803,316
Operating Properties [Member] | 2626 South 7th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,519,510
Initial Cost of Buildings				3,798,560
Costs Capitalized Subsequent to Acquisition				3,442,614
Land and Improvements				2,519,510
Building and Improvements				7,241,174
Gross Amount Carried at End of Period	9,760,684			9,760,684
Accumulated Depreciation	1,712,070			1,712,070
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	9,760,684
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,712,070
Operating Properties [Member] | 563 South 63rd Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				5,523,427
Initial Cost of Buildings				14,581,705
Costs Capitalized Subsequent to Acquisition				12,211,689
Land and Improvements				5,636,070
Building and Improvements				26,680,751
Gross Amount Carried at End of Period	32,316,821			32,316,821
Accumulated Depreciation	3,819,911			3,819,911
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	32,316,821
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	3,819,911
Operating Properties [Member] | 1500 S 71st Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				4,234,407
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				21,315,017
Land and Improvements				5,547,810
Building and Improvements				20,001,614
Gross Amount Carried at End of Period	25,549,424			25,549,424
Accumulated Depreciation	652,047			652,047
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	25,549,424
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	652,047
Operating Properties [Member] | 7205 W Buckeye Rd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,514,425
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				11,845,318
Land and Improvements				2,514,425
Building and Improvements				11,845,318
Gross Amount Carried at End of Period	14,359,743			14,359,743
Accumulated Depreciation	594,030			594,030
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	14,359,743
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	594,030
Operating Properties [Member] | 1000 Klein Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				706,660
Initial Cost of Buildings				5,894,330
Costs Capitalized Subsequent to Acquisition				1,095,222
Land and Improvements				706,660
Building and Improvements				6,989,553
Gross Amount Carried at End of Period	7,696,213			7,696,213
Accumulated Depreciation	1,076,247			1,076,247
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,696,213
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,076,247
Operating Properties [Member] | 1901 10th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				555,168
Initial Cost of Buildings				6,401,789
Costs Capitalized Subsequent to Acquisition				720,056
Land and Improvements				555,168
Building and Improvements				7,121,845
Gross Amount Carried at End of Period	7,677,013			7,677,013
Accumulated Depreciation	1,274,999			1,274,999
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,677,013
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,274,999
Operating Properties [Member] | 1909 10th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				551,706
Initial Cost of Buildings				5,797,440
Costs Capitalized Subsequent to Acquisition				339,750
Land and Improvements				551,706
Building and Improvements				6,137,190
Gross Amount Carried at End of Period	6,688,896			6,688,896
Accumulated Depreciation	1,076,450			1,076,450
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,688,896
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,076,450
Operating Properties [Member] | 3605 East Plano Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,047,996
Initial Cost of Buildings				9,218,748
Costs Capitalized Subsequent to Acquisition				1,970,078
Land and Improvements				1,047,996
Building and Improvements				11,188,825
Gross Amount Carried at End of Period	12,236,821			12,236,821
Accumulated Depreciation	2,318,952			2,318,952
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	12,236,821
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,318,952
Operating Properties [Member] | 3701 East Plano Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				877,564
Initial Cost of Buildings				7,460,686
Costs Capitalized Subsequent to Acquisition				772,833
Land and Improvements				877,564
Building and Improvements				8,233,518
Gross Amount Carried at End of Period	9,111,082			9,111,082
Accumulated Depreciation	1,441,738			1,441,738
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	9,111,082
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,441,738
Operating Properties [Member] | 800 Klein Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				580,456
Initial Cost of Buildings				5,681,283
Costs Capitalized Subsequent to Acquisition				1,600,103
Land and Improvements				580,456
Building and Improvements				7,281,386
Gross Amount Carried at End of Period	7,861,842			7,861,842
Accumulated Depreciation	1,349,144			1,349,144
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,861,842
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,349,144
Operating Properties [Member] | 900 Klein Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				723,534
Initial Cost of Buildings				6,004,923
Costs Capitalized Subsequent to Acquisition				778,787
Land and Improvements				723,534
Building and Improvements				6,783,710
Gross Amount Carried at End of Period	7,507,244			7,507,244
Accumulated Depreciation	1,246,138			1,246,138
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,507,244
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,246,138
Operating Properties [Member] | 9801 80th Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,692,077
Initial Cost of Buildings				7,934,794
Costs Capitalized Subsequent to Acquisition				58,274
Land and Improvements				1,689,726
Building and Improvements				7,995,419
Gross Amount Carried at End of Period	9,685,145			9,685,145
Accumulated Depreciation	4,010,311			4,010,311
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	9,685,145
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	4,010,311
Operating Properties [Member] | 14630-14650 28th Avenue North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				198,205
Initial Cost of Buildings				1,793,422
Costs Capitalized Subsequent to Acquisition				1,096,872
Land and Improvements				198,205
Building and Improvements				2,890,293
Gross Amount Carried at End of Period	3,088,498			3,088,498
Accumulated Depreciation	1,614,891			1,614,891
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,088,498
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,614,891
Operating Properties [Member] | 2920 Northwest Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				392,026
Initial Cost of Buildings				3,433,678
Costs Capitalized Subsequent to Acquisition				850,998
Land and Improvements				384,235
Building and Improvements				4,292,467
Gross Amount Carried at End of Period	4,676,702			4,676,702
Accumulated Depreciation	2,195,023			2,195,023
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,676,702
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,195,023
Operating Properties [Member] | 5905 Trenton Lane North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,616,360
Initial Cost of Buildings				4,487,462
Costs Capitalized Subsequent to Acquisition				735,223
Land and Improvements				1,616,360
Building and Improvements				5,222,684
Gross Amount Carried at End of Period	6,839,044			6,839,044
Accumulated Depreciation	1,060,984			1,060,984
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,839,044
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,060,984
Operating Properties [Member] | 6055 Nathan Lane North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,327,017
Initial Cost of Buildings				4,527,404
Costs Capitalized Subsequent to Acquisition				1,180,962
Land and Improvements				1,327,017
Building and Improvements				5,708,366
Gross Amount Carried at End of Period	7,035,383			7,035,383
Accumulated Depreciation	1,061,431			1,061,431
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,035,383
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,061,431
Operating Properties [Member] | 1400 SW 6th Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,157,049
Initial Cost of Buildings				4,620,956
Costs Capitalized Subsequent to Acquisition				1,447,640
Land and Improvements				1,157,049
Building and Improvements				6,068,596
Gross Amount Carried at End of Period	7,225,645			7,225,645
Accumulated Depreciation	3,133,452			3,133,452
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,225,645
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	3,133,452
Operating Properties [Member] | 1405 SW 6th Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				392,138
Initial Cost of Buildings				1,565,787
Costs Capitalized Subsequent to Acquisition				443,460
Land and Improvements				392,138
Building and Improvements				2,009,248
Gross Amount Carried at End of Period	2,401,386			2,401,386
Accumulated Depreciation	1,111,539			1,111,539
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,401,386
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,111,539
Operating Properties [Member] | 1500 SW 5th Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				972,232
Initial Cost of Buildings				3,892,085
Costs Capitalized Subsequent to Acquisition				2,133,854
Land and Improvements				972,232
Building and Improvements				6,025,939
Gross Amount Carried at End of Period	6,998,171			6,998,171
Accumulated Depreciation	2,552,632			2,552,632
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,998,171
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,552,632
Operating Properties [Member] | 1501 SW 5th Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				203,247
Initial Cost of Buildings				811,093
Costs Capitalized Subsequent to Acquisition				370,236
Land and Improvements				203,247
Building and Improvements				1,181,330
Gross Amount Carried at End of Period	1,384,577			1,384,577
Accumulated Depreciation	664,965			664,965
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	1,384,577
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	664,965
Operating Properties [Member] | 1601 SW 5th Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				203,247
Initial Cost of Buildings				811,093
Costs Capitalized Subsequent to Acquisition				208,224
Land and Improvements				203,247
Building and Improvements				1,019,318
Gross Amount Carried at End of Period	1,222,565			1,222,565
Accumulated Depreciation	510,197			510,197
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	1,222,565
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	510,197
Operating Properties [Member] | 1651 SW 5th Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				203,247
Initial Cost of Buildings				811,093
Costs Capitalized Subsequent to Acquisition				154,435
Land and Improvements				203,247
Building and Improvements				965,529
Gross Amount Carried at End of Period	1,168,776			1,168,776
Accumulated Depreciation	484,879			484,879
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	1,168,776
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	484,879
Operating Properties [Member] | 2201-2215 NW 30th Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,120,328
Initial Cost of Buildings				3,427,358
Costs Capitalized Subsequent to Acquisition				131,571
Land and Improvements				1,120,328
Building and Improvements				3,558,929
Gross Amount Carried at End of Period	4,679,257			4,679,257
Accumulated Depreciation	604,820			604,820
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,679,257
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	604,820
Operating Properties [Member] | 2250-2270 NW 30th Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				993,015
Initial Cost of Buildings				2,423,174
Costs Capitalized Subsequent to Acquisition				164,947
Land and Improvements				993,015
Building and Improvements				2,588,121
Gross Amount Carried at End of Period	3,581,136			3,581,136
Accumulated Depreciation	452,707			452,707
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,581,136
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	452,707
Operating Properties [Member] | 2280-2300 NW 30th Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				906,947
Initial Cost of Buildings				2,157,802
Costs Capitalized Subsequent to Acquisition				205,748
Land and Improvements				906,947
Building and Improvements				2,363,551
Gross Amount Carried at End of Period	3,270,498			3,270,498
Accumulated Depreciation	440,559			440,559
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,270,498
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	440,559
Operating Properties [Member] | 2301-2329 NW 30th Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,268,707
Initial Cost of Buildings				3,079,811
Costs Capitalized Subsequent to Acquisition				194,453
Land and Improvements				1,268,707
Building and Improvements				3,274,264
Gross Amount Carried at End of Period	4,542,971			4,542,971
Accumulated Depreciation	541,027			541,027
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,542,971
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	541,027
Operating Properties [Member] | 3000 NW 25th Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,087,554
Initial Cost of Buildings				2,897,117
Costs Capitalized Subsequent to Acquisition				151,201
Land and Improvements				1,087,554
Building and Improvements				3,048,318
Gross Amount Carried at End of Period	4,135,872			4,135,872
Accumulated Depreciation	519,491			519,491
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,135,872
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	519,491
Operating Properties [Member] | 3001-3037 NW 25th Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,548,542
Initial Cost of Buildings				3,512,041
Costs Capitalized Subsequent to Acquisition				327,643
Land and Improvements				1,548,542
Building and Improvements				3,839,685
Gross Amount Carried at End of Period	5,388,227			5,388,227
Accumulated Depreciation	759,253			759,253
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,388,227
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	759,253
Operating Properties [Member] | 3012-3050 NW 25th Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,112,781
Initial Cost of Buildings				2,763,862
Costs Capitalized Subsequent to Acquisition				259,688
Land and Improvements				1,112,781
Building and Improvements				3,023,549
Gross Amount Carried at End of Period	4,136,330			4,136,330
Accumulated Depreciation	542,917			542,917
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,136,330
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	542,917
Operating Properties [Member] | 595 SW 13th Terrace [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				359,933
Initial Cost of Buildings				1,437,116
Costs Capitalized Subsequent to Acquisition				722,833
Land and Improvements				359,933
Building and Improvements				2,159,949
Gross Amount Carried at End of Period	2,519,882			2,519,882
Accumulated Depreciation	1,342,770			1,342,770
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,519,882
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,342,770
Operating Properties [Member] | 601 SW 13th Terrace [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				164,413
Initial Cost of Buildings				655,933
Costs Capitalized Subsequent to Acquisition				279,326
Land and Improvements				164,413
Building and Improvements				935,259
Gross Amount Carried at End of Period	1,099,672			1,099,672
Accumulated Depreciation	558,243			558,243
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	1,099,672
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	558,243
Operating Properties [Member] | 605 SW 16th Terrace [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				310,778
Initial Cost of Buildings				1,238,324
Costs Capitalized Subsequent to Acquisition				294,844
Land and Improvements				310,178
Building and Improvements				1,533,768
Gross Amount Carried at End of Period	1,843,946			1,843,946
Accumulated Depreciation	720,079			720,079
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	1,843,946
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	720,079
Operating Properties [Member] | 2459 Almond Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost of Land				3,810,171
Initial Cost of Buildings				11,979,923
Costs Capitalized Subsequent to Acquisition				211,352
Land and Improvements				3,810,839
Building and Improvements				12,190,607
Gross Amount Carried at End of Period	16,001,446			16,001,446
Accumulated Depreciation	441,125			441,125
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	16,001,446
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	441,125
Operating Properties [Member] | 1221 N Alder Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost of Land				17,280,833
Initial Cost of Buildings				72,740,859
Costs Capitalized Subsequent to Acquisition				84,913
Land and Improvements				17,289,021
Building and Improvements				72,817,584
Gross Amount Carried at End of Period	90,106,605			90,106,605
Accumulated Depreciation	1,833,441			1,833,441
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	90,106,605
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,833,441
Operating Properties [Member] | 1543 N Alder Ave [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				0
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				53,779,093
Land and Improvements				25,480,304
Building and Improvements				28,298,789
Gross Amount Carried at End of Period	53,779,093			53,779,093
Accumulated Depreciation	377,929			377,929
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	53,779,093
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	377,929
Operating Properties [Member] | 1920 West Baseline Rd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				9,361,943
Initial Cost of Buildings				17,970,709
Costs Capitalized Subsequent to Acquisition				464,691
Land and Improvements				9,411,621
Building and Improvements				18,385,722
Gross Amount Carried at End of Period	27,797,343			27,797,343
Accumulated Depreciation	1,890,258			1,890,258
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	27,797,343
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,890,258
Operating Properties [Member] | 4101-4127 Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				310,854
Initial Cost of Buildings				2,279,597
Costs Capitalized Subsequent to Acquisition				2,089,912
Land and Improvements				310,854
Building and Improvements				4,369,509
Gross Amount Carried at End of Period	4,680,363			4,680,363
Accumulated Depreciation	2,194,452			2,194,452
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,680,363
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,194,452
Operating Properties [Member] | 4201-4261 Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				693,203
Initial Cost of Buildings				5,083,493
Costs Capitalized Subsequent to Acquisition				2,566,101
Land and Improvements				693,203
Building and Improvements				7,649,594
Gross Amount Carried at End of Period	8,342,797			8,342,797
Accumulated Depreciation	4,372,081			4,372,081
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	8,342,797
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	4,372,081
Operating Properties [Member] | 4263-4299 Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				256,203
Initial Cost of Buildings				2,549,649
Costs Capitalized Subsequent to Acquisition				3,066,006
Land and Improvements				256,203
Building and Improvements				5,615,655
Gross Amount Carried at End of Period	5,871,858			5,871,858
Accumulated Depreciation	3,015,128			3,015,128
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,871,858
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	3,015,128
Operating Properties [Member] | 4263F-N. Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				91,476
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				2,004,066
Land and Improvements				91,599
Building and Improvements				2,003,943
Gross Amount Carried at End of Period	2,095,542			2,095,542
Accumulated Depreciation	1,130,225			1,130,225
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,095,542
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,130,225
Operating Properties [Member] | 4301-4335 Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				223,696
Initial Cost of Buildings				1,640,435
Costs Capitalized Subsequent to Acquisition				2,945,220
Land and Improvements				223,696
Building and Improvements				4,585,655
Gross Amount Carried at End of Period	4,809,351			4,809,351
Accumulated Depreciation	2,353,099			2,353,099
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,809,351
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,353,099
Operating Properties [Member] | 4337-4379 Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				325,303
Initial Cost of Buildings				2,385,557
Costs Capitalized Subsequent to Acquisition				2,152,033
Land and Improvements				325,303
Building and Improvements				4,537,590
Gross Amount Carried at End of Period	4,862,893			4,862,893
Accumulated Depreciation	2,059,169			2,059,169
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,862,893
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,059,169
Operating Properties [Member] | 4401-4445 Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				615,038
Initial Cost of Buildings				4,510,272
Costs Capitalized Subsequent to Acquisition				681,107
Land and Improvements				615,038
Building and Improvements				5,191,379
Gross Amount Carried at End of Period	5,806,417			5,806,417
Accumulated Depreciation	3,013,701			3,013,701
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,806,417
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	3,013,701
Operating Properties [Member] | 4447-4491 Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				454,056
Initial Cost of Buildings				2,729,742
Costs Capitalized Subsequent to Acquisition				518,293
Land and Improvements				454,056
Building and Improvements				3,248,035
Gross Amount Carried at End of Period	3,702,091			3,702,091
Accumulated Depreciation	1,792,248			1,792,248
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,702,091
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,792,248
Operating Properties [Member] | 4501-4549 Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				486,166
Initial Cost of Buildings				3,565,211
Costs Capitalized Subsequent to Acquisition				588,033
Land and Improvements				486,166
Building and Improvements				4,153,244
Gross Amount Carried at End of Period	4,639,410			4,639,410
Accumulated Depreciation	2,551,191			2,551,191
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,639,410
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,551,191
Operating Properties [Member] | 4551-4593 Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				474,360
Initial Cost of Buildings				3,478,646
Costs Capitalized Subsequent to Acquisition				1,025,589
Land and Improvements				474,360
Building and Improvements				4,504,235
Gross Amount Carried at End of Period	4,978,595			4,978,595
Accumulated Depreciation	2,943,011			2,943,011
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,978,595
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,943,011
Operating Properties [Member] | 4601-4643 Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				652,455
Initial Cost of Buildings				4,784,675
Costs Capitalized Subsequent to Acquisition				1,194,389
Land and Improvements				652,455
Building and Improvements				5,979,064
Gross Amount Carried at End of Period	6,631,519			6,631,519
Accumulated Depreciation	3,558,663			3,558,663
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,631,519
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	3,558,663
Operating Properties [Member] | 4645-4683 Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				404,616
Initial Cost of Buildings				2,967,187
Costs Capitalized Subsequent to Acquisition				643,220
Land and Improvements				404,616
Building and Improvements				3,610,407
Gross Amount Carried at End of Period	4,015,023			4,015,023
Accumulated Depreciation	2,193,223			2,193,223
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,015,023
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,193,223
Operating Properties [Member] | 4717-4729 Eubank Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				449,447
Initial Cost of Buildings				3,294,697
Costs Capitalized Subsequent to Acquisition				2,250,479
Land and Improvements				452,263
Building and Improvements				5,542,360
Gross Amount Carried at End of Period	5,994,623			5,994,623
Accumulated Depreciation	3,268,835			3,268,835
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,994,623
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	3,268,835
Operating Properties [Member] | 510 Eastpark Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				261,961
Initial Cost of Buildings				2,110,874
Costs Capitalized Subsequent to Acquisition				641,720
Land and Improvements				262,210
Building and Improvements				2,752,345
Gross Amount Carried at End of Period	3,014,555			3,014,555
Accumulated Depreciation	1,402,295			1,402,295
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,014,555
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,402,295
Operating Properties [Member] | 520 Eastpark Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				486,118
Initial Cost of Buildings				4,083,582
Costs Capitalized Subsequent to Acquisition				746,952
Land and Improvements				486,598
Building and Improvements				4,830,054
Gross Amount Carried at End of Period	5,316,652			5,316,652
Accumulated Depreciation	2,623,833			2,623,833
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,316,652
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,623,833
Operating Properties [Member] | 530 Eastpark Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				266,883
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				2,682,192
Land and Improvements				334,772
Building and Improvements				2,614,303
Gross Amount Carried at End of Period	2,949,075			2,949,075
Accumulated Depreciation	1,367,736			1,367,736
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,949,075
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,367,736
Operating Properties [Member] | 540 Eastpark Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				742,300
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				5,433,394
Land and Improvements				1,066,839
Building and Improvements				5,108,855
Gross Amount Carried at End of Period	6,175,694			6,175,694
Accumulated Depreciation	1,405,045			1,405,045
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,175,694
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,405,045
Operating Properties [Member] | 5600-5626 Eastport Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				489,941
Initial Cost of Buildings				3,592,900
Costs Capitalized Subsequent to Acquisition				669,679
Land and Improvements				489,941
Building and Improvements				4,262,579
Gross Amount Carried at End of Period	4,752,520			4,752,520
Accumulated Depreciation	2,468,118			2,468,118
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,752,520
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,468,118
Operating Properties [Member] | 5601-5659 Eastport Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				705,660
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				4,755,118
Land and Improvements				720,100
Building and Improvements				4,740,678
Gross Amount Carried at End of Period	5,460,778			5,460,778
Accumulated Depreciation	2,795,547			2,795,547
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,460,778
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,795,547
Operating Properties [Member] | 5650-5674 Eastport Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				644,384
Initial Cost of Buildings				4,025,480
Costs Capitalized Subsequent to Acquisition				933,150
Land and Improvements				644,384
Building and Improvements				4,958,630
Gross Amount Carried at End of Period	5,603,014			5,603,014
Accumulated Depreciation	2,738,437			2,738,437
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,603,014
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,738,437
Operating Properties [Member] | 5700 Eastport Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				408,729
Initial Cost of Buildings				2,697,348
Costs Capitalized Subsequent to Acquisition				1,248,569
Land and Improvements				408,729
Building and Improvements				3,945,917
Gross Amount Carried at End of Period	4,354,646			4,354,646
Accumulated Depreciation	2,507,746			2,507,746
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,354,646
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,507,746
Operating Properties [Member] | 5701-5799 Eastport Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				694,644
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				5,798,481
Land and Improvements				700,503
Building and Improvements				5,792,622
Gross Amount Carried at End of Period	6,493,125			6,493,125
Accumulated Depreciation	2,925,775			2,925,775
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,493,125
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,925,775
Operating Properties [Member] | 5800 Eastport Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				604,146
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				7,590,970
Land and Improvements				604,146
Building and Improvements				7,590,970
Gross Amount Carried at End of Period	8,195,116			8,195,116
Accumulated Depreciation	643,207			643,207
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	8,195,116
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	643,207
Operating Properties [Member] | 5900 Eastport Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				676,661
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				4,981,687
Land and Improvements				687,898
Building and Improvements				4,970,450
Gross Amount Carried at End of Period	5,658,348			5,658,348
Accumulated Depreciation	2,803,370			2,803,370
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,658,348
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,803,370
Operating Properties [Member] | 6000 Eastport Blvd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				872,901
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				7,490,092
Land and Improvements				901,666
Building and Improvements				7,461,327
Gross Amount Carried at End of Period	8,362,993			8,362,993
Accumulated Depreciation	2,031,498			2,031,498
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	8,362,993
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,031,498
Operating Properties [Member] | 6530 Judge Adams Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				305,821
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				5,440,754
Land and Improvements				335,061
Building and Improvements				5,411,514
Gross Amount Carried at End of Period	5,746,575			5,746,575
Accumulated Depreciation	2,627,699			2,627,699
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,746,575
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,627,699
Operating Properties [Member] | 6532 Judge Adams Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				354,903
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				4,029,128
Land and Improvements				399,988
Building and Improvements				3,984,043
Gross Amount Carried at End of Period	4,384,031			4,384,031
Accumulated Depreciation	2,260,621			2,260,621
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,384,031
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,260,621
Operating Properties [Member] | 13098 George Weber Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				895,811
Initial Cost of Buildings				6,004,189
Costs Capitalized Subsequent to Acquisition				1,311,797
Land and Improvements				895,811
Building and Improvements				7,315,986
Gross Amount Carried at End of Period	8,211,797			8,211,797
Accumulated Depreciation	1,351,177			1,351,177
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	8,211,797
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,351,177
Operating Properties [Member] | 13220 Wilfred Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				508,532
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				11,756,860
Land and Improvements				1,396,324
Building and Improvements				10,869,068
Gross Amount Carried at End of Period	12,265,392			12,265,392
Accumulated Depreciation	1,512,312			1,512,312
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	12,265,392
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,512,312
Operating Properties [Member] | 13225 Brockton Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,048,093
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				10,464,170
Land and Improvements				1,066,159
Building and Improvements				10,446,104
Gross Amount Carried at End of Period	11,512,263			11,512,263
Accumulated Depreciation	1,404,988			1,404,988
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	11,512,263
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,404,988
Operating Properties [Member] | 1070 Windham Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				8,672,143
Initial Cost of Buildings				24,144,864
Costs Capitalized Subsequent to Acquisition				1,238,550
Land and Improvements				8,672,143
Building and Improvements				25,383,414
Gross Amount Carried at End of Period	34,055,557			34,055,557
Accumulated Depreciation	4,189,884			4,189,884
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	34,055,557
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	4,189,884
Operating Properties [Member] | 1550 Central Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,884,492
Initial Cost of Buildings				10,439,793
Costs Capitalized Subsequent to Acquisition				1,444,499
Land and Improvements				2,884,492
Building and Improvements				11,884,292
Gross Amount Carried at End of Period	14,768,784			14,768,784
Accumulated Depreciation	2,164,340			2,164,340
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	14,768,784
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,164,340
Operating Properties [Member] | 9724 Alabama Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				4,140,486
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				(56,250)
Land and Improvements				4,084,236
Building and Improvements				10,914,982
Gross Amount Carried at End of Period	14,999,218			14,999,218
Accumulated Depreciation	23,175			23,175
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	14,999,218
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	23,175
Operating Properties [Member] | 1135 Aviation Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				3,035,034
Initial Cost of Buildings				2,844,962
Costs Capitalized Subsequent to Acquisition				488,199
Land and Improvements				3,035,034
Building and Improvements				3,333,161
Gross Amount Carried at End of Period	6,368,195			6,368,195
Accumulated Depreciation	642,395			642,395
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,368,195
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	642,395
Operating Properties [Member] | 5800 Technology Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,741,867
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				12,041,734
Land and Improvements				1,744,160
Building and Improvements				12,039,441
Gross Amount Carried at End of Period	13,783,601			13,783,601
Accumulated Depreciation	726,814			726,814
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	13,783,601
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	726,814
Operating Properties [Member] | 8715 Bollman Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,263,237
Initial Cost of Buildings				2,633,210
Costs Capitalized Subsequent to Acquisition				218,782
Land and Improvements				1,263,237
Building and Improvements				2,851,992
Gross Amount Carried at End of Period	4,115,229			4,115,229
Accumulated Depreciation	531,258			531,258
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,115,229
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	531,258
Operating Properties [Member] | 1150 Gateway Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,126,865
Initial Cost of Buildings				5,684,178
Costs Capitalized Subsequent to Acquisition				207,627
Land and Improvements				1,126,865
Building and Improvements				5,891,805
Gross Amount Carried at End of Period	7,018,670			7,018,670
Accumulated Depreciation	981,977			981,977
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,018,670
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	981,977
Operating Properties [Member] | 5555 12th Avenue East [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				887,285
Initial Cost of Buildings				5,321,200
Costs Capitalized Subsequent to Acquisition				805,245
Land and Improvements				887,285
Building and Improvements				6,126,445
Gross Amount Carried at End of Period	7,013,730			7,013,730
Accumulated Depreciation	1,049,514			1,049,514
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,013,730
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,049,514
Operating Properties [Member] | 5651 Innovation Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,551,579
Initial Cost of Buildings				9,541,234
Costs Capitalized Subsequent to Acquisition				1,989,410
Land and Improvements				1,552,083
Building and Improvements				11,530,140
Gross Amount Carried at End of Period	13,082,223			13,082,223
Accumulated Depreciation	939,155			939,155
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	13,082,223
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	939,155
Operating Properties [Member] | 12110 Champion Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,337,271
Initial Cost of Buildings				6,135,118
Costs Capitalized Subsequent to Acquisition				730,402
Land and Improvements				1,337,271
Building and Improvements				6,865,521
Gross Amount Carried at End of Period	8,202,792			8,202,792
Accumulated Depreciation	1,334,626			1,334,626
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	8,202,792
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,334,626
Operating Properties [Member] | 9300 Old Scotland Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				10,232,633
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				84,609,660
Land and Improvements				12,933,027
Building and Improvements				81,909,266
Gross Amount Carried at End of Period	94,842,293			94,842,293
Accumulated Depreciation	10,842,342			10,842,342
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	94,842,293
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	10,842,342
Operating Properties [Member] | 3990 Heritage Oak Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,964,140
Initial Cost of Buildings				10,667,267
Costs Capitalized Subsequent to Acquisition				356,197
Land and Improvements				1,964,140
Building and Improvements				11,023,464
Gross Amount Carried at End of Period	12,987,604			12,987,604
Accumulated Depreciation	1,762,737			1,762,737
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	12,987,604
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,762,737
Operating Properties [Member] | 3654-3668 Swenson Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				643,639
Initial Cost of Buildings				1,645,058
Costs Capitalized Subsequent to Acquisition				250,143
Land and Improvements				643,639
Building and Improvements				1,895,201
Gross Amount Carried at End of Period	2,538,840			2,538,840
Accumulated Depreciation	361,656			361,656
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,538,840
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	361,656
Operating Properties [Member] | 3701 Illinois Ave [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				672,500
Initial Cost of Buildings				1,288,924
Costs Capitalized Subsequent to Acquisition				135,971
Land and Improvements				672,500
Building and Improvements				1,424,895
Gross Amount Carried at End of Period	2,097,395			2,097,395
Accumulated Depreciation	300,560			300,560
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,097,395
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	300,560
Operating Properties [Member] | 3950-3980 Swenson Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				851,080
Initial Cost of Buildings				3,027,753
Costs Capitalized Subsequent to Acquisition				531,111
Land and Improvements				851,080
Building and Improvements				3,558,864
Gross Amount Carried at End of Period	4,409,944			4,409,944
Accumulated Depreciation	620,639			620,639
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,409,944
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	620,639
Operating Properties [Member] | 1501 102nd Avenue North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				283,474
Initial Cost of Buildings				2,230,868
Costs Capitalized Subsequent to Acquisition				176,960
Land and Improvements				283,474
Building and Improvements				2,407,827
Gross Amount Carried at End of Period	2,691,301			2,691,301
Accumulated Depreciation	418,656			418,656
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,691,301
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	418,656
Operating Properties [Member] | 1527 102nd Avenue North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				374,284
Initial Cost of Buildings				2,987,226
Costs Capitalized Subsequent to Acquisition				329,505
Land and Improvements				374,284
Building and Improvements				3,316,731
Gross Amount Carried at End of Period	3,691,015			3,691,015
Accumulated Depreciation	561,602			561,602
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,691,015
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	561,602
Operating Properties [Member] | 1551 102nd Avenue North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				699,797
Initial Cost of Buildings				5,214,438
Costs Capitalized Subsequent to Acquisition				1,049,296
Land and Improvements				699,797
Building and Improvements				6,263,734
Gross Amount Carried at End of Period	6,963,531			6,963,531
Accumulated Depreciation	1,210,288			1,210,288
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,963,531
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,210,288
Operating Properties [Member] | 1 Mirrlees Drive, Hazel Grove [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,866,851
Initial Cost of Buildings				13,756,142
Costs Capitalized Subsequent to Acquisition				16,783,468
Land and Improvements				1,866,851
Building and Improvements				14,916,617
Gross Amount Carried at End of Period	16,783,468			16,783,468
Accumulated Depreciation	107,500			107,500
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	16,783,468
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	107,500
Operating Properties [Member] | 6900 Harbor View Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				904,052
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				8,985,558
Land and Improvements				807,006
Building and Improvements				9,082,604
Gross Amount Carried at End of Period	9,889,610			9,889,610
Accumulated Depreciation	3,071,800			3,071,800
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	9,889,610
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	3,071,800
Operating Properties [Member] | 6920 Harbour View Blvd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				603,391
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				6,811,311
Land and Improvements				2,628,635
Building and Improvements				4,786,067
Gross Amount Carried at End of Period	7,414,702			7,414,702
Accumulated Depreciation	964,958			964,958
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,414,702
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	964,958
Operating Properties [Member] | 6950 Harbour View Blvd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				929,844
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				6,443,948
Land and Improvements				794,848
Building and Improvements				6,578,944
Gross Amount Carried at End of Period	7,373,792			7,373,792
Accumulated Depreciation	2,268,848			2,268,848
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,373,792
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,268,848
Operating Properties [Member] | 1516 Fryar Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,675,402
Initial Cost of Buildings				5,079,543
Costs Capitalized Subsequent to Acquisition				1,196,146
Land and Improvements				1,675,402
Building and Improvements				6,275,689
Gross Amount Carried at End of Period	7,951,091			7,951,091
Accumulated Depreciation	1,226,516			1,226,516
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,951,091
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,226,516
Operating Properties [Member] | 3401-3409 Cragmont Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				556,952
Initial Cost of Buildings				3,849,236
Costs Capitalized Subsequent to Acquisition				22,919
Land and Improvements				556,952
Building and Improvements				3,872,155
Gross Amount Carried at End of Period	4,429,107			4,429,107
Accumulated Depreciation	592,900			592,900
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,429,107
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	592,900
Operating Properties [Member] | 3502 Riga Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				201,600
Initial Cost of Buildings				1,263,131
Costs Capitalized Subsequent to Acquisition				274,110
Land and Improvements				201,600
Building and Improvements				1,537,241
Gross Amount Carried at End of Period	1,738,841			1,738,841
Accumulated Depreciation	236,984			236,984
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	1,738,841
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	236,984
Operating Properties [Member] | 3505 Cragmont Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				936,336
Initial Cost of Buildings				7,155,520
Costs Capitalized Subsequent to Acquisition				(145,469)
Land and Improvements				936,336
Building and Improvements				7,010,051
Gross Amount Carried at End of Period	7,946,387			7,946,387
Accumulated Depreciation	1,061,076			1,061,076
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,946,387
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,061,076
Operating Properties [Member] | 3608 Queen Palm Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				650,384
Initial Cost of Buildings				4,764,301
Costs Capitalized Subsequent to Acquisition				251,943
Land and Improvements				650,384
Building and Improvements				5,016,244
Gross Amount Carried at End of Period	5,666,628			5,666,628
Accumulated Depreciation	827,248			827,248
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,666,628
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	827,248
Operating Properties [Member] | 5250 Eagle Trail Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				952,860
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				3,638,210
Land and Improvements				952,860
Building and Improvements				3,638,210
Gross Amount Carried at End of Period	4,591,070			4,591,070
Accumulated Depreciation	1,844,262			1,844,262
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,591,070
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,844,262
Operating Properties [Member] | 5501-5519 Pioneer Park Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				162,000
Initial Cost of Buildings				1,613,000
Costs Capitalized Subsequent to Acquisition				1,113,554
Land and Improvements				262,416
Building and Improvements				2,626,138
Gross Amount Carried at End of Period	2,888,554			2,888,554
Accumulated Depreciation	1,526,249			1,526,249
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,888,554
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,526,249
Operating Properties [Member] | 5690-5694 Crenshaw Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				181,923
Initial Cost of Buildings				1,812,496
Costs Capitalized Subsequent to Acquisition				1,023,370
Land and Improvements				181,923
Building and Improvements				2,835,866
Gross Amount Carried at End of Period	3,017,789			3,017,789
Accumulated Depreciation	1,551,921			1,551,921
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,017,789
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,551,921
Operating Properties [Member] | 8110 Anderson Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				912,663
Initial Cost of Buildings				5,425,143
Costs Capitalized Subsequent to Acquisition				357,492
Land and Improvements				912,663
Building and Improvements				5,782,635
Gross Amount Carried at End of Period	6,695,298			6,695,298
Accumulated Depreciation	1,072,414			1,072,414
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,695,298
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,072,414
Operating Properties [Member] | 8130 Anderson Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				655,668
Initial Cost of Buildings				4,132,076
Costs Capitalized Subsequent to Acquisition				169,879
Land and Improvements				655,668
Building and Improvements				4,301,955
Gross Amount Carried at End of Period	4,957,623			4,957,623
Accumulated Depreciation	769,863			769,863
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,957,623
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	769,863
Operating Properties [Member] | 9020 King Palm Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,718,496
Initial Cost of Buildings				11,697,381
Costs Capitalized Subsequent to Acquisition				912,448
Land and Improvements				1,718,496
Building and Improvements				12,609,829
Gross Amount Carried at End of Period	14,328,325			14,328,325
Accumulated Depreciation	2,057,458			2,057,458
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	14,328,325
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,057,458
Operating Properties [Member] | 9110 King Palm Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,203,200
Initial Cost of Buildings				7,979,540
Costs Capitalized Subsequent to Acquisition				860,302
Land and Improvements				1,203,200
Building and Improvements				8,839,842
Gross Amount Carried at End of Period	10,043,042			10,043,042
Accumulated Depreciation	1,390,359			1,390,359
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	10,043,042
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,390,359
Operating Properties [Member] | 9203 King Palm Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				754,832
Initial Cost of Buildings				4,966,864
Costs Capitalized Subsequent to Acquisition				(22,188)
Land and Improvements				754,832
Building and Improvements				4,944,676
Gross Amount Carried at End of Period	5,699,508			5,699,508
Accumulated Depreciation	760,840			760,840
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,699,508
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	760,840
Operating Properties [Member] | 9319 Peach Palm Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				612,536
Initial Cost of Buildings				4,168,473
Costs Capitalized Subsequent to Acquisition				693,900
Land and Improvements				612,536
Building and Improvements				4,862,373
Gross Amount Carried at End of Period	5,474,909			5,474,909
Accumulated Depreciation	704,408			704,408
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,474,909
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	704,408
Operating Properties [Member] | 9704 Solar Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				374,548
Initial Cost of Buildings				1,354,800
Costs Capitalized Subsequent to Acquisition				969,548
Land and Improvements				374,548
Building and Improvements				2,324,348
Gross Amount Carried at End of Period	2,698,896			2,698,896
Accumulated Depreciation	330,766			330,766
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,698,896
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	330,766
Operating Properties [Member] | 9945 Currie Davis Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,134,286
Initial Cost of Buildings				9,241,807
Costs Capitalized Subsequent to Acquisition				380,833
Land and Improvements				1,134,286
Building and Improvements				9,622,639
Gross Amount Carried at End of Period	10,756,925			10,756,925
Accumulated Depreciation	1,674,500			1,674,500
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	10,756,925
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,674,500
Operating Properties [Member] | 1858 E Encanto Dr [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				877,611
Initial Cost of Buildings				4,485,427
Costs Capitalized Subsequent to Acquisition				580,036
Land and Improvements				877,611
Building and Improvements				5,065,463
Gross Amount Carried at End of Period	5,943,074			5,943,074
Accumulated Depreciation	924,966			924,966
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,943,074
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	924,966
Operating Properties [Member] | 2040 W Rio Salado Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				3,225,000
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				13,156,274
Land and Improvements				3,225,000
Building and Improvements				13,156,274
Gross Amount Carried at End of Period	16,381,274			16,381,274
Accumulated Depreciation	1,043,224			1,043,224
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	16,381,274
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,043,224
Operating Properties [Member] | 475 W Vaughn St [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,112,245
Initial Cost of Buildings				2,260,348
Costs Capitalized Subsequent to Acquisition				392,442
Land and Improvements				1,112,245
Building and Improvements				2,652,790
Gross Amount Carried at End of Period	3,765,035			3,765,035
Accumulated Depreciation	523,937			523,937
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,765,035
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	523,937
Operating Properties [Member] | 921 South Park Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,192,820
Initial Cost of Buildings				1,580,155
Costs Capitalized Subsequent to Acquisition				480,998
Land and Improvements				1,192,820
Building and Improvements				2,061,154
Gross Amount Carried at End of Period	3,253,974			3,253,974
Accumulated Depreciation	557,812			557,812
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,253,974
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	557,812
Operating Properties [Member] | 8313 West Pierce Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,295,090
Initial Cost of Buildings				9,079,811
Costs Capitalized Subsequent to Acquisition				4,105,744
Land and Improvements				2,295,090
Building and Improvements				13,185,555
Gross Amount Carried at End of Period	15,480,645			15,480,645
Accumulated Depreciation	4,599,392			4,599,392
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	15,480,645
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	4,599,392
Operating Properties [Member] | 8591 West Washington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,574,912
Initial Cost of Buildings				7,308,021
Costs Capitalized Subsequent to Acquisition				547,804
Land and Improvements				1,574,912
Building and Improvements				7,855,825
Gross Amount Carried at End of Period	9,430,737			9,430,737
Accumulated Depreciation	1,379,880			1,379,880
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	9,430,737
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,379,880
Operating Properties [Member] | 8601 West Washington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,524,603
Initial Cost of Buildings				6,352,070
Costs Capitalized Subsequent to Acquisition				855,107
Land and Improvements				1,524,603
Building and Improvements				7,207,177
Gross Amount Carried at End of Period	8,731,780			8,731,780
Accumulated Depreciation	1,374,431			1,374,431
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	8,731,780
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,374,431
Operating Properties [Member] | 5111 S Royal Atlanta Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				435,776
Initial Cost of Buildings				1,875,685
Costs Capitalized Subsequent to Acquisition				533,161
Land and Improvements				435,776
Building and Improvements				2,408,847
Gross Amount Carried at End of Period	2,844,623			2,844,623
Accumulated Depreciation	544,546			544,546
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,844,623
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	544,546
Operating Properties [Member] | 5151 S Royal Atlanta Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				345,061
Initial Cost of Buildings				1,428,840
Costs Capitalized Subsequent to Acquisition				321,327
Land and Improvements				345,061
Building and Improvements				1,750,167
Gross Amount Carried at End of Period	2,095,228			2,095,228
Accumulated Depreciation	406,637			406,637
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,095,228
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	406,637
Operating Properties [Member] | Trafalgar house, Temple Court, Daten Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,731,891
Initial Cost of Buildings				11,566,166
Costs Capitalized Subsequent to Acquisition				15,093,255
Land and Improvements				2,731,891
Building and Improvements				12,361,364
Gross Amount Carried at End of Period	15,093,255			15,093,255
Accumulated Depreciation	87,138			87,138
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	15,093,255
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	87,138
Operating Properties [Member] | 1400 Powis Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				578,314
Initial Cost of Buildings				2,448,562
Costs Capitalized Subsequent to Acquisition				73,377
Land and Improvements				578,314
Building and Improvements				2,521,939
Gross Amount Carried at End of Period	3,100,253			3,100,253
Accumulated Depreciation	409,846			409,846
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,100,253
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	409,846
Operating Properties [Member] | Liberty Square, Block 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				159,232
Initial Cost of Buildings				1,622,551
Costs Capitalized Subsequent to Acquisition				522,446
Land and Improvements				256,732
Building and Improvements				2,047,498
Gross Amount Carried at End of Period	2,304,230			2,304,230
Accumulated Depreciation	713,693			713,693
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,304,230
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	713,693
Operating Properties [Member] | Liberty Square, Block 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				199,150
Initial Cost of Buildings				1,614,217
Costs Capitalized Subsequent to Acquisition				545,985
Land and Improvements				321,094
Building and Improvements				2,038,258
Gross Amount Carried at End of Period	2,359,352			2,359,352
Accumulated Depreciation	685,285			685,285
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,359,352
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	685,285
Operating Properties [Member] | Liberty Square, Block 3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				129,830
Initial Cost of Buildings				1,141,141
Costs Capitalized Subsequent to Acquisition				381,745
Land and Improvements				209,327
Building and Improvements				1,443,389
Gross Amount Carried at End of Period	1,652,716			1,652,716
Accumulated Depreciation	481,132			481,132
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	1,652,716
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	481,132
Operating Properties [Member] | Liberty Square, Block 5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				71,377
Initial Cost of Buildings				735,993
Costs Capitalized Subsequent to Acquisition				236,751
Land and Improvements				115,081
Building and Improvements				929,040
Gross Amount Carried at End of Period	1,044,121			1,044,121
Accumulated Depreciation	309,811			309,811
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	1,044,121
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	309,811
Operating Properties [Member] | 29 Liberty Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				165,363
Initial Cost of Buildings				1,139,928
Costs Capitalized Subsequent to Acquisition				(48,529)
Land and Improvements				159,487
Building and Improvements				1,097,274
Gross Amount Carried at End of Period	1,256,761			1,256,761
Accumulated Depreciation	68,884			68,884
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	1,256,761
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	68,884
Operating Properties [Member] | 1400 Northpoint Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,454,972
Initial Cost of Buildings				5,312,829
Costs Capitalized Subsequent to Acquisition				279,589
Land and Improvements				2,454,972
Building and Improvements				5,592,418
Gross Amount Carried at End of Period	8,047,390			8,047,390
Accumulated Depreciation	1,129,090			1,129,090
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	8,047,390
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	1,129,090
Operating Properties [Member] | 300 Northpoint Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,177,064
Initial Cost of Buildings				2,102,451
Costs Capitalized Subsequent to Acquisition				160,370
Land and Improvements				1,177,064
Building and Improvements				2,262,821
Gross Amount Carried at End of Period	3,439,885			3,439,885
Accumulated Depreciation	439,188			439,188
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,439,885
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	439,188
Operating Properties [Member] | 400 Northpoint Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,029,595
Initial Cost of Buildings				1,728,187
Costs Capitalized Subsequent to Acquisition				183,074
Land and Improvements				1,029,595
Building and Improvements				1,911,261
Gross Amount Carried at End of Period	2,940,856			2,940,856
Accumulated Depreciation	383,082			383,082
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,940,856
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	383,082
Operating Properties [Member] | 6017 Southern Blvd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				4,513,860
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				9,171,069
Land and Improvements				4,513,860
Building and Improvements				9,171,069
Gross Amount Carried at End of Period	13,684,929			13,684,929
Accumulated Depreciation	268,019			268,019
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	13,684,929
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	268,019
Operating Properties [Member] | 6035 Southern Blvd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,499,894
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				5,403,466
Land and Improvements				2,499,984
Building and Improvements				5,403,376
Gross Amount Carried at End of Period	7,903,360			7,903,360
Accumulated Depreciation	169,183			169,183
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,903,360
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	169,183
Operating Properties [Member] | 2935 West Corporate Lakes Blvd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				4,682,521
Initial Cost of Buildings				25,905,126
Costs Capitalized Subsequent to Acquisition				1,433,338
Land and Improvements				4,682,521
Building and Improvements				27,338,464
Gross Amount Carried at End of Period	32,020,985			32,020,985
Accumulated Depreciation	4,157,921			4,157,921
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	32,020,985
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	4,157,921
Operating Properties [Member] | 2945 West Corporate Lakes Blvd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,345,242
Initial Cost of Buildings				13,973,766
Costs Capitalized Subsequent to Acquisition				245,440
Land and Improvements				2,345,242
Building and Improvements				14,219,206
Gross Amount Carried at End of Period	16,564,448			16,564,448
Accumulated Depreciation	2,102,272			2,102,272
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	16,564,448
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	2,102,272
Operating Properties [Member] | 43-47 Hintz Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,051,093
Initial Cost of Buildings				18,283,480
Costs Capitalized Subsequent to Acquisition				537,835
Land and Improvements				2,051,093
Building and Improvements				18,821,316
Gross Amount Carried at End of Period	20,872,409			20,872,409
Accumulated Depreciation	3,035,542			3,035,542
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	20,872,409
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	3,035,542
Operating Properties [Member] | Unit 4, Pershore Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				843,256
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				3,787,296
Land and Improvements				1,128,558
Building and Improvements				3,501,994
Gross Amount Carried at End of Period	4,630,552			4,630,552
Accumulated Depreciation	108,001			108,001
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,630,552
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	108,001
Operating Properties [Member] | Unt 3, Plot 163, Pershore Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				4,004,097
Initial Cost of Buildings				8,113,667
Costs Capitalized Subsequent to Acquisition				13,079,858
Land and Improvements				4,004,097
Building and Improvements				9,075,761
Gross Amount Carried at End of Period	13,079,858			13,079,858
Accumulated Depreciation	111,591			111,591
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	13,079,858
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	111,591
Operating Properties [Member] | 2980 Green Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				16,338
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				3,732,191
Land and Improvements				729,479
Building and Improvements				3,019,050
Gross Amount Carried at End of Period	3,748,529			3,748,529
Accumulated Depreciation	54,419			54,419
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,748,529
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	54,419
Operating Properties [Member] | 11430 NW 122 Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				5,790,968
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				(2,481,843)
Land and Improvements				3,309,125
Building and Improvements				6,088,926
Gross Amount Carried at End of Period	9,398,051			9,398,051
Accumulated Depreciation	69,855			69,855
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	9,398,051
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	69,855
Operating Properties [Member] | Plot 10A, Worcester Six, Pershore Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				4,173,413
Initial Cost of Buildings				12,518,191
Costs Capitalized Subsequent to Acquisition				17,023,085
Land and Improvements				4,173,413
Building and Improvements				12,849,672
Gross Amount Carried at End of Period	17,023,085			17,023,085
Accumulated Depreciation	53,499			53,499
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	17,023,085
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	$ 53,499
Operating Properties [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1467 Perryman Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1501 Perryman Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 869 S Route 53 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 901 S Route 53 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 8620 Congdon Hill Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 200 Boulder Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 250 Boulder Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 400 Nestle Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 650 Boulder Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 651 Boulder Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 700 Nestle Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 705 Boulder Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 7165 Ambassador Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 7248 Industrial Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 7339 Industrial Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 7437 Industrial Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 8014 Industrial Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 8150 Industrial Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 8250 Industrial Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 8400 Industrial Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 6330 Hedgewood Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 6350 Hedgewood Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 6370 Hedgewood Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 6390 Hedgewood Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 6520 Stonegate Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 6540 Stonegate Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 6560 Stonegate Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 6580 Snowdrift Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 7620 Cetronia Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 3095 Presidential Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 3097 Presidential Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 7030 Buford Highway NE [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | Barton 150 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1055-1071 Kingsland Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4606 Richlynn Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 11800 Baltimore Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 11850 Baltimore Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 11900 Baltimore Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 12104 Indian Creek Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 12200 Indian Creek Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 12240 Indian Creek Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1071 Thorndale Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1260-1274 Ellis Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 371-377 Meyer Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 350 North York Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 850-880 Devon Ave [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 10 Emery Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2785 Commerce Center Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1455 Remington Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 150 E Crossroads Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 553 S Joliet Ave [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 400 Boulder Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 8201 Industrial Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 8451 Willard Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 860 Nestle Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 3525 Gravel Springs Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 3535 Gravel Springs Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | Tesco Trucking Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 100 Carolina Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 105 Amor Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1485 W Commerce Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 40 Logistics Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 135-195 East Elk Trail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 515 Kehoe Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1413 Bradley Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 3200 Belmeade Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 16325 S Avalon Blvd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1475 Nitterhouse Dr [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 95 Kriner Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 9000 109th Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 11701 Goodrich Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 12810 Virkler Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2700 Hutchison McDonald Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2701 Hutchison McDonald Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2730 Hutchison McDonald Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2801 Hutchison McDonald Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 3000 Crosspoint Center Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 3005 Crosspoint Center Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4045 Perimeter West Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4047 Perimeter West Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4525 Statesville Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4835 Sirona Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4925 Sirona Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 5032 Sirona Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 5033 Sirona Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 5039 Sirona Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 8910 Pioneer Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 8916 Pioneer Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 8924 Pioneer Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 3923 Shutterfly Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 3929 Shutterfly Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2601 Indian River Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1540 S 54th Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4650 Lake Forest Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4750 Lake Forest Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 15025 Proctor Ave [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 9645 Gerwig Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2550 John Glenn Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 3800 Twin Creeks Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 5959 Randolph St [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 330 South Royal Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 455 Airline Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2130 Baldwin Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 11020 Holly Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 329-333 Herrod Blvd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1250 Hall Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 333 Howard Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 131 Aldersgate Street & 14-17 Carthusian Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1680 Executive Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1700 Executive Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2670 Breckinridge Blvd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 170 Parkway West [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 190 Parkway West [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 265 Parkway East [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 285 Parkway East [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1000 Parliament Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4226 Surles Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4227 Surles Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4234 Surles Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4300 Emperor Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1951 TW Alexander Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1953 TW Alexander Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1955 TW Alexander Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1957 TW Alexander Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 3169 Dodd Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 3711 Kennebec Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 917 Lone Oak Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 10301-10305 West 70th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 10321 West 70th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 10333 West 70th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 10349-10357 West 70th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 10365-10375 West 70th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 10393-10394 West 70th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 7078 Shady Oak Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1075 King George Post Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1 Truman Drive South [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2250 Arthur Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 6600 Business Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 6675 Business Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 7351 Coca Cola Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 21705-21707 Mississippi Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 27143 Elwood International Port Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1800 Donaldson Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 6880 Fairfield Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 7000-7018 Fairfield Business [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 10721 Jasmine Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2000 Southpointe Dr [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1400 NW 65th Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 6500 NW 12th Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 6501 NW 12th Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 6600 NW 12th Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 11222 Melrose Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 9601 Cosner Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 5410 - 5430 Northwest 33rd Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 12601 Industry Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 12641 Industry Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 12681-12691 Pala Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1720 West 135th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 850 S Jupiter Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2510 W Main Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4251 North Highway 121 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1150 Pleasant Ridge Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 25 Brookfield Oaks Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 45 Brookfield Oaks Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2011 Southtech Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2121 Southtech Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 800 Commerce Parkway West Dr [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 110 Caliber Ridge Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 120 Caliber Ridge Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 130 Caliber Ridge Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 140 Caliber Ridge Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2988 Green Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 125 Caliber Ridge Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2727 London Groveport Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 11835 Newgate Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 11841 Newgate Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1560 Hunter Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1575 Hunter Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 7361 Coca Cola Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 7460 New Ridge Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 7462 New Ridge Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 500 McCarthy Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 600 Industrial Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 7195 Grayson Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 7253 Grayson Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 12537 Cerise Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1010 Petersburg Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 785 Lindbergh Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 805 Lindbergh Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 825 Lindbergh Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 845 Lindbergh Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4198 Eagle Hill Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4183 Eagle Hill Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4189 Eagle Hill Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4193 Eagle Hill Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4328, 4336 Federal Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4344 Federal Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4380 Federal Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4388 Federal Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4475 Premier Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4485 Premier Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4500 Green Point Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4501 Green Point Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4523 Green Point Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4524 Green Point Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | Unit 5 Logix Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1000 South Loop West [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 10241 W Little York Rd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 10245 W Little York Rd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 10301 Round Up Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 10305 Round Up Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1050 Greens Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 10607 Haddington Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 10735 West Little York Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 10739 West Little York Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 11201 Greens Crossing Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 11220 Ella Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1283 N Post Oak Rd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1287 N Post Oak Rd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1291 N Post Oak Rd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1416 N Sam Houston Parkway E [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1420 N Sam Houston Parkway E [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 14200 Hollister Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1424 N Sam Houston Parkway E [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1428 N Sam Houston Parkway E [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 14300 Hollister Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 14400 Hollister Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 15102 Sommermeyer St [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 15150 Sommermeyer St [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 16330 Central Green Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 16405 Air Center Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 16420 West Hardy Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 16445 Air Center Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1646 Rankin Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1655 Townhurst Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 16580 Air Center Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 16602 Central Green Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 16605 Air Center Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1665 Townhurst Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 16680 Central Green Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 16685 Air Center Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1755 Trans Central Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4301 S Pinemont Dr [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4401 S Pinemont Dr [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4501 S Pinemont Dr [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 5200 N. Sam Houston Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 5250 N. Sam Houston Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 5500 N. Sam Houston Parkway West [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 8017 Pinemont Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 8272 El Rio Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 8282 El Rio Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 8301 Fallbrook Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 8303 Fallbrook Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 850 Greens Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 860 Greens Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 8801-19 & 8821-49 Fallbrook Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 8802-8824 Fallbrook Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 8825-8839 N Sam Houston Pkwy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 8850-8872 Fallbrook Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 16200 Central Green Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 5430 FAA Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 951 Valleyview Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | Cabot III UK1B01 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1011 N Hilltop Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1035 N Hilltop Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1549 W Glenlake Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 901 N Hilltop Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 925 N Hilltop Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 8241 Sandy Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 8242 Sandy Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 8246 Sandy Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 19 Crows Mill Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1305 Chastain Road NW [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1325 Chastain Road NW [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 3600 Cobb International Bld NW [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | Unit 1 Bear Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 650 Swedesford Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 680 Swedesford Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1770 Interstate Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1200 Claybrick Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1806 Highway 146th South [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 11425 State Highway 225 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 11503 State Highway 225 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1701 South 16th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1801 South 16th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1842 South 16th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1902 South 16th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 640 S State Road 39 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 7528 Walker Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 8301 Industrial Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 8500 Willard Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 875 Maxham Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 8742 Congdon Hill Dr [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 7533 Industrial Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1169 Canton Rd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 65 Brookfield Oaks Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 75 Brookfield Oaks Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 126-132 Liberty Industrial Pkw [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 95-115 Liberty Industrial Pkwy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 11150 NW 122nd Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 11250 NW 122nd Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 11401 NW 134th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 11450 NW 122nd Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 8801 Congdon Hill Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 11440 NW 122 Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 456 International Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 21 S Middlesex Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4 S Middlesex Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 230 Moonachie Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 250 Moonachie Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 22750 Cactus Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 323 Park Knoll Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 324 Park Knoll Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 619 Distribution Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 627 Distribution Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 25 Coddington Crescent [Member] [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1775 Hillcrest Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1879 Lamont Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 350 Winmeyer Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1 Chadderton Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4000 E Airport Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1000 Gills Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 10003 Satellite Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 10511 & 10611 Satellite Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 10771 Palm Bay Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1090 Gills Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1600-1650 Central Florida Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1902 Cypress Lake Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2000 Park Oaks Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2202 Taft-Vineland Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2212 Taft Vineland Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2256 Taft-Vineland Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2351 Investors Row [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2400 South Lake Orange Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2412 Sand Lake Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2416 Lake Orange Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 6918 Presidents Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 7022 TPC Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 7100 TPC Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 7101 TPC Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 7315 Kingspointe Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 851 Gills Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 950 Gills Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 9550 Satellite Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 9700 Satellite Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 9600 Satellite Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4000 S 26th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4020 S 26th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4050 S 26th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4300 South 26th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4751 League Island Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4775 League Island Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2626 South 7th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 563 South 63rd Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1500 S 71st Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 7205 W Buckeye Rd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1000 Klein Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1901 10th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1909 10th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 3605 East Plano Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 3701 East Plano Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 800 Klein Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 900 Klein Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 9801 80th Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 14630-14650 28th Avenue North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2920 Northwest Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 5905 Trenton Lane North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 6055 Nathan Lane North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1400 SW 6th Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1405 SW 6th Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1500 SW 5th Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1501 SW 5th Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1601 SW 5th Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1651 SW 5th Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2201-2215 NW 30th Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2250-2270 NW 30th Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2280-2300 NW 30th Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2301-2329 NW 30th Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 3000 NW 25th Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 3001-3037 NW 25th Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 3012-3050 NW 25th Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 595 SW 13th Terrace [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 601 SW 13th Terrace [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 605 SW 16th Terrace [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2459 Almond Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1221 N Alder Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1543 N Alder Ave [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1920 West Baseline Rd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4101-4127 Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4201-4261 Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4263-4299 Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4263F-N. Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4301-4335 Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4337-4379 Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4401-4445 Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4447-4491 Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4501-4549 Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4551-4593 Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4601-4643 Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4645-4683 Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4717-4729 Eubank Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 510 Eastpark Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 520 Eastpark Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 530 Eastpark Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 540 Eastpark Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 5600-5626 Eastport Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 5601-5659 Eastport Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 5650-5674 Eastport Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 5700 Eastport Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 5701-5799 Eastport Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 5800 Eastport Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 4 Brittain Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 5900 Eastport Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 6000 Eastport Blvd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | St Davids Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 6530 Judge Adams Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 6532 Judge Adams Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 13098 George Weber Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 13220 Wilfred Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 13225 Brockton Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1070 Windham Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1550 Central Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 9724 Alabama Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1135 Aviation Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 5800 Technology Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 8715 Bollman Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1150 Gateway Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 5555 12th Avenue East [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 5651 Innovation Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 12110 Champion Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 9300 Old Scotland Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 3990 Heritage Oak Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 3654-3668 Swenson Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 3701 Illinois Ave [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 3950-3980 Swenson Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1501 102nd Avenue North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1527 102nd Avenue North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1551 102nd Avenue North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1 Mirrlees Drive, Hazel Grove [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 6900 Harbor View Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 6920 Harbour View Blvd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 6950 Harbour View Blvd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1516 Fryar Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 3401-3409 Cragmont Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 3502 Riga Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 3505 Cragmont Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 3608 Queen Palm Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 5250 Eagle Trail Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 5501-5519 Pioneer Park Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 5690-5694 Crenshaw Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 8110 Anderson Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 8130 Anderson Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 9020 King Palm Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 9110 King Palm Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 9203 King Palm Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 9319 Peach Palm Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 9704 Solar Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 9945 Currie Davis Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1858 E Encanto Dr [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2040 W Rio Salado Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 475 W Vaughn St [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 921 South Park Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 8313 West Pierce Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 8591 West Washington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 8601 West Washington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 5111 S Royal Atlanta Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 5151 S Royal Atlanta Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | Trafalgar house, Temple Court, Daten Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1400 Powis Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | Liberty Square, Block 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | Liberty Square, Block 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | Liberty Square, Block 3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | Liberty Square, Block 5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 29 Liberty Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 1400 Northpoint Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 300 Northpoint Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 400 Northpoint Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 6017 Southern Blvd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 6035 Southern Blvd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2935 West Corporate Lakes Blvd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2945 West Corporate Lakes Blvd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 43-47 Hintz Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | Worcester 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | Unit 4, Pershore Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | Unt 3, Plot 163, Pershore Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | 2980 Green Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Maximum | Plot 10A, Worcester Six, Pershore Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	40 years
Operating Properties [Member] | Minimum | 1467 Perryman Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1501 Perryman Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 869 S Route 53 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 901 S Route 53 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 8620 Congdon Hill Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 200 Boulder Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 250 Boulder Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 400 Nestle Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 650 Boulder Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 651 Boulder Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 700 Nestle Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 705 Boulder Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 7165 Ambassador Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 7248 Industrial Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 7339 Industrial Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 7437 Industrial Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 8014 Industrial Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 8150 Industrial Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 8250 Industrial Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 8400 Industrial Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 6330 Hedgewood Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 6350 Hedgewood Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 6370 Hedgewood Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 6390 Hedgewood Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 6520 Stonegate Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 6540 Stonegate Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 6560 Stonegate Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 6580 Snowdrift Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 7620 Cetronia Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2250 East Bardin Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 3095 Presidential Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 3097 Presidential Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 7030 Buford Highway NE [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | Barton 150 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1055-1071 Kingsland Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4606 Richlynn Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 11800 Baltimore Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 11850 Baltimore Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 11900 Baltimore Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 12104 Indian Creek Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 12200 Indian Creek Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 12240 Indian Creek Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1071 Thorndale Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1260-1274 Ellis Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 371-377 Meyer Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 350 North York Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 850-880 Devon Ave [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 10 Emery Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2785 Commerce Center Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1455 Remington Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 150 E Crossroads Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 553 S Joliet Ave [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 400 Boulder Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 8201 Industrial Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 8451 Willard Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 860 Nestle Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 3525 Gravel Springs Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 3535 Gravel Springs Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | Tesco Trucking Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 100 Carolina Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 105 Amor Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1485 W Commerce Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 40 Logistics Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 135-195 East Elk Trail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 515 Kehoe Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1413 Bradley Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 3200 Belmeade Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 16325 S Avalon Blvd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1475 Nitterhouse Dr [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 95 Kriner Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 9000 109th Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 11701 Goodrich Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 12810 Virkler Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2700 Hutchison McDonald Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2701 Hutchison McDonald Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2730 Hutchison McDonald Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2801 Hutchison McDonald Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 3000 Crosspoint Center Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 3005 Crosspoint Center Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4045 Perimeter West Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4047 Perimeter West Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4525 Statesville Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4835 Sirona Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4925 Sirona Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 5032 Sirona Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 5033 Sirona Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 5039 Sirona Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 8910 Pioneer Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 8916 Pioneer Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 8924 Pioneer Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 3923 Shutterfly Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 3929 Shutterfly Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2601 Indian River Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1540 S 54th Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4650 Lake Forest Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4750 Lake Forest Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 15025 Proctor Ave [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 9645 Gerwig Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2550 John Glenn Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 3800 Twin Creeks Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 5959 Randolph St [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 330 South Royal Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 455 Airline Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2130 Baldwin Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 11020 Holly Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 329-333 Herrod Blvd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1250 Hall Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 333 Howard Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 131 Aldersgate Street & 14-17 Carthusian Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1680 Executive Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1700 Executive Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2670 Breckinridge Blvd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 170 Parkway West [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 190 Parkway West [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 265 Parkway East [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 285 Parkway East [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1000 Parliament Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4226 Surles Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4227 Surles Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4234 Surles Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4300 Emperor Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1951 TW Alexander Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1953 TW Alexander Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1955 TW Alexander Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1957 TW Alexander Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 3169 Dodd Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 3711 Kennebec Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 917 Lone Oak Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 10301-10305 West 70th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 10321 West 70th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 10333 West 70th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 10349-10357 West 70th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 10365-10375 West 70th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 10393-10394 West 70th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 7078 Shady Oak Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1075 King George Post Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1 Truman Drive South [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2250 Arthur Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 6600 Business Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 6675 Business Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 7351 Coca Cola Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 21705-21707 Mississippi Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 27143 Elwood International Port Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1800 Donaldson Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 6880 Fairfield Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 7000-7018 Fairfield Business [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 10721 Jasmine Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2000 Southpointe Dr [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1400 NW 65th Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 6500 NW 12th Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 6501 NW 12th Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 6600 NW 12th Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 11222 Melrose Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 9601 Cosner Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 5410 - 5430 Northwest 33rd Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 12601 Industry Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 12641 Industry Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 12681-12691 Pala Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1720 West 135th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 850 S Jupiter Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2510 W Main Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4251 North Highway 121 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1150 Pleasant Ridge Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 25 Brookfield Oaks Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 45 Brookfield Oaks Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2011 Southtech Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2121 Southtech Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 800 Commerce Parkway West Dr [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 110 Caliber Ridge Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 120 Caliber Ridge Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 130 Caliber Ridge Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 140 Caliber Ridge Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2988 Green Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 125 Caliber Ridge Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2727 London Groveport Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 11835 Newgate Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 11841 Newgate Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1560 Hunter Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1575 Hunter Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 7361 Coca Cola Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 7460 New Ridge Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 7462 New Ridge Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 500 McCarthy Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 600 Industrial Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 7195 Grayson Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 7253 Grayson Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 12537 Cerise Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1010 Petersburg Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 785 Lindbergh Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 805 Lindbergh Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 825 Lindbergh Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 845 Lindbergh Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4198 Eagle Hill Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4183 Eagle Hill Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4189 Eagle Hill Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4193 Eagle Hill Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4328, 4336 Federal Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4344 Federal Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4380 Federal Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4388 Federal Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4475 Premier Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4485 Premier Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4500 Green Point Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4501 Green Point Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4523 Green Point Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4524 Green Point Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | Unit 5 Logix Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1000 South Loop West [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 10241 W Little York Rd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 10245 W Little York Rd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 10301 Round Up Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 10305 Round Up Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1050 Greens Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 10607 Haddington Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 10735 West Little York Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 10739 West Little York Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 11201 Greens Crossing Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 11220 Ella Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1283 N Post Oak Rd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1287 N Post Oak Rd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1291 N Post Oak Rd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1416 N Sam Houston Parkway E [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1420 N Sam Houston Parkway E [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 14200 Hollister Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1424 N Sam Houston Parkway E [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1428 N Sam Houston Parkway E [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 14300 Hollister Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 14400 Hollister Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 15102 Sommermeyer St [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 15150 Sommermeyer St [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 16330 Central Green Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 16405 Air Center Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 16420 West Hardy Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 16445 Air Center Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1646 Rankin Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1655 Townhurst Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 16580 Air Center Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 16602 Central Green Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 16605 Air Center Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1665 Townhurst Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 16680 Central Green Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 16685 Air Center Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1755 Trans Central Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4301 S Pinemont Dr [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4401 S Pinemont Dr [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4501 S Pinemont Dr [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 5200 N. Sam Houston Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 5250 N. Sam Houston Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 5500 N. Sam Houston Parkway West [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 8017 Pinemont Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 8272 El Rio Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 8282 El Rio Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 8301 Fallbrook Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 8303 Fallbrook Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 850 Greens Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 860 Greens Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 8801-19 & 8821-49 Fallbrook Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 8802-8824 Fallbrook Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 8825-8839 N Sam Houston Pkwy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 8850-8872 Fallbrook Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 16200 Central Green Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 5430 FAA Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 951 Valleyview Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | Cabot III UK1B01 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1011 N Hilltop Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1035 N Hilltop Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1549 W Glenlake Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 901 N Hilltop Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 925 N Hilltop Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 8241 Sandy Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 8242 Sandy Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 8246 Sandy Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 19 Crows Mill Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1305 Chastain Road NW [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1325 Chastain Road NW [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 3600 Cobb International Bld NW [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | Unit 1 Bear Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 650 Swedesford Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 680 Swedesford Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1770 Interstate Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1200 Claybrick Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1806 Highway 146th South [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 11425 State Highway 225 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 11503 State Highway 225 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1701 South 16th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1801 South 16th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1842 South 16th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1902 South 16th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 640 S State Road 39 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 7528 Walker Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 8301 Industrial Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 8500 Willard Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 875 Maxham Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 8742 Congdon Hill Dr [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 7533 Industrial Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1169 Canton Rd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 65 Brookfield Oaks Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 75 Brookfield Oaks Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 126-132 Liberty Industrial Pkw [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 95-115 Liberty Industrial Pkwy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 11150 NW 122nd Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 11250 NW 122nd Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 11401 NW 134th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 11450 NW 122nd Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 8801 Congdon Hill Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 11440 NW 122 Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 456 International Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 21 S Middlesex Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4 S Middlesex Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 230 Moonachie Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 234 Moonachie Avenue [Member] [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 250 Moonachie Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 22750 Cactus Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 323 Park Knoll Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 324 Park Knoll Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 619 Distribution Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 627 Distribution Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 25 Coddington Crescent [Member] [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1775 Hillcrest Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1879 Lamont Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 350 Winmeyer Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1 Chadderton Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4000 E Airport Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1000 Gills Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 10003 Satellite Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 10511 & 10611 Satellite Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 10771 Palm Bay Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1090 Gills Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1600-1650 Central Florida Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1902 Cypress Lake Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2000 Park Oaks Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2202 Taft-Vineland Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2212 Taft Vineland Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2256 Taft-Vineland Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2351 Investors Row [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2400 South Lake Orange Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2412 Sand Lake Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2416 Lake Orange Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 6918 Presidents Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 7022 TPC Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 7100 TPC Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 7101 TPC Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 7315 Kingspointe Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 851 Gills Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 950 Gills Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 9550 Satellite Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 9700 Satellite Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 9600 Satellite Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4000 S 26th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4020 S 26th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4050 S 26th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4300 South 26th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4751 League Island Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4775 League Island Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2626 South 7th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 563 South 63rd Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1500 S 71st Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 7205 W Buckeye Rd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1000 Klein Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1901 10th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1909 10th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 3605 East Plano Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 3701 East Plano Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 800 Klein Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 900 Klein Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 9801 80th Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 14630-14650 28th Avenue North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2920 Northwest Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 5905 Trenton Lane North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 6055 Nathan Lane North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1400 SW 6th Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1405 SW 6th Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1500 SW 5th Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1501 SW 5th Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1601 SW 5th Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1651 SW 5th Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2201-2215 NW 30th Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2250-2270 NW 30th Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2280-2300 NW 30th Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2301-2329 NW 30th Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 3000 NW 25th Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 3001-3037 NW 25th Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 3012-3050 NW 25th Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 595 SW 13th Terrace [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 601 SW 13th Terrace [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 605 SW 16th Terrace [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2459 Almond Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1221 N Alder Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1543 N Alder Ave [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1920 West Baseline Rd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4101-4127 Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4201-4261 Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4263-4299 Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4263F-N. Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4301-4335 Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4337-4379 Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4401-4445 Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4447-4491 Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4501-4549 Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4551-4593 Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4601-4643 Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4645-4683 Carolina Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4717-4729 Eubank Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 510 Eastpark Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 520 Eastpark Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 530 Eastpark Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 540 Eastpark Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 5600-5626 Eastport Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 5601-5659 Eastport Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 5650-5674 Eastport Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 5700 Eastport Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 5701-5799 Eastport Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 5800 Eastport Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 4 Brittain Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 5900 Eastport Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 6000 Eastport Blvd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | St Davids Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 6530 Judge Adams Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 6532 Judge Adams Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 13098 George Weber Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 13220 Wilfred Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 13225 Brockton Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1070 Windham Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1550 Central Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 9724 Alabama Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1135 Aviation Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 5800 Technology Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 8715 Bollman Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1150 Gateway Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 5555 12th Avenue East [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 5651 Innovation Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 12110 Champion Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 9300 Old Scotland Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 3990 Heritage Oak Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 3654-3668 Swenson Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 3701 Illinois Ave [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 3950-3980 Swenson Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1501 102nd Avenue North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1527 102nd Avenue North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1551 102nd Avenue North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1 Mirrlees Drive, Hazel Grove [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 6900 Harbor View Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 6920 Harbour View Blvd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 6950 Harbour View Blvd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1516 Fryar Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 3401-3409 Cragmont Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 3502 Riga Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 3505 Cragmont Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 3608 Queen Palm Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 5250 Eagle Trail Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 5501-5519 Pioneer Park Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 5690-5694 Crenshaw Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 8110 Anderson Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 8130 Anderson Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 9020 King Palm Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 9110 King Palm Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 9203 King Palm Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 9319 Peach Palm Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 9704 Solar Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 9945 Currie Davis Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1858 E Encanto Dr [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2040 W Rio Salado Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 475 W Vaughn St [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 921 South Park Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 8313 West Pierce Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 8591 West Washington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 8601 West Washington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 5111 S Royal Atlanta Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 5151 S Royal Atlanta Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | Trafalgar house, Temple Court, Daten Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1400 Powis Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | Liberty Square, Block 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | Liberty Square, Block 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | Liberty Square, Block 3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | Liberty Square, Block 5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 29 Liberty Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 1400 Northpoint Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 300 Northpoint Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 400 Northpoint Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 6017 Southern Blvd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 6035 Southern Blvd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2935 West Corporate Lakes Blvd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2945 West Corporate Lakes Blvd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 43-47 Hintz Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | Worcester 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | Unit 4, Pershore Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | Unt 3, Plot 163, Pershore Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 2980 Green Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | 11430 NW 122 Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Operating Properties [Member] | Minimum | Plot 10A, Worcester Six, Pershore Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Depreciable life (years)	5 years
Development in Progress [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				185,671,517
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				276,900,873
Land and Improvements				0
Building and Improvements				462,572,389
Gross Amount Carried at End of Period	$ 462,572,389			462,572,389
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	462,572,389
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Development in Progress [Member] | 350 North York Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				3,043,130
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				1,507,853
Land and Improvements				0
Building and Improvements				4,550,983
Gross Amount Carried at End of Period	4,550,983			4,550,983
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,550,983
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Development in Progress [Member] | 650 Swedesford Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				488,529
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				4,065,131
Land and Improvements				0
Building and Improvements				4,553,660
Gross Amount Carried at End of Period	4,553,660			4,553,660
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,553,660
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Development in Progress [Member] | 3535 N Houston School Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				5,014,293
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				48,978,234
Land and Improvements				0
Building and Improvements				53,992,527
Gross Amount Carried at End of Period	53,992,527			53,992,527
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	53,992,527
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Development in Progress [Member] | 1912 16th St [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,337,516
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				365,516
Land and Improvements				0
Building and Improvements				1,703,032
Gross Amount Carried at End of Period	1,703,032			1,703,032
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	1,703,032
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Development in Progress [Member] | 160 and 180 Dulty's Lane Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				6,920,365
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				9,133,984
Land and Improvements				0
Building and Improvements				16,054,349
Gross Amount Carried at End of Period	16,054,349			16,054,349
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	16,054,349
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Development in Progress [Member] | 12830 Virklet Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				298,624
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				4,283,630
Land and Improvements				0
Building and Improvements				4,582,253
Gross Amount Carried at End of Period	4,582,253			4,582,253
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,582,253
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Development in Progress [Member] | Widnes - Unit 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				703,253
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				2,413,864
Land and Improvements				0
Building and Improvements				3,117,117
Gross Amount Carried at End of Period	3,117,117			3,117,117
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,117,117
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Development in Progress [Member] | 2980 Green Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				16,338
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				2,183,126
Land and Improvements				0
Building and Improvements				2,199,464
Gross Amount Carried at End of Period	2,199,464			2,199,464
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,199,464
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Development in Progress [Member] | 7157 Ridge Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				3,875,203
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				17,667,379
Land and Improvements				0
Building and Improvements				21,542,582
Gross Amount Carried at End of Period	21,542,582			21,542,582
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	21,542,582
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Development in Progress [Member] | 1401 Rankin Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				5,895,650
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				12,628,113
Land and Improvements				0
Building and Improvements				18,523,763
Gross Amount Carried at End of Period	18,523,763			18,523,763
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	18,523,763
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Development in Progress [Member] | 15515 Woodham Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				21,665,705
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				28,161,131
Land and Improvements				0
Building and Improvements				49,826,836
Gross Amount Carried at End of Period	49,826,836			49,826,836
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	49,826,836
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Development in Progress [Member] | 5350 Frye Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,589,923
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				9,726,004
Land and Improvements				0
Building and Improvements				12,315,927
Gross Amount Carried at End of Period	12,315,927			12,315,927
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	12,315,927
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Development in Progress [Member] | 120 Midway Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				5,410,100
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				24,034,026
Land and Improvements				0
Building and Improvements				29,444,126
Gross Amount Carried at End of Period	29,444,126			29,444,126
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	29,444,126
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Development in Progress [Member] | 1814 Highway 146th South [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,420,014
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				5,688,787
Land and Improvements				0
Building and Improvements				7,108,801
Gross Amount Carried at End of Period	7,108,801			7,108,801
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,108,801
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Development in Progress [Member] | 1302 Wharton Weems Blvd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				4,378,890
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				22,599,236
Land and Improvements				0
Building and Improvements				26,978,126
Gross Amount Carried at End of Period	26,978,126			26,978,126
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	26,978,126
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Development in Progress [Member] | 1901 Wharton Weems Blvd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,634,375
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				435,322
Land and Improvements				0
Building and Improvements				3,069,697
Gross Amount Carried at End of Period	3,069,697			3,069,697
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,069,697
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Development in Progress [Member] | 11230 Nw 122 St [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				5,226,348
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				6,823,058
Land and Improvements				0
Building and Improvements				12,049,406
Gross Amount Carried at End of Period	12,049,406			12,049,406
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	12,049,406
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Development in Progress [Member] | 11240 NW 122 St [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				5,226,348
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				10,261,112
Land and Improvements				0
Building and Improvements				15,487,460
Gross Amount Carried at End of Period	15,487,460			15,487,460
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	15,487,460
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Development in Progress [Member] | 11430 NW 122 Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				5,790,968
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				1,257,013
Land and Improvements				0
Building and Improvements				7,047,981
Gross Amount Carried at End of Period	7,047,981			7,047,981
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	7,047,981
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Development in Progress [Member] | Liberty 196 Brackmills [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				7,272,742
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				12,991,279
Land and Improvements				0
Building and Improvements				20,264,021
Gross Amount Carried at End of Period	20,264,021			20,264,021
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	20,264,021
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Development in Progress [Member] | 2300 Liberty Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				9,549,414
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				1,247,326
Land and Improvements				0
Building and Improvements				10,796,740
Gross Amount Carried at End of Period	10,796,740			10,796,740
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	10,796,740
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Development in Progress [Member] | 2800 Liberty Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				11,478,785
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				342,628
Land and Improvements				0
Building and Improvements				11,821,413
Gross Amount Carried at End of Period	11,821,413			11,821,413
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	11,821,413
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Development in Progress [Member] | 1383 S Cucamonga Ave [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				6,773,327
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				1,249,141
Land and Improvements				0
Building and Improvements				8,022,468
Gross Amount Carried at End of Period	8,022,468			8,022,468
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	8,022,468
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Development in Progress [Member] | 400 Rouse Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				10,514,720
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				2,088,179
Land and Improvements				0
Building and Improvements				12,602,899
Gross Amount Carried at End of Period	12,602,899			12,602,899
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	12,602,899
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Development in Progress [Member] | 1250 S 71st Ave [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				3,587,584
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				10,854,851
Land and Improvements				0
Building and Improvements				14,442,435
Gross Amount Carried at End of Period	14,442,435			14,442,435
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	14,442,435
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Development in Progress [Member] | 2000 W Baseline Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				11,706,478
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				11,142,119
Land and Improvements				0
Building and Improvements				22,848,597
Gross Amount Carried at End of Period	22,848,597			22,848,597
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	22,848,597
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Development in Progress [Member] | 855 W Valley Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				24,722,726
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				2,779,395
Land and Improvements				0
Building and Improvements				27,502,121
Gross Amount Carried at End of Period	27,502,121			27,502,121
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	27,502,121
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Development in Progress [Member] | 520 East Orange Shadow Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				14,742,703
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				16,750,766
Land and Improvements				0
Building and Improvements				31,493,469
Gross Amount Carried at End of Period	31,493,469			31,493,469
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	31,493,469
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Development in Progress [Member] | 6043 Southern Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,741,040
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				3,382,226
Land and Improvements				0
Building and Improvements				6,123,266
Gross Amount Carried at End of Period	6,123,266			6,123,266
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,123,266
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Development in Progress [Member] | Worcester Plot 2A [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				646,426
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				1,860,444
Land and Improvements				0
Building and Improvements				2,506,870
Gross Amount Carried at End of Period	2,506,870			2,506,870
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,506,870
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Land Held for Development
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				224,063,793
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				72,180,087
Land and Improvements				296,243,880
Building and Improvements				0
Gross Amount Carried at End of Period	296,243,880			296,243,880
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	296,243,880
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Land Held for Development | Camden Town Center Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				3,384,543
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				(1,815,511)
Land and Improvements				1,569,032
Building and Improvements				0
Gross Amount Carried at End of Period	1,569,032			1,569,032
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	1,569,032
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Land Held for Development | Randolph Street Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				1,758,528
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				0
Land and Improvements				1,758,528
Building and Improvements				0
Gross Amount Carried at End of Period	1,758,528			1,758,528
Accumulated Depreciation
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	1,758,528
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation
Land Held for Development | Mountain Creek Business Park L [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				7,984,928
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				6,952,870
Land and Improvements				14,937,798
Building and Improvements				0
Gross Amount Carried at End of Period	14,937,798			14,937,798
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	14,937,798
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Land Held for Development | 4030 S State Road 7 Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				14,727,819
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				488,777
Land and Improvements				15,216,596
Building and Improvements				0
Gross Amount Carried at End of Period	15,216,596			15,216,596
Accumulated Depreciation
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	15,216,596
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation
Land Held for Development | Holly Lane North Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				889,205
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				143,710
Land and Improvements				1,032,915
Building and Improvements				0
Gross Amount Carried at End of Period	1,032,915			1,032,915
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	1,032,915
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Land Held for Development | French Lake Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				13,513,632
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				7,684,117
Land and Improvements				21,197,749
Building and Improvements				0
Gross Amount Carried at End of Period	21,197,749			21,197,749
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	21,197,749
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Land Held for Development | Flying Cloud Drive Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,051,631
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				1,949,097
Land and Improvements				4,000,728
Building and Improvements				0
Gross Amount Carried at End of Period	4,000,728			4,000,728
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,000,728
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Land Held for Development | Camelback 303 Business Center Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				16,857,556
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				4,435,684
Land and Improvements				21,293,240
Building and Improvements				0
Gross Amount Carried at End of Period	21,293,240			21,293,240
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	21,293,240
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Land Held for Development | Pleasant Ridge Road Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				564,535
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				2,931,704
Land and Improvements				3,496,239
Building and Improvements				0
Gross Amount Carried at End of Period	3,496,239			3,496,239
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,496,239
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Land Held for Development | Ridge Road Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				3,371,183
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				(583,887)
Land and Improvements				2,787,296
Building and Improvements				0
Gross Amount Carried at End of Period	2,787,296			2,787,296
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,787,296
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Land Held for Development | Interwood Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				5,160,668
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				32,647
Land and Improvements				5,193,315
Building and Improvements				0
Gross Amount Carried at End of Period	5,193,315			5,193,315
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,193,315
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Land Held for Development | Richey Road Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				12,630,951
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				(11,522,400)
Land and Improvements				1,108,551
Building and Improvements				0
Gross Amount Carried at End of Period	1,108,551			1,108,551
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	1,108,551
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Land Held for Development | Cabin Branch Road Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				507,337
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				1,851,968
Land and Improvements				2,359,305
Building and Improvements				0
Gross Amount Carried at End of Period	2,359,305			2,359,305
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,359,305
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Land Held for Development | Kent County, UK [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				0
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				24,724,274
Land and Improvements				24,724,274
Building and Improvements				0
Gross Amount Carried at End of Period	24,724,274			24,724,274
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	24,724,274
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Land Held for Development | Port Crossing Commerce Center Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				5,073,341
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				316,899
Land and Improvements				5,390,240
Building and Improvements				0
Gross Amount Carried at End of Period	5,390,240			5,390,240
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,390,240
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Land Held for Development | Commodore Business Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				792,118
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				1,456,064
Land and Improvements				2,248,182
Building and Improvements				0
Gross Amount Carried at End of Period	2,248,182			2,248,182
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	2,248,182
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Land Held for Development | Paramount Boulevard Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				33,689,684
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				197,422
Land and Improvements				33,887,106
Building and Improvements				0
Gross Amount Carried at End of Period	33,887,106			33,887,106
Accumulated Depreciation
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	33,887,106
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation
Land Held for Development | Spring Creek Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				36,615,601
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				12,137,495
Land and Improvements				48,753,096
Building and Improvements				0
Gross Amount Carried at End of Period	48,753,096			48,753,096
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	48,753,096
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Land Held for Development | Miami International Tradeport Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				8,359,177
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				9,001,589
Land and Improvements				17,360,766
Building and Improvements				0
Gross Amount Carried at End of Period	17,360,766			17,360,766
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	17,360,766
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Land Held for Development | 557 Nazareth Pike Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				4,667,646
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				668,506
Land and Improvements				5,336,152
Building and Improvements				0
Gross Amount Carried at End of Period	5,336,152			5,336,152
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	5,336,152
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Land Held for Development | 357 Wilson Avenue Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				12,882,076
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				145,473
Land and Improvements				13,027,549
Building and Improvements				0
Gross Amount Carried at End of Period	13,027,549			13,027,549
Accumulated Depreciation
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	13,027,549
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation
Land Held for Development | Century Commerce Center Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				17,347,131
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				1,915,008
Land and Improvements				19,262,139
Building and Improvements				0
Gross Amount Carried at End of Period	19,262,139			19,262,139
Accumulated Depreciation
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	19,262,139
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation
Land Held for Development | Southern Boulevard Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				6,628,239
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				4,838,777
Land and Improvements				11,467,016
Building and Improvements				0
Gross Amount Carried at End of Period	11,467,016			11,467,016
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	11,467,016
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Land Held for Development | Buckeye Logistics Center West Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				4,193,865
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				2,331,154
Land and Improvements				6,525,019
Building and Improvements				0
Gross Amount Carried at End of Period	6,525,019			6,525,019
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	6,525,019
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Land Held for Development | Walkins Street and 48th Avenue Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				4,078,812
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				247,597
Land and Improvements				4,326,409
Building and Improvements				0
Gross Amount Carried at End of Period	4,326,409			4,326,409
Accumulated Depreciation
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,326,409
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation
Land Held for Development | Woodlands Center Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				148,314
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				21,717
Land and Improvements				170,031
Building and Improvements				0
Gross Amount Carried at End of Period	170,031			170,031
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	170,031
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Land Held for Development | Suffolk Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				2,715,714
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				823,895
Land and Improvements				3,539,609
Building and Improvements				0
Gross Amount Carried at End of Period	3,539,609			3,539,609
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	3,539,609
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Land Held for Development | 6119 W. Linebaugh Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				180,136
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				(105,136)
Land and Improvements				75,000
Building and Improvements				0
Gross Amount Carried at End of Period	75,000			75,000
Accumulated Depreciation	0			0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	75,000
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	0
Land Held for Development | Legacy Park Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				0
Initial Cost of Land				3,289,423
Initial Cost of Buildings				0
Costs Capitalized Subsequent to Acquisition				910,577
Land and Improvements				4,200,000
Building and Improvements				0
Gross Amount Carried at End of Period	4,200,000			4,200,000
Accumulated Depreciation	0			$ 0
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Real Estate, Gross	4,200,000
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Real Estate Accumulated Depreciation	$ 0